UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-05542

                         The BlackRock Income Trust Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          100 Bellevue Parkway, Wilmington, DE                        19809
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                           Robert S. Kapito, President
                         The BlackRock Income Trust Inc.
                     40 East 52nd Street, New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (302) 797-2449

Date of fiscal year end: 10/31

Date of reporting period: 10/31/03

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIXED INCOME    LIQUIDITY    EQUITIES    ALTERNATIVES    BLACKROCK SOLUTIONS
----------------------------------------------------------------------------
BlackRock
Closed-End Funds
Annual Report

OCTOBER 31, 2003

----------------------------------------------------------------------------



BlackRock Broad Investment Grade 2009 Term Trust (BCT)

BlackRock Core Bond Trust (BHK)

BlackRock High Yield Trust (BHY)

BlackRock Income Opportunity Trust (BNA)

BlackRock Income Trust (BKT)

BlackRock Limited Duration Income Trust (BLW)

BlackRock Strategic Bond Trust (BHD)







                                                [BlackRock Logo]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                                TABLE OF CONTENTS


Letter to Shareholders .....................................................   1
Trust Summaries ............................................................   2
Portfolios of Investments ..................................................   9
Financial Statements
   Statements of Assets and Liabilities ....................................  40
   Statements of Operations ................................................  42
   Statements of Cash Flows ................................................  44
   Statements of Changes in Net Assets .....................................  46
Financial Highlights .......................................................  49
Notes to Financial Statements ..............................................  56
Independent Auditors' Report ...............................................  64
Additional Information .....................................................  65
Tax Information ............................................................  65
Dividend Reinvestment Plans ................................................  65
Trustees Information .......................................................  66




--------------------------------------------------------------------------------

                        PRIVACY PRINCIPLES OF THE TRUSTS

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS

                                                                October 31, 2003
Dear Shareholder:

         We are pleased to report that during the period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts' audited financial statements and a listing of the portfolios' holdings.

         The portfolio management team continuously monitors the fixed income markets and adjusts the portfolios in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

         The following table shows the Trusts' yields, closing market prices per share and net asset values ("NAV") per share as of October 31, 2003.

----------------------------------------------------------------------------------------------
                         TRUST                                  YIELD   MARKET PRICE     NAV
----------------------------------------------------------------------------------------------
 BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)     5.68%     $15.85      $16.02
----------------------------------------------------------------------------------------------
 BlackRock Core Bond Trust (BHK)                                 7.74       13.57       14.75
----------------------------------------------------------------------------------------------
 BlackRock High Yield Trust (BHY)                                9.85       10.25        6.96
----------------------------------------------------------------------------------------------
 BlackRock Income Opportunity Trust (BNA)                        7.67       10.95       11.93
----------------------------------------------------------------------------------------------
 BlackRock Income Trust Inc. (BKT)                               7.94        7.71        7.21
----------------------------------------------------------------------------------------------
 BlackRock Limited Duration Income Trust (BLW)                   7.98       18.80       19.74
----------------------------------------------------------------------------------------------
 BlackRock Strategic Bond Trust (BHD)                           10.22       15.27       15.07
----------------------------------------------------------------------------------------------

 Yield is based on market price.

         BlackRock, Inc. ("BlackRock"), a world leader in asset management, has a proven commitment to fixed income. As of September 30, 2003, BlackRock managed approximately $200 billion in bonds, including 16 open-end and 47 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world's largest institutional investors. BlackRock Advisors, Inc., which manages the Trusts, is a wholly owned subsidiary of BlackRock, Inc.

         On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.


Sincerely,


/s/ Laurence D. Fink                                   /s/ Ralph L. Schlosstein

Laurence D. Fink                                       Ralph L. Schlosstein
Chief Executive Officer                                President
BlackRock Advisors, Inc.                               BlackRock Advisors, Inc.

TRUST SUMMARIES
OCTOBER 31, 2003

--------------------------------------------------------
 BLACKROCK BROAD INVESTMENT GRADE 2009 TERM TRUST (BCT)
--------------------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on American Stock Exchange:                                   BCT
--------------------------------------------------------------------------------
Initial Offering Date:                                          June 17, 1993
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $15.85
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $16.02
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($15.85):(1)            5.68%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                         $ 0.075
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                      $ 0.900
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.


The table below summarizes the changes in the Trust's market price and NAV:

                  --------------------------------------------------------------
                   10/31/03     10/31/02     CHANGE        HIGH           LOW
--------------------------------------------------------------------------------
Market Price         $15.85      $16.18      (2.04)%       $16.95       $15.68
--------------------------------------------------------------------------------
NAV                  $16.02      $17.33      (7.56)%       $17.38       $15.77
--------------------------------------------------------------------------------


The following charts show the Trust's asset composition and corporate credit quality allocations of the Trust's long-term investments:

--------------------------------------------------------------------------------
                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
COMPOSITION                                  OCTOBER 31, 2003   OCTOBER 31, 2002
--------------------------------------------------------------------------------
U.S. Government and Agency Securities               56%                36%
--------------------------------------------------------------------------------
Interest Only Mortgage-Backed Securities            12                  8
--------------------------------------------------------------------------------
Agency Multiple Class Mortgage Pass-Throughs         8                 18
--------------------------------------------------------------------------------
Corporate Bonds                                      8                 10
--------------------------------------------------------------------------------
Inverse Floating Rate Mortgages                      8                 18
--------------------------------------------------------------------------------
Taxable Municipal Bonds                              5                  5
--------------------------------------------------------------------------------
Mortgage Pass-Throughs                               1                  2
--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities                1                  1
--------------------------------------------------------------------------------
Other                                                1                  2
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         CORPORATE CREDIT BREAKDOWN(3)
--------------------------------------------------------------------------------
CREDIT RATING                                OCTOBER 31, 2003   OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                             --%                 8%
--------------------------------------------------------------------------------
AA/Aa                                               35                 19
--------------------------------------------------------------------------------
A                                                   43                 42
--------------------------------------------------------------------------------
BBB/Baa                                             21                 30
--------------------------------------------------------------------------------
BB/Ba                                               --                  1
--------------------------------------------------------------------------------
CCC/Caa                                              1                 --
--------------------------------------------------------------------------------

----------
(3) Using the higher of Standard & Poor's ("S&P"), Moody's Investors Service ("Moody's") or Fitch Ratings ("Fitch") rating. Corporate bonds represented approximately 11.0% and 13.3% of net assets on October 31, 2003 and October 31, 2002, respectively.

TRUST SUMMARIES
OCTOBER 31, 2003

---------------------------------
 BLACKROCK CORE BOND TRUST (BHK)
---------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BHK
--------------------------------------------------------------------------------
Initial Offering Date:                                         November 27, 2001
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                                $13.57
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                     $14.75
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($13.57):(1)             7.74%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                          $ 0.0875
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                       $ 1.0500
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.


The table below summarizes the changes in the Trust's market price and NAV:

                ----------------------------------------------------------------
                 10/31/03      10/31/02      CHANGE         HIGH           LOW
--------------------------------------------------------------------------------
Market Price       $13.57       $13.82       (1.81)%        $15.41       $13.41
--------------------------------------------------------------------------------
NAV                $14.75       $14.33        2.93%         $15.99       $14.08
--------------------------------------------------------------------------------


The following charts show the Trust's asset composition and corporate credit quality allocations of the Trust's long-term investments:

--------------------------------------------------------------------------------
                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
COMPOSITION                                  OCTOBER 31, 2003   OCTOBER 31, 2002
--------------------------------------------------------------------------------
Corporate Bonds                                     46%                44%
--------------------------------------------------------------------------------
Mortgage Pass-Throughs                              26                 28
--------------------------------------------------------------------------------
U.S. Government and Agency Securities               16                 17
--------------------------------------------------------------------------------
Foreign Government Bonds                             7                  3
--------------------------------------------------------------------------------
Taxable Municipal Bonds                              2                 --
--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities                2                  6
--------------------------------------------------------------------------------
Interest Only Mortgage-Backed Securities             1                  2
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          CORPORATE CREDIT BREAKDOWN(3)
--------------------------------------------------------------------------------
CREDIT RATING                                OCTOBER 31, 2003   OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                              3%                14%
--------------------------------------------------------------------------------
AA/Aa                                               11                  6
--------------------------------------------------------------------------------
A                                                   25                 20
--------------------------------------------------------------------------------
BBB/Baa                                             21                 18
--------------------------------------------------------------------------------
BB/Ba                                               12                 10
--------------------------------------------------------------------------------
B                                                   23                 29
--------------------------------------------------------------------------------
CCC/Caa                                              5                  1
--------------------------------------------------------------------------------
Not Rated                                           --                  2
--------------------------------------------------------------------------------

----------
(3) Using the higher of S&P's, Moody's or Fitch's rating. Corporate bonds represented approximately 61.6% and 62.1% of net assets on October 31, 2003 and October 31, 2002, respectively.

TRUST SUMMARIES
OCTOBER 31, 2003

----------------------------------
 BLACKROCK HIGH YIELD TRUST (BHY)
----------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BHY
--------------------------------------------------------------------------------
Initial Offering Date:                                        December 23, 1998
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $10.25
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $ 6.96
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($10.25):(1)            9.85%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                         $ 0.084167
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                      $ 1.010004
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.


The table below summarizes the changes in the Trust's market price and NAV:

                ----------------------------------------------------------------
                  10/31/03      10/31/02       CHANGE         HIGH          LOW
--------------------------------------------------------------------------------
Market Price       $10.25         $8.68        18.09%        $11.20        $7.91
--------------------------------------------------------------------------------
NAV                $ 6.96         $6.13        13.54%        $ 6.96        $6.02
--------------------------------------------------------------------------------


The following chart shows the Trust's corporate credit quality allocations of the Trust's long-term investments:

--------------------------------------------------------------------------------
                          CORPORATE CREDIT BREAKDOWN(3)
--------------------------------------------------------------------------------
CREDIT RATING                              OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
BBB/Baa                                           3%                   4%
--------------------------------------------------------------------------------
BB/Ba                                            12                   18
--------------------------------------------------------------------------------
B                                                52                   62
--------------------------------------------------------------------------------
CCC/Caa                                          25                   10
--------------------------------------------------------------------------------
CC/Ca                                             5                    3
--------------------------------------------------------------------------------
Not Rated                                         3                    3
--------------------------------------------------------------------------------


----------
(3) Using the higher of S&P's, Moody's or Fitch's rating. Corporate bonds represented approximately 135.4% and 144.5% of net assets on October 31, 2003 and October 31, 2002, respectively.

TRUST SUMMARIES
OCTOBER 31, 2003

------------------------------------------
 BLACKROCK INCOME OPPORTUNITY TRUST (BNA)
------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BNA
--------------------------------------------------------------------------------
Initial Offering Date:                                        December 20, 1991
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $10.95
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $11.93
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($10.95):(1)            7.67%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                         $ 0.07
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                      $ 0.84
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.


The table below summarizes the changes in the Trust's market price and NAV:

                 ---------------------------------------------------------------
                   10/31/03      10/31/02      CHANGE         HIGH          LOW
--------------------------------------------------------------------------------
Market Price        $10.95        $10.50        4.29%        $11.79       $10.30
--------------------------------------------------------------------------------
NAV                 $11.93        $11.83        0.85%        $12.86       $11.21
--------------------------------------------------------------------------------


The following charts show the Trust's asset composition and credit quality allocations of the Trust's long-term investments:

--------------------------------------------------------------------------------
                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
COMPOSITION                                  OCTOBER 31, 2003   OCTOBER 31, 2002
--------------------------------------------------------------------------------
Corporate Bonds                                     59%                30%
--------------------------------------------------------------------------------
Mortgage Pass-Throughs                              29                 55
--------------------------------------------------------------------------------
U.S. Government and Agency Securities                7                  7
--------------------------------------------------------------------------------
Federal Housing Administration                       2                  4
--------------------------------------------------------------------------------
Interest Only Mortgage-Backed Securities             2                  1
--------------------------------------------------------------------------------
Inverse Floating Rate Mortgages                      1                  1
--------------------------------------------------------------------------------
Principal Only Mortgage-Backed Securities           --                  2
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         CORPORATE CREDIT BREAKDOWN(3)
--------------------------------------------------------------------------------
CREDIT RATING                                OCTOBER 31, 2003   OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                              6%                14%
--------------------------------------------------------------------------------
AA/Aa                                               12                  8
--------------------------------------------------------------------------------
A                                                   22                 21
--------------------------------------------------------------------------------
BBB/Baa                                             19                 13
--------------------------------------------------------------------------------
BB/Ba                                               17                 24
--------------------------------------------------------------------------------
B                                                   22                 20
--------------------------------------------------------------------------------
CCC/Caa                                              2                 --
--------------------------------------------------------------------------------

----------
(3) Using the higher of S&P's, Moody's or Fitch's rating. Corporate bonds represented approximately 71.2% and 40.9% of net assets on October 31, 2003 and October 31, 2002, respectively.

TRUST SUMMARIES
OCTOBER 31, 2003

------------------------------
 BLACKROCK INCOME TRUST (BKT)
------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                  BKT
--------------------------------------------------------------------------------
Initial Offering Date:                                         July 22, 1988
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $7.71
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $7.21
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($7.71):(1)            7.94%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                         $0.051042
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                      $0.612504
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.


The table below summarizes the changes in the Trust's market price and NAV:

                   -------------------------------------------------------------
                    10/31/03      10/31/02     CHANGE         HIGH         LOW
--------------------------------------------------------------------------------
Market Price          $7.71         $8.07      (4.46)%        $8.25       $6.80
--------------------------------------------------------------------------------
NAV                   $7.21         $8.13     (11.32)%        $8.09       $7.02
--------------------------------------------------------------------------------


The following chart shows the Trust's asset composition of the Trust's corporate investments:


--------------------------------------------------------------------------------
                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
COMPOSITION                                   OCTOBER 31, 2003  OCTOBER 31, 2002
--------------------------------------------------------------------------------
Mortgage Pass-Throughs                                32%               48%
--------------------------------------------------------------------------------
U.S. Government and Agency Securities                 30                16
--------------------------------------------------------------------------------
Interest Only Mortgage-Backed Securities              15                 8
--------------------------------------------------------------------------------
Principal Only Mortgage-Backed Securities             11                 8
--------------------------------------------------------------------------------
Inverse Floating Rate Mortgages                        4                 9
--------------------------------------------------------------------------------
Federal Housing Administration                         3                 5
--------------------------------------------------------------------------------
Agency Multiple Class Mortgage Pass-Throughs           3                 2
--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities                  2                 2
--------------------------------------------------------------------------------
Non-Agency Multiple Class Mortgage Pass-Throughs      --                 1
--------------------------------------------------------------------------------
Adjustable Rate Mortgage Securities                   --                 1
--------------------------------------------------------------------------------

TRUST SUMMARIES
OCTOBER 31, 2003

-----------------------------------------------
 BLACKROCK LIMITED DURATION INCOME TRUST (BLW)
-----------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BLW
--------------------------------------------------------------------------------
Initial Offering Date:                                          July 30, 2003
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $18.80
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $19.74
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($18.80):(1)            7.98%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                         $ 0.125
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                      $ 1.500
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.


The table below summarizes the Trust's market price and NAV:

                                  ----------------------------------------------
                                    10/31/03         HIGH           LOW
--------------------------------------------------------------------------------
Market Price                          $18.80        $20.01         $18.76
--------------------------------------------------------------------------------
NAV                                   $19.74        $19.76         $18.72
--------------------------------------------------------------------------------


The following charts show the Trust's asset composition and corporate credit quality allocations of the Trust's long-term investments:

--------------------------------------------------------------------------------
                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
COMPOSITION                                         OCTOBER 31, 2003
--------------------------------------------------------------------------------
Corporate Bonds                                           47%
--------------------------------------------------------------------------------
Mortgage Pass-Throughs                                    24
--------------------------------------------------------------------------------
Bank Loans                                                20
--------------------------------------------------------------------------------
U.S. Government and Agency Securities                      8
--------------------------------------------------------------------------------
Foreign Government Bonds                                   1
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          CORPORATE CREDIT BREAKDOWN(3)
--------------------------------------------------------------------------------
CREDIT RATING                                       OCTOBER 31, 2003
--------------------------------------------------------------------------------
A                                                          6%
--------------------------------------------------------------------------------
BBB/Baa                                                    8
--------------------------------------------------------------------------------
BB/Ba                                                     26
--------------------------------------------------------------------------------
B                                                         60
--------------------------------------------------------------------------------

----------
(3) Using the higher of S&P's, Moody's or Fitch's rating. Corporate bonds represented approximately 64.6% of net assets on October 31, 2003.

TRUST SUMMARIES
OCTOBER 31, 2003

--------------------------------------
 BLACKROCK STRATEGIC BOND TRUST (BHD)
--------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BHD
--------------------------------------------------------------------------------
Initial Offering Date:                                        February 26, 2002
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $15.27
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $15.07
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($15.27):(1)           10.22%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                         $ 0.13
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                      $ 1.56
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the annualized distribution per share as of October 31, 2003 by the closing market price.

(2)  The distribution is not constant and is subject to change.


The table below summarizes the changes in the Trust's market price and NAV:

               -----------------------------------------------------------------
                 10/31/03      10/31/02       CHANGE        HIGH          LOW
--------------------------------------------------------------------------------
Market Price       $15.27       $12.35        23.64%       $15.52       $12.41
--------------------------------------------------------------------------------
NAV                $15.07       $12.63        19.32%       $15.07       $12.91
--------------------------------------------------------------------------------


The following chart shows the Trust's corporate credit quality allocations of the Trust's long-term investments:


--------------------------------------------------------------------------------
                          CORPORATE CREDIT BREAKDOWN(3)
--------------------------------------------------------------------------------
CREDIT RATING                          OCTOBER 31, 2003         OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                       1%                       1%
--------------------------------------------------------------------------------
AA/Aa                                         5                        6
--------------------------------------------------------------------------------
A                                             9                       10
--------------------------------------------------------------------------------
BBB/Baa                                      10                       12
--------------------------------------------------------------------------------
BB/Ba                                        23                       29
--------------------------------------------------------------------------------
B                                            47                       41
--------------------------------------------------------------------------------
CCC/Caa                                       4                       --
--------------------------------------------------------------------------------
Not Rated                                     1                        1
--------------------------------------------------------------------------------

----------
(3) Using the higher of S&P's, Moody's or Fitch's rating. Corporate bonds represented approximately 134.4% and 143.4% of net assets on October 31, 2003 and October 31, 2002, respectively.

CONSOLIDATED PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

--------------------------------------------------------
 BLACKROCK BROAD INVESTMENT GRADE 2009 TERM TRUST (BCT)
--------------------------------------------------------

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--135.6%
                        MORTGAGE PASS-THROUGHS--1.8%
                        Federal National Mortgage Assoc.,
             $   758      5.50%, 1/01/17 - 2/01/17 ..............................................................  $     780,934
                  47      6.50%, 7/01/29 ........................................................................         48,755
                                                                                                                   -------------
                        Total Mortgage Pass-Throughs ............................................................        829,689
                                                                                                                   -------------
                        AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--11.2%
                        Federal Home Loan Mortgage Corp.,
               2,168      Ser. 1510, Class G, 5/15/13 ...........................................................      2,317,007
                 400      Ser. 1534, Class IG, 2/15/10 ..........................................................        414,464
                   2      Ser. 1601, Class SD, 10/15/08 .........................................................          2,039
                        Federal National Mortgage Assoc.,
                 619      Ser. 10, Class V, 7/25/13 .............................................................        626,679
                 232      Ser. 13, Class SJ, 2/25/09 ............................................................        240,068
                 118      Ser. 43, Class E, 4/25/22 .............................................................        122,852
               1,000      Ser. 49, Class H, 4/25/13 .............................................................      1,058,370
                  14      Ser. 87, Class J, 4/25/22 .............................................................         14,446
                 450      Ser. 214, Class SK, 12/25/08 ..........................................................        495,293
                                                                                                                   -------------
                        Total Agency Multiple Class Mortgage Pass-Throughs ......................................      5,291,218
                                                                                                                   -------------
                        INVERSE FLOATING RATE MORTGAGES--10.6%
    AAA          462    Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 11/25/23 ........................        540,221
    Aaa          532    Countrywide Funding Corp., Ser. 2, Class A-12S, 2/25/09 .................................        542,715
                        Federal Home Loan Mortgage Corp.,
                 336      Ser. 1425, Class SB, 12/15/07 .........................................................        418,446
                 132      Ser. 1506, Class S, 5/15/08 ...........................................................        151,678
                 106      Ser. 1515, Class S, 5/15/08 ...........................................................        117,217
                 117      Ser. 1618, Class SA, 11/15/08 .........................................................        121,227
                 304      Ser. 1621, Class SH, 11/15/22 .........................................................        317,755
                  34      Ser. 1626, Class SA, 12/15/08 .........................................................         34,031
                 171      Ser. 1661, Class SB, 1/15/09 ..........................................................        186,068
                 413      Ser. 1688, Class S, 12/15/13 ..........................................................        446,295
                        Federal National Mortgage Assoc.,
                 166      Ser. 32, Class SA, 5/25/32 ............................................................        172,229
                  35      Ser. 48, Class SC, 6/25/33 ............................................................         35,198
                 474      Ser. 187, Class SB, 10/25/07 ..........................................................        560,675
                 261      Ser. 190, Class S, 11/25/07 ...........................................................        317,251
                 274      Ser. 191, Class SD, 10/25/08 ..........................................................        303,414
                  59      Ser. 202, Class VB, 11/25/23 ..........................................................         60,904
                 324      Ser. 214, Class SH, 12/25/08 ..........................................................        360,162
                        Residential Funding Mortgage Securities I, Inc.,
    AAA          169      Ser. S23, Class A-12, 6/25/08 .........................................................        175,267
    AAA          175      Ser. S23, Class A-16, 6/25/08 .........................................................        179,975
                                                                                                                   -------------
                        Total Inverse Floating Rate Mortgages ...................................................      5,040,728
                                                                                                                   -------------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--16.3%
                        Federal Home Loan Mortgage Corp.,
                 252      Ser. 65, Class I, 8/15/20 .............................................................         42,530
                  82      Ser. 141, Class H, 5/15/21 ............................................................          1,238
                 253      Ser. 1114, Class J, 7/15/06 ...........................................................         24,815
                 225      Ser. 1285, Class M, 5/15/07 ...........................................................         14,547
               2,000      Ser. 1598, Class J, 10/15/08 ..........................................................      2,145,900
               1,096      Ser. 1645, Class IB, 9/15/08 ..........................................................         90,466
                 210      Ser. 2063, Class PU, 10/15/26 .........................................................          2,956
                  70      Ser. 2306, Class PM, 5/15/26 ..........................................................             22
               1,299      Ser. 2462, Class NI, 8/15/21 ..........................................................        191,169
               1,578      Ser. 2513, Class BI, 12/15/15 .........................................................        142,547
               3,100      Ser. 2542, Class IY, 5/15/16 ..........................................................         49,042
               2,688      Ser. 2543, Class IJ, 10/15/12 .........................................................        215,494


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           INTEREST ONLY MORTGAGE-BACKED SECURITIES--(CONT'D)
                           Federal Home Loan Mortgage Corp. (cont'd)
             $ 3,670         Ser. 2543, Class IM, 9/15/12 ........................................................  $     191,619
               5,419         Ser. 2572, Class IT, 5/15/19 ........................................................        507,230
               3,981         Ser. 2633, Class PI, 3/15/12 ........................................................        346,264
               4,577         Ser. 2672, Class TP, 9/15/16 ........................................................        426,868
                           Federal National Mortgage Assoc.,
                 607         Ser. 8, Class HA, 1/25/08 ...........................................................         96,006
                 582         Ser. 20, Class SL, 9/25/08 ..........................................................        109,332
                 134         Ser. 39, Class PE, 1/25/23 ..........................................................          8,985
                 321         Ser. 42, Class SO, 3/25/23 ..........................................................         10,813
               1,701         Ser. 49, Class L, 4/25/13 ...........................................................        134,822
               1,540         Ser. 51, Class K, 4/25/07 ...........................................................        192,476
              12,992         Ser. 70, Class ID, 4/25/22 ..........................................................      2,105,484
                 173         Ser. 72, Class H, 7/25/06 ...........................................................         21,778
               1,710         Ser. 80, Class PI, 9/25/23 ..........................................................         68,969
               2,000         Ser. 82, Class IR, 9/25/12 ..........................................................        179,063
               1,047         Ser. 90, Class M, 1/25/28 ...........................................................        152,561
                  10         Ser. 174, Class S, 9/25/22 ..........................................................         30,884
                 418         Ser. 194, Class PV, 6/25/08 .........................................................         23,296
               1,731         Ser. 208, Class S, 2/25/23 ..........................................................         57,402
                 348         Ser. 223, Class PT, 10/25/23 ........................................................         31,234
                   7         Ser. G-21, Class L, 7/25/21 .........................................................         15,856
                  75       PNC Mortgage Securities Corp., Ser. 8, Class 4-X, 10/25/28 ............................          2,889
               6,672       Structured Asset Securities Corp., Ser. ALS1, Class 3AX, 5/25/14 ......................         28,468
              28,355       Vendee Mortgage Trust, Ser. 1, Class 1IO, 10/15/31 ....................................         39,980
                                                                                                                    -------------
                           Total Interest Only Mortgage-Backed Securities ........................................      7,703,005
                                                                                                                    -------------
                           PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--0.1%
    Aaa           55       Salomon Brothers Mortgage Securities Inc. VI, Ser. 3, Class A, 10/23/17 ...............         50,068
                                                                                                                    -------------
                           COMMERCIAL MORTGAGE-BACKED SECURITIES--1.7%
    AAA          750(2)    New York City Mortgage Loan Trust, Multifamily, Ser. 1996, Class A2, 6.75%, 6/25/11 ...        826,187
                                                                                                                    -------------
                           ASSET-BACKED SECURITIES--0.1%
    NR           239(2,4,5)  Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 3/15/06 ..................          7,169
                           Structured Mortgage Asset Residential Trust,
    NR           577(4,5)    Ser. 2, 8.24%, 3/15/06 ..............................................................         10,099
    NR           640(4,5)    Ser. 3, 8.724%, 4/15/06 .............................................................         11,194
                                                                                                                    -------------
                           Total Asset-Backed Securities .........................................................         28,462
                                                                                                                    -------------
                           U.S. GOVERNMENT AND AGENCY SECURITIES--75.5%
                 236       Small Business Investment Companies, Ser. P10A-1, Class 1, 6.12%, 2/01/08 .............        250,178
              27,000(3)    U.S. Treasury Bond, zero coupon, 11/15/09 .............................................     21,488,922
                           U.S. Treasury Notes,
               3,200(3)      3.50%, 11/15/06 .....................................................................      3,302,749
               7,225(3)      4.375%, 8/15/12 .....................................................................      7,334,502
                 500         5.00%, 8/15/11 ......................................................................        533,535
               1,700         5.75%, 11/15/05 .....................................................................      1,831,485
                 550         6.00%, 8/15/09 ......................................................................        621,887
                 385         6.625%, 5/15/07 .....................................................................        436,584
                                                                                                                    -------------
                           Total U.S. Government and Agency Securities ...........................................     35,799,842
                                                                                                                    -------------
                           CORPORATE BONDS--11.0%
                           CHEMICAL--2.5%
    A-         1,000       Dow Capital BV, 9.20%, 6/01/10 ........................................................      1,192,660
                                                                                                                    -------------
                           CONSUMER PRODUCTS--1.1%
   BBB+          500       General Mills, 8.75%, 9/15/04 .........................................................        530,305
                                                                                                                    -------------
                           ENERGY--1.1%
   BBB+          500(2)    Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel) .................................        541,920
                                                                                                                    -------------
                           FINANCE & BANKING--4.8%
    A+           500(2)    Metropolitan Life Insurance Co., 6.30%, 11/01/03 ......................................        500,000
    Aa3        1,000(3)    Morgan Stanley Group, Inc., 10.00%, 6/15/08 ...........................................      1,254,560
    AA+          500       UBS PaineWebber Group, Inc., 8.875%, 3/15/05 ..........................................        541,190
                                                                                                                    -------------
                                                                                                                        2,295,750
                                                                                                                    -------------


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                         CORPORATE BONDS--(CONT'D)
                         TELECOMMUNICATION--1.2%
     A       $   500     Alltel Corp., 7.50%, 3/01/06 ............................................................  $     551,766
                                                                                                                    -------------
                         TRANSPORTATION--0.2%
    CCC          100     American Airlines, Inc., 10.44%, 3/04/07 ................................................         79,500
                                                                                                                    -------------
                         Total Corporate Bonds ...................................................................      5,191,901
                                                                                                                    -------------
                         TAXABLE MUNICIPAL BONDS--7.3%
    AAA          500     Fresno California Pension Oblig., 7.80%, 6/01/14 ........................................        619,445
    AAA          500     Kern County California Pension Oblig., 6.98%, 8/15/09 ...................................        583,160
                         Los Angeles County California Pension Oblig.,
    AAA        1,000       Ser. A, 8.62%, 6/30/06 ................................................................      1,152,740
    AAA          500       Ser. D, 6.97%, 6/30/08 ................................................................        575,030
    AAA          500     Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08 ...........................        554,300
                                                                                                                    -------------
                         Total Taxable Municipal Bonds ...........................................................      3,484,675
                                                                                                                    -------------
                         TOTAL LONG-TERM INVESTMENTS--(cost $63,224,280) .........................................     64,245,775
                                                                                                                    -------------
                         SHORT-TERM INVESTMENT--2.9%
                         U.S. GOVERNMENT AGENCY SECURITY--2.9%
               1,400(6)  Student Loan Marketing, 0.94%, 11/03/03 (cost $1,399,927) ...............................      1,399,927
                                                                                                                    -------------
                         TOTAL INVESTMENTS--138.5% (cost $64,624,207) ............................................     65,645,702
                                                                                                                    -------------
                         LIABILITIES IN EXCESS OF OTHER ASSETS--(38.5)% ..........................................    (18,264,430)
                                                                                                                    -------------
                         NET ASSETS--100% ........................................................................  $  47,381,272
                                                                                                                    =============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2003, the Trust held 4.0% of its net assets, with a current market value of $1,875,276, in securities restricted as to resale.

(3) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

(4)  Security is fair valued.

(5)  Illiquid securities representing 0.06% of net assets.

(6) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.






                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------
 BLACKROCK CORE BOND TRUST (BHK)
---------------------------------

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           LONG-TERM INVESTMENTS--135.3%
                           MORTGAGE PASS-THROUGHS--35.8%
             $ 3,225       Federal Home Loan Bank System, 4.50%, 9/16/13 .........................................  $   3,152,341
                           Federal Home Loan Mortgage Corp.,
               1,875         3.50%, 4/01/08 ......................................................................      1,862,213
               7,500         3.875%, 11/10/08 ....................................................................      7,446,750
               7,488         5.50%, 9/01/33 ......................................................................      7,548,667
               1,885         5.75%, 4/15/08 ......................................................................      2,064,414
               1,045         6.00%, 6/15/11 ......................................................................      1,150,838
               3,175(2)      6.625%, 9/15/09 .....................................................................      3,616,516
               1,340         6.875%, 9/15/10 .....................................................................      1,548,772
                 972         7.00%, 3/15/10 - 9/01/31 ............................................................      1,114,985
               1,500         5.00%, TBA ..........................................................................      1,476,570
               4,000         5.50%, TBA ..........................................................................      4,118,752
              44,000         6.00%, TBA ..........................................................................     45,718,728
                           Federal National Mortgage Assoc.,
               2,225         1.75%, 6/16/06 ......................................................................      2,172,179
               3,000         2.75%, 8/11/06 ......................................................................      2,991,390
               1,500         3.75%, 9/15/08 ......................................................................      1,490,085
               1,280         4.75%, 2/21/13 ......................................................................      1,259,110
               8,270         5.50%, - 6/01/33 ....................................................................      8,344,449
               1,740         5.75%, 2/15/08 ......................................................................      1,906,309
              11,600(2)      6.00%, 5/15/08 - 5/15/11 ............................................................     12,805,616
               6,745         6.625%, 10/15/07 - 11/15/10 .........................................................      7,668,760
               1,615         7.00%, 1/01/31 - 7/01/32 ............................................................      1,700,860
               2,380(2)      7.125%, 3/15/07 - 6/15/10 ...........................................................      2,726,018
               3,410(2)      7.25%, 1/15/10 ......................................................................      4,001,635
               1,600         5.00%, TBA ..........................................................................      1,578,000
               1,000         5.50%, TBA ..........................................................................      1,029,375
               5,900         6.00%, TBA ..........................................................................      6,062,091
                 684       Government National Mortgage Assoc., 5.50%, 5/15/33 - 9/15/33 .........................        692,967
              27,248       Residential Accredit Loans, Inc., Ser. QS10, Class A16, 6.43%, 10/25/03 ...............      2,929,143
               2,550       Small Business Admin., Ser. P10B, Class 1, 5.136%, 8/10/13 ............................      2,599,008
                                                                                                                    -------------
                           Total Mortgage Pass-Throughs ..........................................................    142,776,541
                                                                                                                    -------------
                           INTEREST ONLY MORTGAGE-BACKED SECURITIES--1.5%
               5,317       Federal Home Loan Mortgage Corp., Ser. 2579, Class HI, 8/15/17 ........................        787,085
                           Federal National Mortgage Assoc.,
               9,700         Ser. 16, Class IW, 11/25/12 .........................................................        791,115
              24,146         Ser. 92, Class IC, 4/25/13 ..........................................................      3,412,585
               1,009       Residential Funding Mortgage Securities I, Inc., Ser. S6, Class A7, 4/25/17 ...........      1,020,114
                                                                                                                    -------------
                           Total Interest Only Mortgage-Backed Securities ........................................      6,010,899
                                                                                                                    -------------
                           COMMERCIAL MORTGAGE-BACKED SECURITIES--2.5%
    AAA        1,437       Banc of America Funding Corp., Class A1, 6.00%, 5/20/33 ...............................      1,443,370
    AAA        1,677       Heller Financial Commercial Mortgage Asset Co., Ser. PH1, Class A2, 6.847%, 5/15/31 ...      1,882,818
    AAA        1,470       Morgan Stanley Capital I, Inc., Ser. HF2, Class A2, 6.48%, 11/15/30 ...................      1,634,632
    AAA          431       Residential Funding Mortgage Securities I, Inc., Ser. S6, Class A7, 6.00%, 4/25/17 ....        434,792
    AAA        3,500       Salomon Brothers Mortgage Securities VII, Ser. C1, Class A2, 7.52%, 12/18/09 ..........      4,066,301
    AAA          414       Washington Mutual Mortgage Securitization Corp., Ser. 12, Class A, 6.50%, 5/25/32 .....        421,083
                                                                                                                    -------------
                           Total Commercial Mortgage-Backed Securities ...........................................      9,882,996
                                                                                                                    -------------
                           U.S. GOVERNMENT AND AGENCY SECURITIES--21.8%
               1,050       Resolution Funding Corp., Zero coupon, 7/15/18 - 10/15/18 .............................        456,278
                           U.S. Treasury Bonds,
               9,955         Zero coupon, 8/15/22 - 2/15/23 ......................................................      3,458,375
              15,615(2)      5.375%, 2/15/31 .....................................................................     16,136,510
                 560         6.00%, 2/15/26 ......................................................................        615,169
               4,745(2)      6.75%, 8/15/26 ......................................................................      5,694,370
               3,350         7.625%, 11/15/22 ....................................................................      4,349,767


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           U.S.  GOVERNMENT  AND AGENCY  SECURITIES--(CONT'D)
                           U.S. Treasury Bonds,
             $11,325(2)      8.125%, 8/15/19 .....................................................................  $   15,197,618
               1,360         9.25%, 2/15/16 ......................................................................       1,942,676
               5,310(2)      10.375%, 11/15/12 ...................................................................       6,804,680
               2,230(2)      12.00%, 8/15/13 .....................................................................       3,094,734
                           U.S. Treasury Notes,
              13,765(2)      1.625%, 1/31/05 - 10/31/05 ..........................................................      13,718,105
               1,265         2.375%, 8/15/06 .....................................................................       1,268,953
               1,515(2)      4.00%, 11/15/12 .....................................................................       1,492,097
              10,540         4.25%, 8/15/13 ......................................................................      10,497,186
               2,000(2)      5.00%, 8/15/11 ......................................................................       2,134,140
                                                                                                                     -------------
                           Total U.S. Government and Agency Securities ...........................................      86,860,658
                                                                                                                     -------------
                           CORPORATE BONDS--61.6%
                           AERO & DEFENSE--2.0%
    B-         3,000       BE Aerospace, Inc., Ser. B, 8.00%, 3/01/08 ............................................       2,700,000
     A           270       General Dynamics Corp., 4.50%, 8/15/10 ................................................         272,498
                           Lockheed Martin Corp.,
    BBB        1,485         7.20%, 5/01/36 ......................................................................       1,689,900
    BBB          475         8.50%, 12/01/29 .....................................................................         616,659
                           Northrop Grumman Corp.,
    BBB          380         7.125%, 2/15/11 .....................................................................         434,481
    BBB          960         7.875%, 3/01/26 .....................................................................       1,140,132
   BBB-        1,000(2)    Raytheon Co., 6.55%, 3/15/10 ..........................................................       1,094,973
                                                                                                                     -------------
                                                                                                                         7,948,643
                                                                                                                     -------------
                           AUTOMOTIVE--3.2%
    A3         2,000       Chrysler Corporation, 7.45%, 3/01/27 ..................................................       1,984,396
     B         2,000       CSK Auto, Inc., 12.00%, 6/15/06 .......................................................       2,245,000
                           DaimlerChrysler NA Holding Corp.,
    A3           975         4.05%, 6/04/08 ......................................................................         947,359
    A3           940         4.75%, 1/15/08 ......................................................................         936,578
    B3         1,500       Delco Remy Intl., Inc., 11.00%, 5/01/09 ...............................................       1,376,250
   Baa1          850       General Motors Corp., 8.375%, 7/15/33 .................................................         896,614
    B+         3,000(3)    Sonic Automotive Inc., 8.625%, 8/15/13 ................................................       3,172,500
    B+         1,000(3)    TRW Automotive, Inc., 9.375%, 2/15/13 .................................................       1,135,000
                                                                                                                     -------------
                                                                                                                        12,693,697
                                                                                                                     -------------
                           BUILDING & DEVELOPMENT--1.5%
    B-         2,000       Ainsworth Lumber Co. Ltd., 12.50%, 7/15/07, (Canada) ..................................       2,280,000
    BB         3,000       Hovnanian Enterprises, Inc., 10.50%, 10/01/07 .........................................       3,551,250
                                                                                                                     -------------
                                                                                                                         5,831,250
                                                                                                                     -------------
                           CHEMICAL--2.6%
   CCC+        3,000       Avecia Group PLC, 11.00%, 7/01/09, (United Kingdom) ...................................       2,790,000
                           Dow Chemical Co.,
    A-         1,650         5.97%, 1/15/09 ......................................................................       1,755,303
    A-           175         6.125%, 2/01/11 .....................................................................         184,767
    A-         1,460         7.375%, 11/01/29 ....................................................................       1,599,342
    BB-        4,000       Lyondell Chemical Co., Ser. B, 9.875%, 5/01/07 ........................................       4,060,000
                                                                                                                     -------------
                                                                                                                        10,389,412
                                                                                                                     -------------
                           CONGLOMERATES--0.4%
                           Tyco Intl. Group SA, (Luxembourg),
   BBB-          930         5.80%, 8/01/06 ......................................................................         971,850
   BBB-          684         6.375%, 2/15/06 .....................................................................         723,070
                                                                                                                     -------------
                                                                                                                         1,694,920
                                                                                                                     -------------
                           CONSUMER PRODUCTS--4.6%
    BB+        3,000       American Greetings Corp., 11.75%, 7/15/08 .............................................       3,465,000
     A         1,025       Avery Dennison Corp., 4.875%, 1/15/13 .................................................       1,015,673
    BBB          220(3)    Cadbury Schweppes US Finance, 5.125%, 10/01/13 ........................................         217,900
    B+         1,950       Elizabeth Arden, Inc., Ser. B, 11.75%, 2/01/11 ........................................       2,232,750
   BBB+          510       General Mills, Inc., 6.00%, 2/15/12 ...................................................         544,226
    BBB          690       Kellogg Co., Ser. B, 6.60%, 4/01/11 ...................................................         771,220
                           Kraft Foods, Inc.,
    A3           400         5.25%, 6/01/07 ......................................................................         423,440
    A3         4,250         5.625%, 11/01/11 ....................................................................       4,420,723


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           CONSUMER PRODUCTS--(CONT'D)
                           Kroger Co.,
    BBB      $   650         6.80%, 4/01/11 ......................................................................  $     724,395
    BBB          550         Ser. B, 7.70%, 6/01/29 ..............................................................        635,524
    B-         1,000       Pantry, Inc., The, 10.25%, 10/15/07 ...................................................      1,035,000
    AA         3,035       Wal Mart Stores Inc., 3.375%, 10/01/08 ................................................      2,991,639
                                                                                                                    -------------
                                                                                                                       18,477,490
                                                                                                                    -------------
                           CONTAINERS & GLASS--0.7%
     B         1,000       Crown European Holdings SA, 10.875%, 3/01/13, (United Kingdom) ........................      1,140,000
    BB         1,500       Owens-Brockway Glass Container, 8.75%, 11/15/12 .......................................      1,638,750
                                                                                                                    -------------
                                                                                                                        2,778,750
                                                                                                                    -------------
                           ECOLOGICAL SERVICES & EQUIPMENT--1.4%
    B+         5,000       Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09 ........................................      5,437,500
                                                                                                                    -------------

                           ELECTRONICS--0.9%
   CCC-        2,500       Knowles Electronics Holdings, Inc., 13.125%, 10/15/09 .................................      2,475,000
     B         1,000       Stoneridge, Inc., 11.50%, 5/01/12 .....................................................      1,161,250
                                                                                                                    -------------
                                                                                                                        3,636,250
                                                                                                                    -------------
                           ENERGY--7.6%
    BBB          350       Amerada Hess Corp., 7.30%, 8/15/31 ....................................................        351,606
   BBB+          765(2)    Anadarko Petroleum Corp., 5.375%, 3/01/07 .............................................        817,471
   CCC+        1,000       Calpine Canada Energy Finance ULC, 8.50%, 5/01/08, (Canada) ...........................        732,500
    BBB          270(3)    Centerpoint Energy Houston, Ser. K, 6.95%, 3/15/33 ....................................        297,513
    BB-        1,250       Chesapeake Energy Corp., 9.00%, 8/15/12 ...............................................      1,425,000
    BB         1,000       Compagnie Generale De Geophysique SA, 10.625%, 11/15/07, (France) .....................      1,060,000
    A-           665       Conoco Funding Co., 6.35%, 10/15/11 ...................................................        738,955
    A-         1,085       ConocoPhillips, 5.90%, 10/15/32 .......................................................      1,075,745
    A-         1,795       ConocoPhillips Holding Co., 6.95%, 4/15/29 ............................................      2,012,949
    BBB          550       Devon Energy, Corp., 7.95%, 4/15/32 ...................................................        661,645
    BBB          140       Devon Financing Corp. ULC, 7.875%, 9/30/31 ............................................        166,029
   BBB+        1,225       Dominion Resources, Inc., Ser. E, 6.75%, 12/15/32 .....................................      1,299,394
     B         3,000       Dresser, Inc., 9.375%, 4/15/11 ........................................................      3,082,500
                           DTE Energy Co.,
    BBB          250         6.00%, 6/01/04 ......................................................................        255,635
    BBB          660         6.45%, 6/01/06 ......................................................................        712,411
    B-         2,500(3)    Dynegy Holdings Inc., 10.125%, 7/15/13 ................................................      2,700,000
                           El Paso Natural Gas Co.,
    B+           850         7.625%, 8/01/10 .....................................................................        841,500
    B+           265         8.375%, 6/15/32 .....................................................................        246,450
    B+         2,250(3)    El Paso Production Holding Co., 7.75%, 6/01/13 ........................................      2,160,000
   BBB+          305       Exelon Corp., 6.75%, 5/01/11 ..........................................................        338,028
   Baa2          530       FirstEnergy Corp., Ser. C, 7.375%, 11/15/31 ...........................................        566,183
   BBB+          220       Kinder Morgan Energy Partners LP, 7.30%, 8/15/33 ......................................        244,838
    BBB          930       Kinder Morgan, Inc., 7.25%, 3/01/28 ...................................................      1,021,001
    BB-        2,000       Leviathan Gas Pipeline Partners LP, Ser. B, 10.375%, 6/01/09 ..........................      2,170,000
   BBB+          360       Occidental Petroleum Corp., 7.20%, 4/01/28 ............................................        409,909
                           Oncor Electric Delivery Co.,
   Baa1          435(3)      6.375%, 1/15/15 .....................................................................        464,838
   Baa1          350(3)      7.25%, 1/15/33 ......................................................................        392,575
   Baa1        1,650       Petroleos Mexicanos, 9.375%, 12/02/08, (Mexico) .......................................      1,922,250
   BBB+          195       Texas Eastern Transmission LP, 7.00%, 7/15/32 .........................................        210,477
    BBB          955       Valero Energy Corp., 7.50%, 4/15/32 ...................................................      1,044,995
    A3           725       Virginia Electric & Power Co., Ser. A, 5.75%, 3/31/06 .................................        779,629
                                                                                                                    -------------
                                                                                                                       30,202,026
                                                                                                                    -------------
                           FINANCE & BANKING--17.9%
    Aa1        1,000(2,3)  American General Instl. Capital A, 7.57%, 12/01/45 ....................................      1,179,580
                           Bank of America Corp.,
    Aa2        1,000         3.875%, 1/15/08 .....................................................................      1,016,490
    Aa3        1,350         7.40%, 1/15/11 ......................................................................      1,570,320
    Aa2          325       Bank One NA, 3.70%, 1/15/08 ...........................................................        327,652
    A1         1,980       Bear Stearns Cos., Inc., 2.875%, 7/02/08 ..............................................      1,908,304
    AAA          200(3)    Camp Pendleton & Quantico Housing LLC, Military Housing Rev., Ser. A1, 5.937%, 10/01/43        198,626


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           FINANCE & BANKING--(CONT'D)
                           Citigroup, Inc.,
    Aa2      $ 2,675         5.875%, 2/22/33 .....................................................................  $   2,650,042
    Aa1          185         6.875%, 6/01/25 .....................................................................        205,029
    Aa2        2,465         7.25%, 10/01/10 .....................................................................      2,866,795
    Aa3          585       Credit Suisse First Boston USA, Inc., 6.125%, 11/15/11 ................................        632,543
    BB         1,000(3)    Crum & Forster Holdings Corp., 10.375%, 6/15/13 .......................................      1,075,000
                           Ford Motor Credit Co.,
    A3           650         5.625%, 10/01/08 ....................................................................        637,143
    A3         1,320         7.375%, 10/28/09 ....................................................................      1,363,375
    A3           505         7.875%, 6/15/10 .....................................................................        531,316
   Baa2          280       Fund American Cos, Inc., 5.875%, 5/15/13 ..............................................        276,912
                           General Electric Capital Corp.,
    AAA        1,050         3.50%, 8/15/07 ......................................................................      1,056,804
    AAA        2,720         Ser. A, 5.875%, 2/15/12 .............................................................      2,894,896
    AAA        2,775         Ser. A, 6.00%, 6/15/12 ..............................................................      2,987,454
    AAA        1,080         Ser. A, 6.125%, 2/22/11 .............................................................      1,177,632
                           General Motors Acceptance Corp.,
    A3         2,139         6.875%, 9/15/11 .....................................................................      2,208,945
    A3           150         8.00%, 11/01/31                                                                              155,280
                           Goldman Sachs Group, Inc.,
    Aa3        2,050         5.25%, 10/15/13 .....................................................................      2,051,669
    Aa3          750         6.125%, 2/15/33 .....................................................................        746,183
    Aa3          940         6.60%, 1/15/12 ......................................................................      1,043,447
    Aa3          190         6.875%, 1/15/11 .....................................................................        214,979
    Aa3          135         7.35%, 10/01/09 .....................................................................        156,792
                           Household Finance Corp.,
    A1           160         4.75%, 7/15/13 ......................................................................        154,696
    A1         1,760         6.375%, 8/01/10 - 11/27/12 ..........................................................      1,924,784
    A1         2,325         6.75%, 5/15/11 ......................................................................      2,602,559
    A1           475         7.625%, 5/17/32 .....................................................................        564,899
    A1           825       HSBC Holdings PLC, 5.25%, 12/12/12 ....................................................        841,187
    Aa3        1,750(3)    ING Bank NV, 5.125%, 5/01/15, (Netherlands) ...........................................      1,730,015
                           JP Morgan Chase & Co.,
    A+           540         3.625%, 5/01/08 .....................................................................        539,039
     A         1,155         6.75%, 2/01/11 ......................................................................      1,294,351
                           Lehman Brothers Holdings, Inc.,
    A1           165         6.25%, 5/15/06 ......................................................................        179,523
    A1           175         7.00%, 2/01/08 ......................................................................        198,172
    AA           650(3)    Massachusetts Mutual Life Insurance Co., 5.625%, 5/15/33 ..............................        618,007
     A           390       Metlife, Inc., 6.50%, 12/15/32 ........................................................        408,252
                           Morgan Stanley,
    Aa3          375         5.80%, 4/01/07 ......................................................................        404,348
    Aa3          285         6.75%, 4/15/11 ......................................................................        319,271
    A-        20,300(3)    Morgan Stanley Tracers, 5.894%, 3/01/03 ...............................................     21,783,118
     A           415(3)    Pacific Life Corp., 6.60%, 9/15/33 ....................................................        433,223
    AA           775(3)    Principal Life Global, 5.25%, 1/15/13 .................................................        781,766
    A-           635       Prudential Financial Inc., 5.75%, 7/15/33 .............................................        588,924
    A+         1,000(3)    Prudential Funding LLC, 6.60%, 5/15/08 ................................................      1,115,090
                           Sears Roebuck Acceptance Corp.,
   Baa1          725         6.75%, 8/15/11 ......................................................................        812,798
   Baa1        1,305         7.00%, 2/01/11 - 6/01/32 ............................................................      1,432,078
                           SLM Corp.,
     A         1,150         1.381%, 7/25/07 .....................................................................      1,150,850
     A            90         5.625%, 4/10/07 .....................................................................         97,345
    Aa3          375       U.S. Bancorp, Ser. N, 3.95%, 8/23/07 ..................................................        384,727
                                                                                                                    -------------
                                                                                                                       71,492,230
                                                                                                                    -------------
                           FOREST PRODUCTS--1.5%
    B+         3,425       Caraustar Industries, Inc., 9.875%, 4/01/11 ...........................................      3,562,000
                           Weyerhaeuser Co.,
    BBB        1,245         6.875%, 12/15/33 ....................................................................      1,268,046
    BBB        1,060         6.95%, 10/01/27 .....................................................................      1,075,805
                                                                                                                    -------------
                                                                                                                        5,905,851
                                                                                                                    -------------


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           HEALTH CARE--1.0%
     D       $ 2,000(4)    HealthSouth Corp., 7.625%, 6/01/12 ....................................................  $   1,740,000
     B         2,000       United Surgical Partners Int'l., Inc., 10.00%, 12/15/11 ...............................      2,220,000
                                                                                                                    -------------
                                                                                                                        3,960,000
                                                                                                                    -------------
                           HOTELS & CASINO--1.2%
    B+         1,000       Circus & Eldorado Joint Venture, 10.125%, 3/01/12 .....................................      1,023,750
    Ba3        2,574       HMH Properties, Inc., Ser. A, 7.875%, 8/01/05 .........................................      2,641,568
     B         1,000       Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09 ...................................      1,030,000
                                                                                                                    -------------
                                                                                                                        4,695,318
                                                                                                                    -------------
                           INDUSTRIAL EQUIPMENT--1.3%
     B         3,000       Terex Corp., 9.25%, 7/15/11 ...........................................................      3,285,000
    B+         2,000(2)    United Rentals, Inc., Ser. B, 9.25%, 1/15/09 ..........................................      2,100,000
                                                                                                                    -------------
                                                                                                                        5,385,000
                                                                                                                    -------------
                           LEISURE--0.8%
    BB+        3,000       Royal Caribbean Cruises Ltd., 8.125%, 7/28/04, (Liberia) ..............................      3,105,000
                                                                                                                    -------------
                           MEDIA--6.5%
    B1         4,000       Alliance Atlantis Communications, Inc., 13.00%, 12/15/09, (Canada) ....................      4,615,000
   BBB+           80       AOL Time Warner, Inc., 6.125%, 4/15/06 ................................................         86,088
    Ca         4,000       Charter Communications Holdings LLC, 10.75%, 10/01/09 .................................      3,380,000
    BBB        1,050       Comcast Cable Communications, Inc., 6.875%, 6/15/09 ...................................      1,174,258
    BBB        3,550       Comcast Corp., 5.50%, 3/15/11 .........................................................      3,662,677
   Baa1          355(3)    COX Enterprises, Inc., 4.375%, 5/01/08 ................................................        359,278
    BB-        4,000       EchoStar DBS Corp., 10.375%, 10/01/07 .................................................      4,400,000
   BBB-          700       News America Inc., 7.625%, 11/30/28 ...................................................        803,243
    BBB        1,975       TCI Communications Inc., 7.875%, 2/15/26 ..............................................      2,256,307
    BBB           10       Tele-Communications-TCI Group, 7.875%, 8/01/13 ........................................         11,706
                           Time Warner, Inc.,
   BBB+           90         6.625%, 5/15/29 .....................................................................         89,266
   BBB+          260         6.875%, 6/15/18 .....................................................................        279,777
   BBB+        4,380         7.57%, 2/01/24 ......................................................................      4,817,912
                                                                                                                    -------------
                                                                                                                       25,935,512
                                                                                                                    -------------
                           REAL ESTATE--1.1%
                           AvalonBay Communities, Inc.,
   BBB+          350         6.625%, 9/15/11 .....................................................................        381,381
   BBB+          775         8.25%, 7/15/08 ......................................................................        915,368
   BBB+          315       EOP Operating LP, 7.50%, 4/19/29 ......................................................        348,800
                           ERP Operating LP,
   BBB+        1,950         5.20%, 4/01/13 ......................................................................      1,940,074
   BBB+          825         6.95%, 3/02/11 ......................................................................        919,982
                                                                                                                    -------------
                                                                                                                        4,505,605
                                                                                                                    -------------
                           TELECOMMUNICATION--3.9%
    A+           170       Ameritech Capital Funding Corp., 6.45%, 1/15/18 .......................................        189,373
    A-         1,015       British Telecommunications PLC, 8.875%, 12/15/30, (United Kingdom) ....................      1,311,441
                           Deutsche Telekom Intl. Finance BV, (Netherlands)
   BBB+        1,060         8.50%, 6/15/10 ......................................................................      1,275,191
   BBB+        1,585         8.75%, 12/15/03 .....................................................................      1,994,754
    Aa3        1,750       New England Telephone & Telegraph Co., 7.875%, 11/15/29 ...............................      2,064,510
    Aa3          230       New Jersey Bell Telephone Co., 7.85%, 11/15/29 ........................................        272,258
                           Nextel Communications, Inc.,
    B+         2,000         9.375%, 11/15/09 ....................................................................      2,180,000
    B+         3,000         9.50%, 2/01/11 ......................................................................      3,382,500
   BBB+          375(3)    Telecom Italia Cap, 5.25%, 11/15/13, (Italy) ..........................................        372,939
    A+           325       Verizon Global Funding Corp., 7.75%, 12/01/30 - 6/15/32 ...............................        377,065
    Aa3        1,750       Verizon New Jersey, Inc., Ser. A, 5.875%, 1/17/12 .....................................      1,839,967
     A           350       Vodafone Group PLC, 6.25%, 11/30/32, (United Kingdom) .................................        350,361
                                                                                                                    -------------
                                                                                                                       15,610,359
                                                                                                                    -------------


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                           TRANSPORTATION--1.5%
    Aa3      $ 1,485       Burlington Northern Santa Fe Railway, Ser. 1, 8.251%, 1/15/21 ...........................  $   1,798,445
   BBB+        1,410(2)    Canadian National Railway Co., 6.90%, 7/15/28, (Canada) .................................      1,558,233
    BBB        1,450       Canadian Pacific Railway Ltd., 6.25%, 10/15/11, (Canada) ................................      1,586,605
    A-           634       Continental Airlines, Inc., Ser. A, 6.545%, 2/02/19 .....................................        630,180
   Baa1          375       Norfolk Southern Corp., 7.05%, 5/01/37 ..................................................        412,815
                                                                                                                      -------------
                                                                                                                          5,986,278
                                                                                                                      -------------
                           Total Corporate Bonds ...................................................................    245,671,091
                                                                                                                      -------------
                           TAXABLE MUNICIPAL BONDS--2.8%
                           California Dept. of Wtr. Res. Pwr. Sply.,
    A3         5,000         3.585%, 5/01/04 .......................................................................      5,041,050
    A3           650         3.975%, 5/01/05 .......................................................................        660,582
    AA         4,275       Illinois State, Taxable Pension, 5.10%, 6/01/33 .........................................      3,865,669
    AA-        1,400       Oregon State, Taxable Pension, 5.892%, 6/01/27 ..........................................      1,417,570
                                                                                                                      -------------
                           Total Taxable Municipal Bonds ...........................................................     10,984,871
                                                                                                                      -------------
                           FOREIGN GOVERNMENT BONDS--9.3%
    Aaa        5,850       Canada Government, 5.25%, 6/01/13 .......................................................      4,568,234
    AAA        4,260       France Government, 3.50%, 1/12/08 .......................................................      4,947,509
    AAA        9,860       Germany Federal Republic, 3.00%, 4/11/08 ................................................     11,209,038
                           Kingdom of Sweden,
    AAA       21,325         5.00%, 1/28/09 ........................................................................      2,803,763
    AAA       17,515         8.00%, 8/15/07 ........................................................................      2,545,164
                           Quebec Province Canada,
    A+           550         7.38%, 4/09/26 ........................................................................        652,408
    A+         2,475         7.50%, 7/15/23 ........................................................................      3,000,591
                           United Mexican States,
   Baa2          350         4.625%, 10/08/08 ......................................................................        351,225
   Baa2        4,000         6.625%, 3/03/15 .......................................................................      4,080,000
   Baa2        2,770         8.00%, 9/24/22 ........................................................................      2,991,600
                                                                                                                      -------------
                           Total Foreign Government Bonds ..........................................................     37,149,532
                                                                                                                      -------------
                           TOTAL LONG-TERM INVESTMENTS--(cost $527,426,624) ........................................    539,336,588
                                                                                                                      -------------

                           SHORT-TERM INVESTMENTS--1.2%
                           U.S. GOVERNMENT AND AGENCY SECURITIES--1.2%
               1,100(5)    Student Loan Marketing, 0.94%, 11/03/03 .................................................      1,099,943
                           U.S. Treasury Bonds
               2,284(5)      0.55%, 11/03/03 .......................................................................      1,344,000
               1,344(5)      0.85%, 11/17/03 .......................................................................      2,284,187
                                                                                                                      -------------
                           TOTAL SHORT-TERM INVESTMENTS (cost $4,728,130) ..........................................      4,728,130
                                                                                                                      -------------
                           TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT AND OUTSTANDING OPTIONS WRITTEN
                             (COST $532,154,754) ...................................................................    544,064,718
                                                                                                                      -------------
                           INVESTMENTS SOLD SHORT--(0.4)%
              (1,500)      Federal Home Loan Mortgage Corp., 5.00%, TBA (proceeds $1,458,281) ......................     (1,459,680)
                                                                                                                      -------------

             NOTIONAL
              AMOUNT
               (000)
            ----------
                           OUTSTANDING OPTIONS WRITTEN--(0.5)%
             $ 2,750       Federal Home Loan Mortgage Corp., 5.00%, expires 2/01/04 ................................        (34,375)
              52,700       Interest Rate Swap, 3.60% over 3 month LIBOR, expires 11/01/04 ..........................       (541,016)
              39,000       Interest Rate Swap, 5.75% over 3 month LIBOR, expires 9/23/05 ...........................       (890,760)
              11,000       Interest Rate Swap, 6.00% over 3 month LIBOR, expires 10/25/04 ..........................       (439,005)
                 158       U.S. Treasury Notes Futures .............................................................       (248,296)
                                                                                                                      -------------
                           Total Outstanding Options Written (premium received $2,069,401) .........................     (2,153,452)
                                                                                                                      -------------
                           TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT AND OUTSTANDING OPTIONS WRITTEN--135.6%     540,451,586
                           LIABILITIES IN EXCESS OF OTHER ASSETS--(35.6)% ..........................................   (141,911,876)
                                                                                                                      -------------
                           NET ASSETS--100% ........................................................................  $ 398,539,710
                                                                                                                      =============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2003, the Trust held 10.1% of its net assets, with a current market value of $40,186,968, in securities restricted as to resale.

(4)  Issuer is technically in default and/or bankruptcy.

(5) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------
 BLACKROCK HIGH YIELD TRUST (BHY)
----------------------------------

              PRINCIPAL
               AMOUNT
 RATING(1)     (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           LONG-TERM INVESTMENTS--135.8%
                           CORPORATE BONDS--135.4%
                           AERO & DEFENSE--3.3%
    B-        $1,000       BE Aerospace, Inc., 9.50%, 11/01/08 ...................................................  $     942,500
    NR         1,500(2)    Condor Systems Inc., Ser. B, 11.875%, 5/01/09 .........................................        525,000
                                                                                                                    -------------
                                                                                                                        1,467,500
                                                                                                                    -------------
                           AUTOMOTIVE--4.6%
     B         1,000       CSK Auto, Inc., 12.00%, 6/15/06 .......................................................      1,122,500
    B3         1,000       Delco Remy Intl., Inc., 11.00%, 5/01/09 ...............................................        917,500
                                                                                                                    -------------
                                                                                                                        2,040,000
                                                                                                                    -------------
                           BASIC MATERIAL--0.6%
    NR         2,000(2)    Golden Northwest Aluminum Inc., 12.00%, 12/15/06 ......................................        115,000
    NR           376(2)    Republic Engineered Products LLC, 10.00%, 8/16/09 .....................................        112,941
    NR         2,000(2)    Republic Technologies International LLC, 13.75%, 7/15/09 ..............................         40,000
                                                                                                                    -------------
                                                                                                                          267,941
                                                                                                                    -------------
                           BUILDING & DEVELOPMENT--7.8%
    B-         1,500       Ainsworth Lumber Co. Ltd., 12.50%, 7/15/07, (Canada) ..................................      1,710,000
    Ba1        1,000       D.R. Horton, Inc., 10.50%, 4/01/05 ....................................................      1,090,000
    CCC        1,000       MMI Prods Inc., Ser. B, 11.25%, 4/15/07 ...............................................        650,000
                                                                                                                    -------------
                                                                                                                        3,450,000
                                                                                                                    -------------
                           CHEMICAL--9.8%
   CCC+          250       Avecia Group PLC, 11.00%, 7/01/09, (United Kingdom) ...................................        232,500
    Ba2        1,000       Hercules Inc., 11.125%, 11/15/07 ......................................................      1,162,500
     B         1,000(3)    Huntsman LLC, 11.625%, 10/15/10 .......................................................        960,000
     B         1,000       Lyondell Chemical Co., 10.875%, 5/01/09 ...............................................        980,000
    NR         1,750(2)    Mississippi Chemical Corp., 7.25%, 11/15/17 ...........................................        140,000
   CCC-        1,000       Solutia, Inc., 11.25%, 7/15/09 ........................................................        890,000
                                                                                                                    -------------
                                                                                                                        4,365,000
                                                                                                                    -------------
                           CONGLOMERATES--2.5%
    B-         1,000       Penhall Intl., Inc., 12.00%, 8/01/06 ..................................................        862,500
    NR           250       Precision Partners Inc., 12.00%, 2/01/07 ..............................................        250,376
                                                                                                                    -------------
                                                                                                                        1,112,876
                                                                                                                    -------------
                           CONSUMER PRODUCTS--16.7%
    BB+        1,000       American Greetings Corp., 11.75%, 7/15/08 .............................................      1,155,000
    B+           650       Elizabeth Arden, Inc., Ser. B, 11.75%, 2/01/11 ........................................        744,250
     B           250       Levi Strauss & Co., 11.625%, 1/15/08 ..................................................        215,000
    B3           441       National Vision Inc., 12.00%, 3/30/09 .................................................        233,685
    NR         1,200(2)    Nebco Evans Holding Co., 12.375%, 7/15/07 .............................................              0
    B-         1,100       Pantry, Inc., The, 10.25%, 10/15/07 ...................................................      1,138,500
                           Revlon Consumer Products Corp.,
   CCC-        2,000         8.625%, 2/01/08 .....................................................................        980,000
   CCC+        1,000         12.00%, 12/01/05 ....................................................................        980,000
    B-         1,000       Sbarro, Inc., 11.00%, 9/15/09 .........................................................        865,000
    B-         1,000       St. John Knits Intl., Inc., 12.50%, 7/01/09 ...........................................      1,102,500
                                                                                                                    -------------
                                                                                                                        7,413,935
                                                                                                                    -------------
                           CONTAINERS & GLASS--4.8%
     B         1,000(3)    Radnor Holdings Inc., 11.00%, 3/15/10 .................................................        860,000
   CCC+        1,500       U.S. Can Co., Ser. B, 12.375%, 10/01/10 ...............................................      1,275,000
                                                                                                                    -------------
                                                                                                                        2,135,000
                                                                                                                    -------------
                           ECOLOGICAL SERVICES & EQUIPMENT--2.4%
    B+         1,000       Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09 ........................................      1,087,500
                                                                                                                    -------------
                           ELECTRONICS--10.1%
    B3         1,000       Communications & Power Industry Inc., 12.00%, 8/01/05 .................................      1,012,500
   CCC-        2,500       Knowles Electronics Holdings, Inc., 13.125%, 10/15/09 .................................      2,475,000
     B           825       On Semiconductor Corp., 12.00%, 3/15/10 ...............................................        981,750
                                                                                                                    -------------
                                                                                                                        4,469,250
                                                                                                                    -------------


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           ENERGY--9.4%
    B-       $ 1,000       AES Corp., 8.375%, 8/15/07 ............................................................  $   1,000,000
                           Calpine Corp.,
     B           500(3)      8.75%, 7/15/13 ......................................................................        457,500
   CCC+        1,000         10.50%, 5/15/06 .....................................................................        915,000
    CCC        1,000       Mission Energy Holding Co., 13.50%, 7/15/08 ...........................................        650,000
    B2         1,000       Orion Power Holdings, Inc., 12.00%, 5/01/10 ...........................................      1,155,000
                                                                                                                    -------------
                                                                                                                        4,177,500
                                                                                                                    -------------
                           FINANCE & BANKING--16.3%
    NR           500(2,3)  Ameriserve Finance Capital Corp., 12.00%, 9/15/06 .....................................         25,000
   BBB+        1,788       Asat Finance LLC, 12.50%, 11/01/06 ....................................................      1,876,980
    Ba2        1,000(3)    Capital Guardian High Yield, CBO, Ltd., Ser. 1A, 11.45%, 5/24/13 ......................        820,000
    BB         1,200(3)    Crum & Forster Holdings Corp., 10.375%, 6/15/13 .......................................      1,290,000
    BB         1,000       Fairfax Financial Holdings Ltd., 6.875%, 4/15/08 ......................................        970,000
    Ba3        2,500(3)    First Dominion Funding II, Ser. 1A, 11.614%, 4/25/14 ..................................        906,250
   CCC+        1,000       Madison River Capital Corp., 13.25%, 3/01/10 ..........................................      1,075,000
    Caa        2,204(3)    Zais Investment Grade Ltd., Class C, Pay-in-kind, 9.95%, 9/23/14 ......................        264,474
                                                                                                                    -------------
                                                                                                                        7,227,704
                                                                                                                    -------------
                           FOREST PRODUCTS--1.5%
     B         1,000       FiberMark Inc., 10.75%, 4/15/11 .......................................................        670,000
                                                                                                                    -------------
                           HEALTH CARE--2.4%
    B-         1,000       MedQuest Inc., Ser. B, 11.875%, 8/15/12 ...............................................      1,080,000
                                                                                                                    -------------
                           HOME FURNISHING--5.4%
   CCC+        1,760       O'Sullivan Industries Inc., 13.375%, 10/15/09 .........................................      1,390,400
    B-         1,000       Salton, Inc., 12.25%, 4/15/08 .........................................................        990,000
                                                                                                                    -------------
                                                                                                                        2,380,400
                                                                                                                    -------------
                           INDUSTRIAL EQUIPMENT--6.2%
    B-         1,000       Concentra Operating Corp., Ser. B, 13.00%, 8/15/09 ....................................      1,115,000
                           MSX Intl., Inc.,
    B            500(3)      11.00%, 10/15/07 ....................................................................        500,000
    B-           500         11.375%, 1/15/08 ....................................................................        385,000
   Caa3        2,000(2)    National Equipment Services Inc., Ser. D, 10.00%, 11/30/04 ............................        740,000
                                                                                                                    -------------
                                                                                                                        2,740,000
                                                                                                                    -------------
                           LEISURE--1.7%
    B3         1,000       Trump Atlantic City Assoc., 11.25%, 5/01/06 ...........................................        762,500
                                                                                                                    -------------
                           MEDIA--14.8%
    B1         2,000       Alliance Atlantis Communications, Inc., 13.00%, 12/15/09, (Canada) ....................      2,307,500
                           Charter Communications Holdings LLC,
    Ca         1,000         10.75%, 10/01/09 ....................................................................        845,000
    Ca         1,000         11.125%, 1/15/11 ....................................................................        850,000
    B-         1,000       WRC Media Inc., 12.75%, 11/15/09 ......................................................        970,000
   CCC+          980       XM Satellite Radio Inc., 14.00%, 3/15/10 ..............................................      1,091,475
    CC           647       Ziff Davis Media Inc., Ser. B, Pay-in-kind, 12.00%, 8/12/09 ...........................        517,733
                                                                                                                    -------------
                                                                                                                        6,581,708
                                                                                                                    -------------
                           TELECOMMUNICATION--5.3%
    NR         2,000(2)    Asia Global Crossing Ltd., 13.375%, 10/15/10, (United Kingdom) ........................        290,000
    B+         1,000       Nextel Communications Inc., 12.00%, 11/01/08 ..........................................      1,062,500
    NR           600(2,3)  PF. Net Communications, Inc., 13.75%, 5/15/10 .........................................          3,000
    B3         1,000       Time Warner Telecom LLC, 9.75%, 7/15/08 ...............................................      1,025,000
                                                                                                                    -------------
                                                                                                                        2,380,500
                                                                                                                    -------------
                           TRANSPORTATION--9.8%
                           Amtran Inc.,
    Ca         2,000(4)      9.625%, 12/15/05 ....................................................................      1,500,000
    Ca         1,000(4)      10.50%, 8/01/04 .....................................................................        780,000
     B         1,000       Sea Containers Ltd., Ser. B, 10.75%, 10/15/06 .........................................        970,000
    B+         1,000       TFM SA de CV, 12.50%, 6/15/12, (Mexico) ...............................................      1,100,000
                                                                                                                    -------------
                                                                                                                        4,350,000
                                                                                                                    -------------
                           Total Corporate Bonds .................................................................     60,159,314
                                                                                                                    -------------


                       See Notes to Financial Statements.

              SHARES                                    DESCRIPTION                                                     VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           COMMON STOCK--0.4%
               8,000       Mattress Discounters Corp. ............................................................  $           0
              54,000       Neon Communications Inc. ..............................................................        147,461
               1,000       Precision Partners Inc. ...............................................................         49,659
                                                                                                                    -------------
                           Total Common Stock ....................................................................        197,120
                                                                                                                    -------------
                           PREFERRED SECURITIES--0.0%
               1,098(2)    Adelphia Business Solutions, Inc., Ser. B, 12.875% ....................................            549
                                                                                                                    -------------

              UNITS
             -------
                           WARRANTS--0.0%
               1,000(3)    Mattress Discounters Corp., Expires 7/15/07 ...........................................          1,000
              53,622       Neon Communications Inc., Expires 12/02/12 ............................................              0
                 600(3,4)  PF. Net Communications, Inc., Expires 5/15/10 .........................................              0
               2,000(3)    Republic Technologies International LLC, Expires 7/15/09 ..............................             20
                                                                                                                    -------------
                           Total Warrants ........................................................................          1,020
                                                                                                                    -------------
                           TOTAL LONG-TERM INVESTMENTS--135.8% (cost $74,360,140) ................................     60,358,003
                                                                                                                    -------------

             PRINCIPAL
              AMOUNT
               (000)
            ----------
                           SHORT-TERM INVESTMENT--2.5%
                           U.S. GOVERNMENT AGENCY SECURITIES--2.5%
             $ 1,100(5)    Student Loan Marketing, 0.94%, 11/03/03 (cost $1,099,943) .............................      1,099,943
                                                                                                                    -------------
                           TOTAL INVESTMENTS--138.3% (cost $75,460,083) ..........................................     61,457,946
                                                                                                                    -------------
                           LIABILITIES IN EXCESS OF OTHER ASSETS--(38.3)% ........................................    (17,019,892)
                                                                                                                    -------------
                           NET ASSETS--100% ......................................................................  $  44,438,054
                                                                                                                    =============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2)  Issuer is technically in default and/or bankruptcy.

(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2003, the Trust held 13.7% of its net assets, with a current market value of $6,087,244, in securities restricted as to resale.

(4)  Illiquid securities representing 5.1% of net assets.

(5) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

------------------------------------------
 BLACKROCK INCOME OPPORTUNITY TRUST (BNA)
------------------------------------------

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           LONG-TERM INVESTMENTS--120.6%
                           MORTGAGE PASS-THROUGHS--34.4%
             $24,438(2)    Federal Home Loan Mortgage Corp., 6.50%, 1/01/26 - 11/01/32 ...........................  $  25,421,702
                           Federal National Mortgage Assoc.,
              59,065(2)      5.50%, 1/01/29 - 2/01/33 ............................................................     59,632,724
              14,518(2)      6.00%, 3/01/27 - 11/01/32 ...........................................................     14,919,748
                 663         7.00%, 2/01/24 - 1/01/29 ............................................................        699,682
              23,315         5.50%, 12/01/13 - 9/01/17, TBA ......................................................     24,030,868
              15,677         6.00%, 12/01/09 - 11/01/17, TBA .....................................................     16,331,883
                 250       Government National Mortgage Assoc., 8.00%, 4/15/24 - 11/15/25 ........................        271,577
                                                                                                                    -------------
                           Total Mortgage Pass-Throughs ..........................................................    141,308,184
                                                                                                                    -------------
                           FEDERAL HOUSING ADMINISTRATION--2.0%
                           GMAC Projects,
                 900         Ser. 37, 7.43%, 5/01/22 .............................................................        957,442
                 622         Ser. 44, 7.43%, 8/01/22 .............................................................        661,910
                           Merrill Projects,
                 201         Ser. 29, 7.43%, 10/01/20 ............................................................        213,624
               1,867         Ser. 42, 7.43%, 9/01/22 .............................................................      1,985,035
               1,988       Reilly Project, Series B-11, 7.40%, 4/01/21 ...........................................      2,112,612
               2,018       Westmore Project 8240, 7.25%, 4/01/21 .................................................      2,135,584
                                                                                                                    -------------
                           Total Federal Housing Administration ..................................................      8,066,207
                                                                                                                    -------------
                           NON-AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--0.0%
    AAA          139(3)    Summit Mortgage Trust, Ser. 1, Class B1, 6.079%, 12/28/12 .............................        140,043
                                                                                                                    -------------
                           ADJUSTABLE RATE MORTGAGE SECURITIES--0.0%
                  94       Federal National Mortgage Assoc., Ser. 256, Class F, 2.625%, 11/25/23 .................         82,712
                                                                                                                    -------------
                           INVERSE FLOATING RATE MORTGAGES--0.8%
                           Federal Home Loan Mortgage Corp.,
                   7         Ser. 1601, Class SE, 10/15/08 .......................................................          6,799
               1,000         Ser. 1611, Class JC, 8/15/23 ........................................................      1,058,090
                           Federal National Mortgage Assoc.,
               1,808         Ser. 23, Class PS, 4/25/23 ..........................................................      2,083,241
                  33         Ser. 46, Class S, 5/25/21 ...........................................................          9,755
                  30         Ser. 49, Class S, 12/25/21 ..........................................................          3,381
                 153         Ser. 87, Class S, 8/25/21 ...........................................................        189,106
                  63         Ser. 145, Class S, 10/25/06 .........................................................         76,521
                                                                                                                    -------------
                           Total Inverse Floating Rate Mortgages .................................................      3,426,893
                                                                                                                    -------------
                           INTEREST ONLY MORTGAGE-BACKED SECURITIES--1.8%
                           Federal Home Loan Mortgage Corp.,
                  30         Ser. 19, Class R, 3/15/20 ...........................................................          3,812
                   0         Ser. 75, Class R, 1/15/21 ...........................................................             16
                   0         Ser. 173 Class R, 11/15/21 ..........................................................             84
                   8         Ser. 176 Class M, 7/15/21 ...........................................................            957
                   1         Ser. 192 Class U, 2/15/22 ...........................................................            173
                  49         Ser. 200 Class R, 12/15/22 ..........................................................          5,752
                  22         Ser. 1043 Class H, 2/15/21 ..........................................................         22,906
                   4         Ser. 1054 Class I, 3/15/21 ..........................................................          4,349
                  27         Ser. 1056 Class K, 3/15/21 ..........................................................          2,608
                  30         Ser. 1057 Class J, 3/15/21 ..........................................................          2,558
                  94         Ser. 1148 Class E, 10/15/21 .........................................................         20,388
                  25         Ser. 1178 Class O, 11/15/21 .........................................................            429
                  27         Ser. 1221 Class H, 3/15/07 ..........................................................          2,526
                 882         Ser. 1223, Class H, 3/15/22 .........................................................        144,842
                 606         Ser. 1254, Class Z, 4/15/22 .........................................................        132,425
               2,862         Ser. 1809, Class SC, 12/15/23 .......................................................         52,570
               1,245         Ser. 1831, Class PG, 3/15/11 ........................................................        147,705
                 323         Ser. 2080, Class PL, 1/15/27 ........................................................          6,721



                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           INTEREST ONLY MORTGAGE-BACKED SECURITIES--(CONT'D)
                           Federal National Mortgage Assoc.,
             $   237         Ser. 5, Class H, 1/25/22 ............................................................  $      49,328
                  19         Ser. 7, Class 2, 4/1/17 .............................................................          3,598
               1,100         Ser. 7, Class PH, 4/25/11 ...........................................................        137,428
                  51         Ser. 7, Class S, 3/25/21 ............................................................          7,696
                 158         Ser. 10, Class S, 5/25/21 ...........................................................         22,074
                 122         Ser. 12, Class S, 5/25/21 ...........................................................         28,171
              10,300         Ser. 16, Class IW, 11/25/12 .........................................................        840,050
                  74         Ser. 17, Class S, 6/25/21 ...........................................................         10,619
                   2         Ser. 20, Class H, 3/25/06 ...........................................................            125
                 107         Ser. 33, Class PV, 10/25/21 .........................................................         24,655
                  11         Ser. 38, Class N, 4/25/21 ...........................................................          1,970
               1,196         Ser. 50, Class SI, 4/25/23 ..........................................................         30,921
                   9         Ser. 54, Class H, 5/25/05 ...........................................................            655
               5,974         Ser. 70, Class IN, 5/25/15 ..........................................................        487,253
                  17         Ser. 84, Class H, 8/25/06 ...........................................................          1,669
                  33         Ser. 89, Class 2, 6/1/18 ............................................................          6,060
              25,750         Ser. 92, Class IC, 4/25/13 ..........................................................      3,639,298
                  10         Ser. 94, Class 2, 8/1/21 ............................................................          1,630
                  43         Ser. 99, Class L, 8/25/21 ...........................................................          8,384
                   6         Ser. 123, Class M, 10/25/20 .........................................................          1,344
                  58         Ser. 136, Class S, 11/25/20 .........................................................         67,751
                  67         Ser. 139, Class PT, 10/25/21 ........................................................         10,245
                  47         Ser. 141, Class SA, 8/25/07 .........................................................         11,875
               1,212         Ser. G46, Class H, 12/25/09 .........................................................        225,365
              12,117(3)    Goldman Sachs Mortgage Securities Corp., Ser. 5, 2/19/25 ..............................        242,345
                 438       Government National Assoc., Ser. 3, Class E, 6/16/25 ..................................         77,368
               7,402(3)    Hanover Grantor Trust, Ser. A, Class 1, 8/1/27 ........................................         87,898
               3,403(3)    Morgan Stanley Capital 1, Inc., Ser. HF1, Class X, 6/15/17 ............................        124,543
               7,359       Prudential Home Mortgage Securities Co., Ser. 05, Class A9, 2/25/24 ...................              1
                           Residential Asset Securization Trust,
              10,137         Ser. A3, Class X, 5/25/29 ...........................................................         95,046
               6,345         Ser. A5, Class A2, 9/25/30 ..........................................................        298,423
              12,957       Salomon Brothers Mortgage Securities VII Inc., Ser. 1, Class IO, 3/25/22 ..............        103,265
              26,388       Vendee Mortgage Trust, Ser. 1, Class IO, 2/15/27 ......................................        239,079
                                                                                                                    -------------
                           Total Interest Only Mortgage-Backed Securities ........................................      7,436,953
                                                                                                                    -------------
                           PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--0.6%
                           Federal Home Loan Mortgage Corp.,
                 357(2)      Ser. 1739, Class B, 2/15/24 .........................................................        328,367
                  79         Ser. 1857, Class PB, 12/15/08 .......................................................         78,748
                           Federal National Mortgage Assoc.,
                  35         Ser. 167, Class D, 10/25/17 .........................................................         30,963
                  76         Ser. 203, Class 1, 2/1/23 ...........................................................         67,472
                  57         Ser. 228, Class 1, 5/1/23 ...........................................................         51,735
                 234         Ser. 26, Class L, 3/25/23 ...........................................................        233,053
                 212         Ser. 279, Class 1, 7/1/26 ...........................................................        183,424
                  74         Ser. 51, Class E, 2/25/23 ...........................................................         56,175
                  44         Ser. 70, Class A, 5/25/23 ...........................................................         37,026
               6,055       Resolution Funding Corp., Ser. B, 4/15/30 .............................................      1,282,086
                                                                                                                    -------------
                           Total Principal Only Mortgage-Backed Securities .......................................      2,349,049
                                                                                                                    -------------
                           U.S. GOVERNMENT AND AGENCY SECURITIES--9.0%
              18,736       Overseas Private Investment Corp., 4.09%-7.35%, 5/29/12 ...............................     19,723,249
               2,201       Small Business Administration, Ser. 20K-1, 6.95%, 11/01/16 ............................      2,438,953
                           U.S. Treasury Notes,
               9,300(2)      2.00%, 5/15/06 ......................................................................      9,277,475
               2,100(2)      4.00%, 11/15/12 .....................................................................      2,068,254
               2,715(2)      4.25%, 8/15/13 ......................................................................      2,704,395
                 700         4.875%, 2/15/12 .....................................................................        738,445
                                                                                                                    -------------
                           Total U.S. Government and Agency Securities ...........................................     36,950,771
                                                                                                                    -------------
                           COLLATERALIZED MORTGAGE OBLIGATION RESIDUALS--0.0%
                   5       Collateralized Mortgage Obligation Trust 40, Class R, 4/01/18 .........................            457
                  76       Collateralized Mortgage Obligation Trust 42, Class R, 10/01/14 ........................          2,711
                           Morgan Stanley Mortgage Trust,
                  83         Ser. 38, Class 2, 11/20/21 ..........................................................         14,049
                  92         Ser. 39, Class 2, 12/20/21 ..........................................................         16,110
                                                                                                                    -------------
                           Total Collateralized Mortgage Obligation Residuals ....................................         33,327
                                                                                                                    -------------


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           CORPORATE BONDS--71.2%
                           AERO & DEFENSE--1.7%
    B-       $ 1,235       BE Aerospace, Inc., 9.50%, 11/01/08 ...................................................  $   1,163,988
    BB-        1,500       L-3 Communications Corp., 7.625%, 6/15/12 .............................................      1,635,000
    BBB        1,250       Lockheed Martin Corp., 8.50%, 12/01/29 ................................................      1,622,787
    BBB        1,000       Northrop Grumman Corp., 7.125%, 2/15/11 ...............................................      1,143,370
   BBB-        1,200       Raytheon Co., 6.15%, 11/01/08 .........................................................      1,294,200
                                                                                                                    -------------
                                                                                                                        6,859,345
                                                                                                                    -------------
                           AUTOMOTIVE--1.9%
    BB+        1,500       Autonation, Inc., 9.00%, 8/01/08 ......................................................      1,710,000
    BB+        2,000       Briggs & Stratton Corp., 8.875%, 3/15/11 ..............................................      2,300,000
    B+         3,715       Dura Operating Corp., Ser. B, 8.625%, 4/15/12 .........................................      3,770,725
                                                                                                                    -------------
                                                                                                                        7,780,725
                                                                                                                    -------------
                           BASIC MATERIAL--1.3%
    B+         3,000       AK Steel Corp., 7.875%, 2/15/09 .......................................................      2,100,000
    A2         2,000       Alcoa, Inc., 7.375%, 8/01/10 ..........................................................      2,330,880
     B         1,000       Oregon Steel Mills, Inc., 10.00%, 7/15/09 .............................................        820,000
                                                                                                                    -------------
                                                                                                                        5,250,880
                                                                                                                    -------------
                           BUILDING & DEVELOPMENT--0.9%
    B-         1,000       Ainsworth Lumber Co. Ltd., 12.50%, 7/15/07, (Canada) ..................................      1,140,000
    Ba1        2,500       D.R. Horton, Inc., 10.50%, 4/01/05 ....................................................      2,725,000
                                                                                                                    -------------
                                                                                                                        3,865,000
                                                                                                                    -------------
                           CHEMICAL--1.9%
   CCC+          500       Avecia Group PLC, 11.00%, 7/01/09, (United Kingdom) ...................................        465,000
                           Dow Chemical Co.,
    A-           750         5.75%, 12/15/08 .....................................................................        795,713
    A-         1,400         6.00%, 10/01/12 .....................................................................      1,453,816
    BB-        3,000       Lyondell Chemical Co., 11.125%, 7/15/12 ...............................................      3,120,000
     B         1,750       Noveon, Inc., Ser. B, 11.00%, 2/28/11 .................................................      2,012,500
                                                                                                                    -------------
                                                                                                                        7,847,029
                                                                                                                    -------------
                           CONGLOMERATES--1.2%
    AAA        3,650       General Electric Co., 5.00%, 2/01/13 ..................................................      3,671,572
     A         1,300       Honeywell, Inc., 6.125%, 11/01/11 .....................................................      1,422,317
                                                                                                                    -------------
                                                                                                                        5,093,889
                                                                                                                    -------------
                           CONSUMER PRODUCTS--9.1%
     A         2,000       Avery Dennison Corp., 4.875%, 1/15/13 .................................................      1,981,800
    B-         2,000       Buffets Inc., 11.25%, 7/15/10 .........................................................      2,160,000
                           General Mills, Inc.,
   BBB+          550         5.125%, 2/15/07 .....................................................................        584,188
   BBB+        1,700         6.00%, 2/15/12 ......................................................................      1,814,087
                           Kellogg Co.,
    BBB          700         Ser. B, 6.00%, 4/01/06 ..............................................................        753,977
    BBB        2,000         Ser. B, 6.60%, 4/01/11 ..............................................................      2,235,420
    A-         3,000       Kohls Corp., 6.30%, 3/01/11 ...........................................................      3,333,720
    A3         2,000       Kraft Foods, Inc., 5.625%, 11/01/11 ...................................................      2,080,340
    BBB        1,000       Kroger Co., 5.50%, 2/01/13 ............................................................      1,015,930
     B         2,000       Levi Strauss & Co., 12.25%, 12/15/12 ..................................................      1,650,000
    AA-        3,000       Procter & Gamble Co., 6.875%, 9/15/09 .................................................      3,463,230
     B         2,000       Roundys, Inc., Ser. B, 8.875%, 6/15/12 ................................................      2,090,000
    BBB        2,495       Safeway, Inc., 6.50%, 3/01/11 .........................................................      2,722,155
    A+         2,000       Unilever Capital Corp., 7.125%, 11/01/10 ..............................................      2,318,500
    BB-        2,000       United Rentals N.A. Inc., 10.75%, 4/15/08 .............................................      2,240,000
    AA         3,000       Wal-Mart Stores, Inc., 6.875%, 8/10/09 ................................................      3,447,990
    BB+        3,000       Yum! Brands, Inc., 8.875%, 4/15/11 ....................................................      3,570,000
                                                                                                                    -------------
                                                                                                                       37,461,337
                                                                                                                    -------------
                           CONTAINERS & GLASS--1.9%
    B+         1,500       Crown European Holdings SA, 9.50%, 3/01/11, (United Kingdom) ..........................      1,665,000
    BB         2,250       Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09 .................................      2,435,625
    B+         2,275       Plastipak Holdings, Inc., 10.75%, 9/01/11 .............................................      2,502,500
     B         1,240       Stone Container Corp., 9.25%, 2/01/08 .................................................      1,351,600
                                                                                                                    -------------
                                                                                                                        7,954,725
                                                                                                                    -------------


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           ECOLOGICAL SERVICES & EQUIPMENT--1.4%
    B+       $ 3,000       Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09 ........................................  $   3,262,500
     B         2,250       Casella Waste Systems Inc., 9.75%, 2/01/13 ............................................      2,452,500
                                                                                                                    -------------
                                                                                                                        5,715,000
                                                                                                                    -------------
                           ELECTRONICS--0.5%
    B-         1,750       Chippac Int. Ltd., Ser. B, 12.75%, 8/01/09 ............................................      1,933,750
                                                                                                                    -------------
                           ENERGY--8.3%
    BBB        2,000       Amerada Hess Corp., 6.65%, 8/15/11 ....................................................      2,158,360
   BBB+          600       Anadarko Petroleum Corp., 5.375%, 3/01/07 .............................................        641,154
    BB-        2,500       Chesapeake Energy Corp., 9.00%, 8/15/12 ...............................................      2,850,000
    A-         3,000       Conoco Funding Co., 6.35%, 10/15/11 ...................................................      3,333,630
   BBB+        2,000       Dominion Resources, Inc., 5.70%, 9/17/12 ..............................................      2,087,700
     B         2,500       Dresser, Inc., 9.375%, 4/15/11 ........................................................      2,568,750
    BBB        1,500       DTE Energy Co., 7.05%, 6/01/11 ........................................................      1,696,980
    B-         2,000(2)    Dynegy Holdings Inc., 10.125%, 7/15/13 ................................................      2,160,000
     B           400       El Paso Corporation, 7.875%, 6/15/12 ..................................................        341,000
    B+         1,000       El Paso Natural Gas Co., 7.625%, 8/01/10 ..............................................        990,000
    B+         1,500(2)    El Paso Production Holding Co., 7.75%, 6/01/13 ........................................      1,440,000
   BBB+          640       Exelon Corp., 6.75%, 5/01/11 ..........................................................        709,306
   Baa2        1,500       FirstEnergy Corp., Ser. C, 7.375%, 11/15/31 ...........................................      1,602,404
   BBB+        1,250       Kinder Morgan Energy Partners LP, 7.30%, 8/15/33 ......................................      1,391,124
    BBB        1,000       Kinder Morgan, Inc., 6.50%, 9/01/12 ...................................................      1,091,060
    BB-        2,500       Leviathan Gas Pipeline Partners LP, Ser. B, 10.375%, 6/01/09 ..........................      2,712,500
   BBB+        1,800       Occidental Petroleum Corp., 6.75%, 1/15/12 ............................................      2,030,310
                           Progress Energy, Inc.,
   Baa2        1,800         6.75%, 3/01/06 ......................................................................      1,953,270
   Baa2        2,000         7.10%, 3/01/11 ......................................................................      2,235,380
                                                                                                                    -------------
                                                                                                                       33,992,928
                                                                                                                    -------------
                           FINANCE & BANKING--15.8%
    Aa3        2,450       Bank of America Corp., 7.80%, 2/15/10 .................................................      2,892,250
    Aa3        1,400(2)    Bank One Corp., 6.50%, 2/01/06 ........................................................      1,516,088
    Aa3        2,000(3)    Barclays Bank PLC, 6.86%, 9/29/49, (United Kingdom) ...................................      2,157,304
    A1           500       Bear Stearns Co., Inc., 6.50%, 5/01/06 ................................................        544,205
    Aa2        6,000       Citigroup, Inc., 5.625%, 8/27/12 ......................................................      6,330,360
                           Credit Suisse First Boston USA, Inc.,
    Aa3          700(2)      6.125%, 11/15/11 ....................................................................        756,889
    Aa3        1,000         7.125%, 7/15/32 .....................................................................      1,125,840
    BB         1,000(3)    Crum & Forster Holdings Corp., 10.375%, 6/15/13 .......................................      1,075,000
    AAA       4,0002       Federal Home Loan Mortgage Corp., 6.875%, 9/15/10 .....................................      4,623,200
    AAA        4,000       Federal National Mortgage Assoc., 4.375%, 9/15/12 .....................................      3,926,720
    A3         3,000(2)    Ford Motor Credit Co., 6.875%, 2/01/06 ................................................      3,136,320
    AAA        3,000       General Electric Capital Corp., Ser. A, 6.75%, 3/15/32 ................................      3,330,180
                           General Motors Acceptance Corp.,
    A3           700         6.75%, 1/15/06 ......................................................................        747,180
    A3         4,000         6.875%, 8/28/12 .....................................................................      4,112,800
    Aa3        1,000       Goldman Sachs Group, Inc., 6.60%, 1/15/12 .............................................      1,110,050
    A1         3,650       Household Finance Corp., 6.375%, 10/15/11 - 11/27/12 ..................................      3,978,887
                           JP Morgan Chase & Co.,
    A+         2,100         5.25%, 5/30/07 ......................................................................      2,243,472
     A         1,000         6.75%, 2/01/11 ......................................................................      1,120,650
    AAA        3,000       KFW Intl. Finance, Inc., 5.25%, 6/28/06 ...............................................      3,213,300
    Ba1        1,000       Labranche & Co., Inc., 12.00%, 3/02/07 ................................................      1,025,000
                           Lehman Brothers Holdings, Inc.,
    A1           850         6.25%, 5/15/06 ......................................................................        924,817
    A1         1,500         6.625%, 1/18/12 .....................................................................      1,676,280
     A         2,000       Metlife, Inc., 5.375%, 12/15/12 .......................................................      2,055,920
                           Morgan Stanley,
    Aa3          600         5.80%, 4/01/07 ......................................................................        646,956
    Aa3        1,600         6.75%, 4/15/11 ......................................................................      1,792,400
    A+         2,000       Northern Trust Co., 6.30%, 3/07/11 ....................................................      2,197,980
   Baa1        2,000       Sears Roebuck Acceptance Corp., 6.75%, 8/15/11 ........................................      2,242,200
    AA-        2,000       UBS Preferred Funding Trust I, 8.622%, 10/29/49 .......................................      2,451,113
    Aa1        2,000       Wells Fargo Bank, 7.55%, 6/21/10 ......................................................      2,360,060
                                                                                                                    -------------
                                                                                                                       65,313,421
                                                                                                                    -------------


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           FOREST PRODUCTS--1.8%
    B+        $2,000       Caraustar Industries, Inc., 9.875%, 4/01/11 ...........................................  $   2,080,000
    BB         2,500       Tembec Industries, Inc., 8.50%, 2/01/11, (Canada) .....................................      2,425,000
                           Weyerhaeuser Co.,
    BBB        1,550         5.95%, 11/01/08 .....................................................................      1,658,640
    BBB        1,000         6.75%, 3/15/12 ......................................................................      1,083,590
                                                                                                                    -------------
                                                                                                                        7,247,230
                                                                                                                    -------------
                           HEALTH CARE--1.3%
    AA-        1,000       Bristol Myers Squibb Co., 5.75%, 10/01/11 .............................................      1,069,390
     D         3,000(4)    HealthSouth Corp., 7.00%, 6/15/08 .....................................................      2,610,000
    BB+        1,500       Omnicare, Inc., Ser. B, 8.125%, 3/15/11 ...............................................      1,638,750
                                                                                                                    -------------
                                                                                                                        5,318,140
                                                                                                                    -------------
                           HOTELS & CASINO--4.5%
    B+         2,100       Argosy Gaming Co., 10.75%, 6/01/09 ....................................................      2,296,875
    B+         2,000       Boyd Gaming Corp., 8.75%, 4/15/12 .....................................................      2,170,000
     B         2,000       Extended Stay America, Inc., 9.875%, 6/15/11 ..........................................      2,240,000
     B         1,700       Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12 ....................................      1,857,250
     B         1,500       Herbst Gaming, Inc., Ser. B, 10.75%, 9/01/08 ..........................................      1,676,250
    Ba3        1,500       HMH Properties, Inc., Ser. B, 7.875%, 8/01/08 .........................................      1,548,750
    Ba2        1,000       MGM Mirage, Inc., 9.75%, 6/01/07 ......................................................      1,133,750
    Ba2        2,000       Park Place Entertainment Corp., 8.875%, 9/15/08 .......................................      2,222,500
    BB+        3,000       Starwood Hotels & Resorts World, 7.875%, 5/01/12 ......................................      3,315,000
                                                                                                                    -------------
                                                                                                                       18,460,375
                                                                                                                    -------------
                           INDUSTRIAL EQUIPMENT--0.9%
    B-         1,200       Concentra Operating Corp., Ser. B, 13.00%, 8/15/09 ....................................      1,338,000
     B         2,010       Manitowoc, Inc., 10.50%, 8/01/12 ......................................................      2,281,350
                                                                                                                    -------------
                                                                                                                        3,619,350
                                                                                                                    -------------
                           MEDIA--5.3%
    B1         2,000       Alliance Atlantis Communications, Inc., 13.00%, 12/15/09, (Canada) ....................      2,307,500
                           AOL Time Warner, Inc.,
   BBB+        2,000         7.70%, 5/01/32 ......................................................................      2,263,460
   BBB+        3,000         9.125%, 1/15/13 .....................................................................      3,771,570
    Ca         3,000       Charter Communications Holdings LLC, 10.75%, 10/01/09 .................................      2,535,000
                           Comcast Cable Communications, Inc.,
    BBB        1,000         6.75%, 1/30/11 ......................................................................      1,107,070
    BBB        1,800         8.875%, 5/01/17 .....................................................................      2,277,601
    BB-        3,000       EchoStar DBS Corp., 10.375%, 10/01/07 .................................................      3,300,000
     B         1,000       Quebecor Media, Inc., 11.125%, 7/15/11, (Canada) ......................................      1,152,500
    B-         3,000       WRC Media Inc., 12.75%, 11/15/09 ......................................................      2,910,000
                                                                                                                    -------------
                                                                                                                       21,624,701
                                                                                                                    -------------
                           OTHER--4.8%
    A3        17,508(3)    Targeted Return Index Securities Trust, Inc, Ser. 10-2002, 6.851%, 1/15/12 ............     19,642,548
                                                                                                                    -------------
                           REAL ESTATE--0.5%
   BBB+        1,000       AvalonBay Communities, Inc., 6.625%, 9/15/11 ..........................................      1,089,660
   BBB+          800       EOP Operating LP, 7.00%, 7/15/11 ......................................................        901,152
                                                                                                                    -------------
                                                                                                                        1,990,812
                                                                                                                    -------------
                           TECHNOLOGY--0.5%
    BB+        2,000       Seagate Technology Holdings, 8.00%, 5/15/09 ...........................................      2,175,000
                                                                                                                    -------------
                           TELECOMMUNICATION--3.7%
   BBB+        2,000       Deutsche Telekom Intl. Finance BV, 8.50%, 6/15/10, (Netherlands) ......................      2,406,020
    B3         1,340       Dobson Communications Corp., 10.875%, 7/01/10 .........................................      1,474,000
    B+         1,000       Nextel Communications, Inc., 9.95%, 2/15/08 ...........................................      1,050,000
    Ba3        3,000       PanAmSat Corp., 8.50%, 2/01/12 ........................................................      3,217,500
                           SBC Communications, Inc.,
    A+           450         5.875%, 8/15/12 .....................................................................        476,069
    A+         1,000         6.25%, 3/15/11 ......................................................................      1,089,040
    A+         1,000       Verizon Global Funding Corp., 7.75%, 6/15/32 ..........................................      1,162,540
    Aa3        3,000       Verizon Pennsylvania, Inc., Ser. A, 5.65%, 11/15/11 ...................................      3,117,810
     A         1,000       Vodafone Group PLC, 7.75%, 2/15/10, (United Kingdom) ..................................      1,177,710
                                                                                                                    -------------
                                                                                                                       15,170,689
                                                                                                                    -------------


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                           TRANSPORTATION--2.0%
   BBB+      $ 1,000       Burlington Northern Santa Fe Corp., 5.90%, 7/01/12 ......................................  $   1,062,630
   BBB+        1,000       Canadian National Railway Co., 6.375%, 10/15/11, (Canada) ...............................      1,102,912
    BBB        1,475       Canadian Pacific Railway Ltd., 6.25%, 10/15/11, (Canada) ................................      1,613,960
     B         2,000       Railamerica Transportation Corp., 12.875%, 8/15/10 ......................................      2,300,000
    BBB        2,000       Union Pacific Corp., 6.125%, 1/15/12 ....................................................      2,156,740
                                                                                                                      -------------
                                                                                                                          8,236,242
                                                                                                                      -------------
                           Total Corporate Bonds ...................................................................    292,553,116
                                                                                                                      -------------
                           FOREIGN GOVERNMENT BONDS--0.8%
   Baa2        3,000       United Mexican States, 8.00%, 9/24/22 ...................................................      3,240,000
                                                                                                                      -------------
                           TOTAL LONG-TERM INVESTMENTS (cost $479,724,642) .........................................    495,587,255
                                                                                                                      -------------
                           SHORT-TERM INVESTMENTS--15.4%
                           U.S. GOVERNMENT AND AGENCY SECURITIES--15.4%
               8,800(5)    Student Loan Marketing, 0.94%, 11/03/03 .................................................      8,799,540
              21,632(5)    U.S. Treasury Bonds, 0.85%, 11/03/03 ....................................................     21,631,500
              32,794(5)    U.S. Treasury Notes, 0.85%, 11/03/03 ....................................................     32,793,750
                                                                                                                      -------------
                           TOTAL SHORT-TERM INVESTMENTS (cost $63,224,790) .........................................     63,224,790
                                                                                                                      -------------
                           TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT AND OUTSTANDING OPTIONS WRITTEN
                             (COST $542,949,432) ...................................................................    558,812,045
                                                                                                                      -------------
                           INVESTMENTS SOLD SHORT--(13.1%)
             (20,700)      U.S. Treasury Bonds, 5.375%, 2/15/31 ....................................................    (21,391,339)
             (33,000)      U.S. Treasury Notes, 2.625%, 5/15/08 ....................................................    (32,349,008)
                                                                                                                      -------------
                           TOTAL INVESTMENTS SOLD SHORT (proceeds $53,049,018) .....................................    (53,740,347)
                                                                                                                      -------------

             NOTIONAL
              AMOUNT
              (000)
            ---------
                           OUTSTANDING OPTIONS WRITTEN--(0.6)%
             $56,300       Interest Rate Swap, 3.60% over 3 month LIBOR, expires 11/01/04 ..........................       (577,973)
              55,000       Interest Rate Swap, 5.75% over 3 month LIBOR, expires 9/23/05 ...........................     (1,256,200)
              11,900       Interest Rate Swap, 6.00% over 3 month LIBOR, expires 10/25/04 ..........................       (470,645)
                 140       U.S. Treasury Notes Futures .............................................................       (277,812)
                                                                                                                      -------------
                           Total Outstanding Options Written (premium received $2,432,578) .........................     (2,582,630)
                                                                                                                      -------------
                           TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT AND OUTSTANDING OPTIONS WRITTEN--122.3%     502,486,068
                           LIABILITIES IN EXCESS OF OTHER ASSETS--(22.3)% ..........................................    (91,505,304)
                                                                                                                      -------------
                           NET ASSETS--100% ........................................................................  $ 410,980,764
                                                                                                                      =============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2003, the Trust held 6.6% of its net assets, with a current market value of $27,069,681, in securities restricted as to resale.

(4)  Issuer is technically in default.

(5) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

------------------------------
 BLACKROCK INCOME TRUST (BKT)
------------------------------

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           LONG-TERM INVESTMENTS--117.0%
                           MORTGAGE PASS-THROUGHS--37.1%
                           Federal Home Loan Mortgage Corp.,
             $23,746         5.50%, 10/01/16 - 5/01/17 ...........................................................  $  24,461,458
                 136         6.50%, 5/01/29 - 5/01/30 ............................................................        141,617
                  43         7.50%, 2/01/23 ......................................................................         46,482
                 204         8.00%, 11/01/15 .....................................................................        215,307
                 411         9.00%, 9/01/20 ......................................................................        457,762
                 173         8.50%, 10/01/06 - 3/01/08, TBA ......................................................        184,693
                           Federal National Mortgage Assoc.,
              19,391         5.00%, 6/01/33 ......................................................................     19,138,264
             59,3852         5.50%, 11/01/16 - 9/01/17 ...........................................................     61,210,114
              19,781         6.00%, 11/01/31 - 10/01/32 ..........................................................     20,306,567
              11,876         6.50%, 2/01/26 - 5/01/31 ............................................................     12,342,158
              18,433         7.00%, 6/01/26 - 2/01/32 ............................................................     19,413,933
               5,292         7.50%, 11/01/14 - 9/01/23 ...........................................................      5,922,556
                 917         8.00%, 5/01/08 - 5/01/22 ............................................................        981,646
                  14         9.50%, 1/01/19 - 6/01/20 ............................................................         15,254
               1,688         5.50%, 12/01/13 - 6/01/17, TBA ......................................................      1,743,624
                           Government National Mortgage Assoc.,
                 193         7.00%, 10/15/17 .....................................................................        205,930
               1,437         7.50%, 8/15/21 - 12/15/23 ...........................................................      1,546,568
               1,027         8.00%, 10/15/22 - 2/15/29 ...........................................................      1,112,263
                  79         9.00%, 6/15/18 - 9/15/21 ............................................................         87,360
                                                                                                                    -------------
                           Total Mortgage Pass-Throughs ..........................................................    169,533,556
                                                                                                                    -------------
                           FEDERAL HOUSING ADMINISTRATION--3.4%
                           GMAC Projects,
                 754         Ser. 46, 7.43%, 1/01/22 .............................................................        802,375
                 665         Ser. 51, 7.43%, 2/01/23 .............................................................        706,873
               1,920         Ser. 56, 7.43%, 11/01/22 ............................................................      2,041,567
                 100       Merrill Project, Ser. 54, 7.43%, 5/15/23 ..............................................        105,920
                 904       Reilly Project, Ser. 41, 8.28%, 3/01/20 ...............................................        934,040
                           USGI Projects,
                 346         Ser. 87, 7.43%, 12/01/22 ............................................................        358,286
               1,385         Ser. 99, 7.43%, 10/01/23 ............................................................      1,472,601
               2,450         Ser. 6302, 7.43%, 12/01/21 ..........................................................      2,562,282
               6,224       Yorkville, Ser. 6094, 7.43%, 6/01/21 ..................................................      6,619,842
                                                                                                                    -------------
                           Total Federal Housing Administration ..................................................     15,603,786
                                                                                                                    -------------
                           AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--3.7%
                           Federal Home Loan Mortgage Corp.,
                 592         Ser. 19, Class F, 3/15/20 ...........................................................        592,054
               8,578         Ser. T-11, Class A-9, 1/25/28 .......................................................      7,817,843
                           Federal National Mortgage Assoc.,
                 739         Ser. 12, Class G, 2/25/20 ...........................................................        747,130
                 770         Ser. 43, Class E, 4/25/22 ...........................................................        799,764
                           Government National Mortgage Assoc.,
               3,356         Ser. 5, Class Z, 5/16/26 ............................................................      3,489,864
               2,500         Ser. 33, Class PB, 7/20/31 ..........................................................      2,620,289
               4,516         Ser. 58, Class IT, 7/20/33 ..........................................................        799,504
                                                                                                                    -------------
                           Total Agency Multiple Class Mortgage Pass-Throughs ....................................     16,866,448
                                                                                                                    -------------
                           NON-AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--0.1%
    AAA          200       Prudential Home Mortgage Securities Co., Ser. 35, Class A12, 6.75%, 9/25/08 ...........        199,614
    AAA          418(3)    Summit Mortgage Trust, Ser. 1, Class B1, 6.079%, 12/28/12 .............................        420,129
                                                                                                                    -------------
                           Total Non-Agency Multiple Class Mortgage Pass-Throughs ................................        619,743
                                                                                                                    -------------
                           ADJUSTABLE RATE MORTGAGE SECURITIES--0.1%
                           Federal National Mortgage Assoc.,
                 314         Ser. 38, Class F, 4/25/21 ...........................................................        335,414
                 211         Ser. 256, Class F, 11/25/23 .........................................................        186,102
                                                                                                                    -------------
                           Total Adjustable Rate Mortgage Securities .............................................        521,516
                                                                                                                    -------------


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           INVERSE FLOATING RATE MORTGAGES--4.6%
    AAA      $   156       Banc of America Mortgage Securities Inc., Ser. 2, Class 1A, 4/25/33 ...................  $     156,430
                           Federal Home Loan Mortgage Corp.,
                 105         Ser. 1160, Class F, 10/15/21 ........................................................        121,015
                   7         Ser. 1601, Class SE, 10/15/08 .......................................................          7,373
               1,225(2)      Ser. 1616, Class SB, 11/15/08 .......................................................      1,286,265
               3,721         Ser. 1688, Class S, 12/15/13 ........................................................      4,016,659
                           Federal National Mortgage Assoc.,
               2,213         Ser. 32, Class SA, 5/25/32 ..........................................................      2,299,948
                 319         Ser. 38, Class SA, 4/25/21 ..........................................................        333,189
                  75         Ser. 46, Class S, 5/25/21 ...........................................................         22,018
                 311         Ser. 48, Class SC, 6/25/33 ..........................................................        309,167
                  65         Ser. 49, Class S, 12/25/21 ..........................................................          7,258
                 335         Ser. 87, Class S, 8/25/21 ...........................................................        413,197
               1,049         Ser. 93, Class S, 5/25/08 ...........................................................      1,085,094
                 128         Ser. 145, Class S, 10/25/06 .........................................................        155,741
                 782         Ser. 170, Class SC, 9/25/08 .........................................................        814,772
               3,474         Ser. 196, Class SC, 10/25/08 ........................................................      3,705,679
               1,187         Ser. 214, Class S, 12/25/08 .........................................................      1,224,596
                 972         Ser. 214, Class SH, 12/25/08 ........................................................      1,080,486
               2,562         Ser. 247, Class SN, 12/25/23 ........................................................      2,657,500
    Aaa          952       Kidder Peabody Acceptance Corp., Ser. 1, Class A6, 8/25/23 ............................        968,346
    AAA          238       Residential Funding Mortgage Securities Inc., Ser. S36, Class A13, 10/25/08 ...........        240,144
                                                                                                                    -------------
                           Total Inverse Floating Rate Mortgages                                                       20,904,877
                                                                                                                    -------------
                           INTEREST ONLY MORTGAGE-BACKED SECURITIES--17.2%
                           American Housing Trust,
                 443         Ser. III, Class 4, 3/25/19 ..........................................................          9,999
                  97         Ser. VII, Class 2, 11/25/20 .........................................................        291,961
             103,939       Commercial Mortgage Acceptance Corp., Ser. ML1, 12/15/30 ..............................      2,078,786
              34,311(3)    CS First Boston Mortgage Securities Corp., Ser. C1, Class AX, 6/20/29 .................      1,765,244
                           Federal Home Loan Mortgage Corp.,
                  56         Ser. 19, Class R, 3/15/20 ...........................................................          7,226
                  64         Ser. 75, Class R, 1/15/21 ...........................................................         64,332
                   0         Ser. 173 Class R, 11/15/21 ..........................................................            175
                  17         Ser. 176 Class M, 7/15/21 ...........................................................          2,055
                   2         Ser. 192 Class U, 2/15/22 ...........................................................            354
                 109         Ser. 200 Class R, 12/15/22 ..........................................................         12,819
               6,294         Ser. 204, 5/01/29 ...................................................................      1,030,590
                  48         Ser. 1043 Class H, 2/15/21 ..........................................................         49,179
                   5         Ser. 1054 Class I, 3/15/21 ..........................................................          6,420
                  59         Ser. 1056 Class K, 3/15/21 ..........................................................          5,599
                  65         Ser. 1057 Class J, 3/15/21 ..........................................................          5,491
                 203         Ser. 1148 Class E, 10/15/21 .........................................................         43,773
                  54         Ser. 1178 Class O, 11/15/21 .........................................................            921
                  57         Ser. 1221 Class H, 3/15/07 ..........................................................          5,423
               3,000         Ser. 1598 Class J, 10/15/08 .........................................................      3,218,850
               1,843         Ser. 1706, Class IA, 10/15/23 .......................................................        272,406
                 520         Ser. 1720, Class PK, 1/15/24 ........................................................         68,686
               7,584         Ser. 1809, Class SC, 12/15/23 .......................................................        139,309
              13,682         Ser. 1914, Class PC, 12/15/11 .......................................................        169,244
               1,889         Ser. 1961 Class H, 5/15/12 ..........................................................      1,968,825
              19,208         Ser. 2002, Class HJ, 10/15/08 .......................................................        716,710
                  41         Ser. 2037, Class IB, 12/15/26 .......................................................             16
                 766         Ser. 2050, Class PI, 12/15/11 .......................................................          5,157
                 541         Ser. 2063, Class PI, 4/15/12 ........................................................         13,418
                 896         Ser. 2080, Class PL, 1/15/27 ........................................................         18,663
               1,409         Ser. 2099, Class JB, 9/15/22 ........................................................        107,754
                  65         Ser. 2138, Class PI, 3/15/11 ........................................................             11
               6,773         Ser. 2218 Class Z, 3/15/30 ..........................................................      7,826,295
               3,625         Ser. 2296, Class SA, 3/15/16 ........................................................        206,415
               2,225         Ser. 2345 Class PQ, 8/15/16 .........................................................      2,324,013
               2,975         Ser. 2444, Class ST, 9/15/29 ........................................................        219,403
               2,488         Ser. 2513, Class BI, 12/15/15 .......................................................        224,793
               3,524         Ser. 2542, Class MX, 5/15/22 ........................................................        333,153
               4,613         Ser. 2543, Class IM, 9/15/12 ........................................................        240,856
               7,701         Ser. 2545, Class NI, 3/15/22 ........................................................      1,585,503
              11,974         Ser. 2561, Class EW, 9/15/16 ........................................................      1,398,487
                 592         Ser. 2613, Class ZT, 3/15/33 ........................................................        592,266



                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           INTEREST ONLY MORTGAGE-BACKED SECURITIES--(CONT'D)
                           Federal Home Loan Mortgage Corp., (cont'd)
             $29,000         Ser. 2633, Class PI, 3/15/12 ........................................................  $   2,522,710
              11,963         Ser. 2658, Class PI, 6/15/13 ........................................................      1,468,619
              31,948         Ser. G-60, Class HS, 4/25/24 ........................................................      1,653,168
                           Federal National Mortgage Assoc.,
               2,606         Ser. 2, Class ID, 3/25/23 ...........................................................          2,294
                 610         Ser. 5, Class H, 1/25/22 ............................................................        126,842
                  36         Ser. 7, Class 2, 4/01/17 ............................................................          6,884
                 110         Ser. 7, Class S, 3/25/21 ............................................................         16,522
                 339         Ser. 10, Class S, 5/25/21 ...........................................................         47,394
                 262         Ser. 12, Class S, 5/25/21 ...........................................................         60,481
              28,816         Ser. 16, Class PI, 11/25/12 .........................................................      2,057,734
                 158         Ser. 17, Class S, 6/25/21 ...........................................................         22,799
                   4         Ser. 20, Class H, 3/25/06 ...........................................................            265
              40,162         Ser. 23, Class ES, 10/25/22 .........................................................      4,437,898
                 230         Ser. 33, Class PV, 10/25/21 .........................................................         52,928
               7,981         Ser. 33, Class SG, 3/25/09 ..........................................................        680,120
               8,631         Ser. 37, Class SE, 10/25/22 .........................................................         46,687
              44,896         Ser. 38, Class MI, 9/25/20 ..........................................................      9,411,201
                  24         Ser. 38, Class N, 4/25/21 ...........................................................          4,229
              15,708         Ser. 39, Class IA, 10/25/22 .........................................................      3,533,588
              39,896         Ser. 41, Class SP, 7/25/15 ..........................................................      4,108,138
               2,393         Ser. 50, Class SI, 4/25/23 ..........................................................         61,842
               7,372         Ser. 51, Class IE, 4/25/26 ..........................................................      1,403,760
                  20         Ser. 54, Class H, 5/25/05 ...........................................................          1,406
               3,132         Ser. 62, Class IC, 7/25/15 ..........................................................        176,325
               4,972         Ser. 62, Class IL, 3/25/24 ..........................................................        340,307
               9,495         Ser. 66, Class Ci, 7/25/33 ..........................................................      2,425,663
              10,119         Ser. 68, Class SC, 1/25/24 ..........................................................        834,705
               7,989         Ser. 82, Class IR, 9/25/12 ..........................................................        715,227
                  36         Ser. 84, Class H, 8/25/06 ...........................................................          3,584
                  72         Ser. 89, Class 2, 6/01/18 ...........................................................         13,011
              35,584         Ser. 90, Class M, 1/25/28 ...........................................................      5,187,078
                  18         Ser. 94, Class 2, 8/01/21 ...........................................................          3,125
                  93         Ser. 99, Class L, 8/25/21 ...........................................................         18,003
                  13         Ser. 123, Class M, 10/25/20 .........................................................          2,886
                 125         Ser. 136, Class S, 11/25/20 .........................................................        145,460
                 144         Ser. 139, Class PT, 10/25/21 ........................................................         21,997
                  90         Ser. 141, Class SA, 8/25/07 .........................................................         22,791
               6,769         Ser. 199, Class SB, 10/25/23 ........................................................        703,657
               3,306         Ser. 301, Class 2, 4/01/29 ..........................................................        509,377
               6,046         Ser. 302, Class 2, 6/01/29 ..........................................................      1,107,260
               4,297         Ser. 339, Class 8, 7/01/33 ..........................................................        915,807
               9,236         Ser. 602, Class BI, 10/25/22 ........................................................      1,326,748
                 196         Ser. G-50, Class G, 12/25/21 ........................................................         36,149
                 163         Ser. G92-12, Class C, 2/25/22 .......................................................         30,944
               1,922         Ser. G92-60, Class SB, 10/25/22 .....................................................         53,164
               2,063         Ser. W4, 12/25/28 ...................................................................        324,280
                 226       First Boston Mortgage Securities Corp., Ser. C, Class I, 4/25/17 ......................         43,920
              35,942       GMAC Commercial Mortgage Securities, Inc., Ser. C1, Class X, 7/15/27 ..................      2,050,369
              24,961(3)    Goldman Sachs Mortgage Securities Corp., Ser. 5, 2/19/25 ..............................        481,763
              14,091(3)    Hanover Grantor Trust, Ser. A, Class 1, 8/01/27 .......................................        167,334
                 236       Kidder Peabody Acceptance Corp., Ser. B, Class A2, 4/22/18 ............................         52,769
               6,936       Merrill Lynch Mortgage Investors, Inc., Ser. C2, 6/15/21 ..............................        150,966
              11,312(3)    Morgan Stanley Capital 1, Inc., Ser. HF1, Class X, 6/15/17 ............................        413,939
              13,668       Prudential Home Mortgage Securities Co., Ser 5, Class A9, 2/25/24 .....................              1
                  51       Prudential Securities Inc., Ser. 15, Class 1G, 5/20/21 ................................         21,234
               4,017       Residential Accredit Loans, Inc., Ser. QS7, Class A1, 4/25/33 .........................        726,582
              27,242       Small Business Administration, Ser. 1, 4/01/15 ........................................        340,520
             231,356       Vendee Mortgage Trust, Ser. 2, Class 1, 5/15/29 .......................................        393,306
                                                                                                                    -------------
                           Total Interest Only Mortgage-Backed Securities                                              78,518,340
                                                                                                                    -------------



                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--12.5%
    Aaa      $   273       Chase Mortgage Finance Corp., Ser. A, Class AP, 1/25/10 ...............................  $     255,001
    Aaa          196       Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17 ...................        177,619
                           Countrywide Home Loans Inc.,
    AAA        9,501         Ser. 26, 8/25/33 ....................................................................      7,107,596
    AAA        1,774         Ser. J4, 6/25/33 ....................................................................      1,288,369
    AAA        2,536         Ser. J5, 7/25/33 ....................................................................      1,889,354
    AAA        1,638         Ser. J8, 9/25/23 ....................................................................      1,203,884
                           Drexel Burnham Lambert, Inc.,
    AAA           78         Ser. K, Class 1, 9/23/17 ............................................................         70,288
    AAA          840         Ser. V, Class 1, 9/1/18 .............................................................        781,803
                           Federal Home Loan Mortgage Corp.,
                 538         Ser. 1418, Class M, 11/15/22 ........................................................        462,545
               1,670         Ser. 1571, Class G, 8/15/23 .........................................................      1,440,718
               6,274         Ser. 1691, Class B, 3/15/24 .........................................................      5,612,603
                 801         Ser. 1739, Class B, 2/15/24 .........................................................        735,863
                  11         Ser. 1750, Class PC, 3/15/24 ........................................................         11,130
                 322         Ser. 1857, Class PB, 12/15/08 .......................................................        321,854
                 708         Ser. T-8, Class A-10, 11/15/28 ......................................................        587,417
                           Federal National Mortgage Assoc.,
                 128         Ser. 7, Class J, 2/25/21 ............................................................        115,337
               3,439         Ser. 13, Class PR, 3/25/32 ..........................................................      3,077,677
                 638         Ser. 26, Class L, 3/25/23 ...........................................................        635,489
                 158         Ser. 51, Class E, 2/25/23 ...........................................................        120,606
                  95         Ser. 70, Class A, 5/25/23 ...........................................................         79,495
                  75         Ser. 167, Class D, 10/25/17 .........................................................         66,477
                 163         Ser. 203, Class 1, 2/01/23 ..........................................................        144,860
                 123         Ser. 228, Class 1, 5/01/23 ..........................................................        111,073
                 923         Ser. 273, Class 1, 7/01/26 ..........................................................        821,219
                 547         Ser. 279, Class 1, 7/01/26 ..........................................................        473,021
              15,330         Ser. 328, Class 1, 11/01/32 .........................................................     12,738,335
              11,435         Ser. 329, Class 1, 12/01/32 .........................................................      8,879,910
               4,437         Ser. 333, Class 1, 3/01/33 ..........................................................      3,407,930
               1,066         Ser. G93-2, Class KB, 1/25/23 .......................................................        968,319
               1,002         Ser. W4, 2/25/29 ....................................................................        791,156
    AAA          183       First Union Residential Securitization Trust, Ser. A, Class 1APO, 3/25/15 .............        171,844
    AAA           59       Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 4/25/24 ...............         51,378
              13,000       Resolution Funding Corp., Ser. B, 4/15/30 .............................................      2,752,620
                                                                                                                    -------------
                           Total Principal Only Mortgage-Backed Securities .......................................     57,352,790
                                                                                                                    -------------
                           COMMERCIAL MORTGAGE-BACKED SECURITIES--2.9%
    AAA       10,250(3)    New York City Mortgage Loan Trust, Ser. 1996, Class A2, 6.75%, 6/25/11 ................     11,291,225
    AAA        1,915       Banc of America Funding Corp., Class A1, 6.00%, 5/20/33 ...............................      1,924,493
                                                                                                                    -------------
                           Total Commercial Mortgage-Backed Securities ...........................................     13,215,718
                                                                                                                    -------------
                           U.S. GOVERNMENT AGENCY SECURITIES--8.3%
              17,033       Overseas Private Investment Corp., 4.09%-7.35%, 5/29/12 ...............................     17,930,225
                           Small Business Administration,
               1,513         Ser. 20C-1, 7.15%, 3/01/17 ..........................................................      1,687,339
               2,532         Ser. 20E-1, 7.60%, 5/01/16 ..........................................................      2,859,106
               3,176         Ser. 20F-1, 7.55%, 6/01/16 ..........................................................      3,561,236
               1,942         Ser. 20G-1, 7.70%, 7/01/16 ..........................................................      2,188,848
               2,431         Ser. 20H-1, 7.25%, 8/01/16 ..........................................................      2,709,054
               4,168         Ser. 20K-1, 6.95%, 11/01/16 .........................................................      4,617,980
               2,072       Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08 ...............      2,197,567
                                                                                                                    -------------
                           Total U.S. Government and Agency Securities ...........................................     37,751,355
                                                                                                                    -------------
                           COLLATERALIZED MORTGAGE OBLIGATION RESIDUALS--0.1%
                           Collateralized Mortgage Obligation Trust,
                  10         Ser. 40, Class R, 4/01/18 ...........................................................            981
                 157         Ser. 42, Class R, 10/01/14 ..........................................................          5,576
                  45(5)    FBC Mortgage Securities Trust 16, CMO, Ser. A-1, 7/01/17 ..............................        336,825
                           Morgan Stanley Mortgage Trust,
                 177         Ser. 38, Class 2, 11/20/21 ..........................................................         30,161
                 197         Ser. 39, Class 2, 12/20/21 ..........................................................         34,592
                                                                                                                    -------------
                           Total Collateralized Mortgage Obligation Residuals ....................................        408,135
                                                                                                                    -------------



                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           U.S. GOVERNMENT SECURITIES--27.0%
            $155,700       U.S. Treasury Bonds, Zero Coupon, 11/15/24 ..............................................  $  48,232,123
               8,325       U.S. Treasury Bonds, 8.00%, 11/15/21 ....................................................     11,157,123
                           U.S. Treasury Notes,
              61,250         3.25%, 8/15/08 ........................................................................     61,391,181
               3,000         3.875%, 2/15/13 .......................................................................      2,916,444
                                                                                                                      -------------
                           Total U.S. Government Securities ........................................................    123,696,871
                                                                                                                      -------------
                           TOTAL LONG-TERM INVESTMENTS (cost $404,080,649) .........................................    534,993,135
                                                                                                                      -------------
                           SHORT-TERM INVESTMENTS--38.1%
                           U.S. GOVERNMENT AND AGENCY SECURITIES--38.1%
               1,200(4)    Student Loan Marketing, 0.94%, 11/03/03 .................................................      1,199,937
              41,069(4)    U.S. Treasury Bonds, 0.85%, 11/03/03 ....................................................     41,068,500
                           U.S. Treasury Notes,
              35,219(4)      0.55%, 11/03/03 .......................................................................     35,218,750
               3,834(4)      0.80%, 11/04/03 .......................................................................      3,834,375
              93,098(4)      0.85%, 11/03/03 - 11/05/03 ............................................................     93,098,125
                                                                                                                      -------------
                           TOTAL SHORT-TERM INVESTMENTS (cost $174,419,687) ........................................    174,419,687
                                                                                                                      -------------
                           TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT AND OUTSTANDING OPTIONS WRITTEN (COST
                             $717,432,138) .........................................................................    709,412,822
                                                                                                                      -------------

                           INVESTMENTS SOLD SHORT--(29.8)%
             (39,300)      U.S. Treasury Bonds, 5.375%, 2/15/31 ....................................................    (40,612,541)
                           U.S. Treasury Notes,
             (30,000)        1.50%, 7/31/05 ........................................................................    (29,902,740)
             (25,280)        2.625%, 5/15/08 .......................................................................    (24,781,302)
             (38,900)        3.625%, 5/15/13 .......................................................................    (37,245,233)
              (3,750)        4.375%, 8/15/12 .......................................................................     (3,806,835)
                                                                                                                      -------------
                           TOTAL INVESTMENTS SOLD SHORT (proceeds $134,559,335) ....................................   (136,348,651)
                                                                                                                      -------------

             NOTIONAL
              AMOUNT
               (000)
            ---------
                           OUTSTANDING OPTIONS WRITTEN--(0.7)%
             $60,500       Interest Rate Swap, 3.60% over 3 month LIBOR, expires 11/01/04 ..........................       (621,090)
              77,000       Interest Rate Swap, 5.75% over 3 month LIBOR, expires 9/23/05 ...........................     (1,758,680)
              12,800       Interest Rate Swap, 6.00% over 3 month LIBOR, expires 10/25/04 ..........................       (506,240)
                 185       U.S. Treasury Notes Futures .............................................................       (367,109)
                                                                                                                      -------------
                           Total Outstanding Options Written (premium received $3,054,224) .........................     (3,253,119)
                                                                                                                      -------------
                           TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT AND OUTSTANDING OPTIONS WRITTEN--124.6%     569,811,052
                           LIABILITIES IN EXCESS OF OTHER ASSETS--(24.6)% ..........................................   (112,510,372)
                                                                                                                      -------------
                           NET ASSETS--100% ........................................................................  $ 457,300,680
                                                                                                                      =============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2003, the Trust held 3.2% of its net assets, with a current market value of $14,539,634, in securities restricted as to resale.

(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

(5)  Illiquid securities representing 0.07% of net assets.



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

-----------------------------------------------
 BLACKROCK LIMITED DURATION INCOME TRUST (BLW)
-----------------------------------------------

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           LONG-TERM INVESTMENTS--138.9%
                           CORPORATE BONDS--63.2%
                           AERO & DEFENSE--1.1%
    BB-      $ 5,000       Sequa Corp., Ser. B, 8.875%, 4/01/08 ..................................................  $   5,400,000
     B         2,500(2)    Titan Corp., 8.00%, 5/15/11 ...........................................................      2,900,000
                                                                                                                    -------------
                                                                                                                        8,300,000
                                                                                                                    -------------
                           AUTOMOTIVE--6.1%
    B2         5,000(2)    Advanced Accessory Systems LLC, 10.75%, 6/15/11 .......................................      5,350,000
    B2         2,750       Collins & Aikman Products Co., 10.75%, 12/31/11 .......................................      2,323,750
    A3         7,500       DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08 ......................................      7,287,375
                           Dura Operating Corp.,
    B+         3,000         Ser. B, 8.625%, 4/15/12 .............................................................      3,045,000
     B         1,000         Ser. D, 9.00%, 5/01/09 ..............................................................        920,000
    B-         5,000(2)    EaglePicher Inc., 9.75%, 9/01/13 ......................................................      5,300,000
    B+         5,000(2)    Group 1 Automotive Inc., 8.25%, 8/15/13 ...............................................      5,425,000
    B+         5,000(2)    Sonic Automotive Inc., 8.625%, 8/15/13 ................................................      5,287,500
    B+         5,200(2)    TRW Automotive, Inc., 9.375%, 2/15/13 .................................................      5,902,000
     B         3,000       Williams Scotsman Inc., 9.875%, 6/01/07 ...............................................      3,045,000
                                                                                                                    -------------
                                                                                                                       43,885,625
                                                                                                                    -------------
                           BASIC MATERIAL--1.5%
    BB+        5,000(2)    Ipsco Inc, 8.75%, 6/01/13 .............................................................      5,400,000
    BB-        5,000       U.S. Steel Corp., 10.75%, 8/01/08 .....................................................      5,487,500
                                                                                                                    -------------
                                                                                                                       10,887,500
                                                                                                                    -------------
                           BUILDING & DEVELOPMENT--0.4%
     B           250       Collins & Aikman Floorcovering, Ser. B, 9.75%, 2/15/10 ................................        265,000
    Ba1        3,000       D R Horton Inc., 5.875%, 7/01/13 ......................................................      2,940,000
                                                                                                                    -------------
                                                                                                                        3,205,000
                                                                                                                    -------------
                           CHEMICAL--3.1%
    A-         5,590       Dow Chemical Co., 5.97%, 1/15/09 ......................................................      5,946,754
     B         2,500(2)    Huntsman Advanced Materials LLC, 11.00%, 7/15/10 ......................................      2,725,000
     B         3,000(2)    Huntsman Intl LLC, 11.625%, 10/15/10 ..................................................      2,880,000
    BB-        5,000       Lyondell Chemical Co., 11.125%, 7/15/12 ...............................................      5,200,000
    B-         5,000(2)    Rockwood Specialties Group Inc., 10.625%, 5/15/11 .....................................      5,375,000
                                                                                                                    -------------
                                                                                                                       22,126,754
                                                                                                                    -------------
                           CONGLOMERATES--0.4%
     B         3,000       Trimas Corp., 9.875%, 6/15/12 .........................................................      2,970,000
                                                                                                                    -------------
                           CONSUMER PRODUCTS--1.8%
    B2         2,000       Chattem Inc., 8.875%, 4/01/08 .........................................................      2,055,000
    BB+        5,000       JC Penney Co. Inc., 8.00%, 3/01/10 ....................................................      5,562,500
    B+         5,000       Rite Aid Corp., 8.125%, 5/01/10 .......................................................      5,387,500
                                                                                                                    -------------
                                                                                                                       13,005,000
                                                                                                                    -------------
                           CONTAINERS & GLASS--1.3%
    B-         5,000(2)    Graphic Packaging Intl., Inc., 9.50%, 8/15/13 .........................................      5,562,500
    B+         4,000(2)    Silgan Holdings Inc., 6.75%, 11/15/13 .................................................      4,005,000
                                                                                                                    -------------
                                                                                                                        9,567,500
                                                                                                                    -------------
                           ECOLOGICAL SERVICES & EQUIPMENT--2.3%
    B+         7,000       Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09 ........................................      7,612,500
     B         2,000       Casella Waste Systems Inc., 9.75%, 2/01/13 ............................................      2,180,000
     B         6,250       National Waterworks Inc., Ser. B, 10.50%, 12/01/12 ....................................      6,968,750
                                                                                                                    -------------
                                                                                                                       16,761,250
                                                                                                                    -------------
                           ELECTRONICS--1.7%
    B1         5,243(2)    Amkor Technology Inc., 7.75%, 5/15/13 .................................................      5,557,580
    B-         2,500       Chippac Int. Ltd., Ser. B, 12.75%, 8/01/09 ............................................      2,762,500
    Ba2        3,972(2)    Flextronics Intl. Ltd., 6.50%, 5/15/13, (Singapore) ...................................      3,912,420
                                                                                                                    -------------
                                                                                                                       12,232,500
                                                                                                                    -------------


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           ENERGY--9.3%
    B+       $ 5,500(2)    AES Corp., The, 8.75%, 5/15/13 ........................................................  $   5,871,250
    BB-        5,290(2)    Chesapeake Energy Corp., 7.50%, 9/15/13 ...............................................      5,686,750
    BB         2,000       Compagnie Generale De Geophysique SA, 10.625%, 11/15/07, (France) .....................      2,120,000
     B         5,000       Dresser, Inc., 9.375%, 4/15/11 ........................................................      5,137,500
    B-         6,000       Dynegy Holdings Inc., 10.125%, 7/15/13 ................................................      6,480,000
    B+         4,000       El Paso Production Holding Co., 7.75%, 6/01/13 ........................................      3,840,000
    B+         5,000(2)    Gazprom, 9.625%, 3/01/13, (Russia) ....................................................      5,425,000
    B2         2,950       Hanover Equipment Test, Ser. B, 8.75%, 9/01/03 ........................................      3,001,625
     B         5,000(2)    Hilcorp Energy I L P, 10.50%, 9/01/10 .................................................      5,375,000
    B+         2,000       Massey Energy Corp., 6.95%, 3/01/07 ...................................................      2,010,000
    BB-        5,000       Midwest Generation LLC, Ser. A, 8.30%, 7/02/09 ........................................      4,900,000
     B         5,000       Swift Energy Co., 9.375%, 5/01/12 .....................................................      5,325,000
    Ba3        5,000       Westport Resources Corp. New, 8.25%, 11/01/11 .........................................      5,512,500
                           Williams Cos Inc.,
    B+         1,000         8.125%, 3/15/12 .....................................................................      1,075,000
    B+         5,000         8.625%, 6/01/10 .....................................................................      5,475,000
                                                                                                                    -------------
                                                                                                                       67,234,625
                                                                                                                    -------------
                           FINANCE & BANKING--8.9%
    BB         3,000(2)    Crum & Forster Holdings Corp., 10.375%, 6/15/13 .......................................      3,225,000
    A3         7,500(3)    Ford Motor Credit Co., 7.375%, 2/01/11 ................................................      7,636,162
     B         3,000(2)    Gemstone Investor Ltd., 7.71%, 10/31/04 ...............................................      2,992,500
    A3         7,500       General Motors Acceptance Corp., 6.875%, 8/28/12 ......................................      7,711,500
                           HYDI 100,
    B2        10,000(2)      6.40%, 6/20/08 ......................................................................      9,937,500
    B3         9,815(2)      9.00%, 6/20/08 ......................................................................     10,096,991
   Baa3        5,000(2)    Kazkommerts Intl BV, 10.125%, 5/08/07, (Netherlands) ..................................      5,500,000
    Ba1        2,840       Labranche & Co., Inc., 12.00%, 3/02/07 ................................................      2,911,000
    B1         4,500(2)    Sheridan Group Inc., 10.25%, 8/15/11 ..................................................      4,657,500
    B+         5,000(2)    Southern Star Central Corp., 8.50%, 8/01/10 ...........................................      5,300,000
    BB-        4,215       Western Financial Bank, 9.625%, 5/15/12 ...............................................      4,604,888
                                                                                                                    -------------
                                                                                                                       64,573,041
                                                                                                                    -------------
                           FOREST PRODUCTS--2.5%
    B+         4,000       Caraustar Industries, Inc., 9.875%, 4/01/11 ...........................................      4,160,000
    BB+        5,685       Georgia Pacific Corp., 8.875%, 2/01/10 ................................................      6,495,113
    BBB        7,500       Weyerhaeuser Co., 5.25%, 12/15/09 .....................................................      7,734,667
                                                                                                                    -------------
                                                                                                                       18,389,780
                                                                                                                    -------------
                           HEALTH CARE--4.3%
     B         4,000       Alaris Med Systems Inc., 7.25%, 7/01/11 ...............................................      4,080,000
    BB         5,000       Amerisourcebergen Corp., 8.125%, 9/01/08 ..............................................      5,412,500
    BB-        1,000(2)    Bio Rad Laboratories Inc., 7.50%, 8/15/13 .............................................      1,062,500
    B-         5,000       Concentra Operating Corp., 9.50%, 8/15/10 .............................................      5,325,000
    B-         3,500       Iasis Healthcare Corp., 8.50%, 10/15/09 ...............................................      3,666,250
    B-         3,000       Insight Health Services Corp., Ser. B, 9.875%, 11/01/11 ...............................      3,217,500
    B-         3,000(2)    Norcross Safety Products LLC, 9.875%, 8/15/11 .........................................      3,240,000
     B         4,500       United Surgical Partners Int'l., Inc., 10.00%, 12/15/11 ...............................      4,995,000
                                                                                                                    -------------
                                                                                                                       30,998,750
                                                                                                                    -------------
                           HOTELS & CASINOS--3.2%
     B         3,500       Ameristar Casinos Inc., 10.75%, 2/15/09 ...............................................      4,033,750
    B+         4,125       Boyd Gaming Corp., 7.75%, 12/15/12 ....................................................      4,320,937
     B         2,000       Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12 ....................................      2,185,000
     B         1,000       Herbst Gaming, Inc., Ser. B, 10.75%, 9/01/08 ..........................................      1,117,500
    Ba3        5,000       HMH Properties, Inc., Ser. B, 7.875%, 8/01/08 .........................................      5,162,500
    Ba2        5,425       MGM Mirage, Inc., 9.75%, 6/01/07 ......................................................      6,150,594
                                                                                                                    -------------
                                                                                                                       22,970,281
                                                                                                                    -------------
                           INDUSTRIALS--4.2%
     B-        4,000       Fasten Tech Inc., 11.50%, 5/01/11 .....................................................      4,240,000
     B         5,025       Hexcel Corp., 9.875%, 10/01/08 ........................................................      5,577,750
    BB-        5,000       Mail-Well I Corp., 9.625%, 3/15/12 ....................................................      5,587,500
    B-         5,885(2)    Transdigm Inc., 8.375%, 7/15/11 .......................................................      6,282,238
   BBB-        7,500       Tyco Intl Group SA, 6.125%, 11/01/08, (Luxembourg) ....................................      7,853,175
     B         1,000       Von Hoffman Corp., 10.25%, 3/15/09 ....................................................      1,077,500
                                                                                                                    -------------
                                                                                                                       30,618,163
                                                                                                                    -------------


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           LEISURE--0.5%
    BB+      $ 3,500       Royal Caribbean Cruises Ltd., 8.00%, 5/15/10, (Liberia) ...............................  $   3,745,000
                                                                                                                    -------------
                           MEDIA--5.4%
    B1         2,500       Alliance Atlantis Communications, Inc., 13.00%, 12/15/09, (Canada) ....................      2,884,375
    B-         3,500(2)    CBD Media Inc., 8.625%, 6/01/11 .......................................................      3,753,750
    BBB        7,500       Comcast Cable Communications I, 6.20%, 11/15/08 .......................................      8,174,467
    BB-        6,000       CSC Holdings Inc., 7.875%, 12/15/07 ...................................................      6,120,000
     B         2,000       Dex Media East LLC, Ser. B, 12.125%, 11/15/12 .........................................      2,400,000
    BB-        2,000(2)    Echostar Dbs Corp., 5.75%, 10/01/08 ...................................................      1,992,500
     B         5,000       Houghton Mifflin Company, 9.875%, 2/01/13 .............................................      5,400,000
    B-         3,250       Nextmedia Operating, Inc., 10.75%, 7/01/11 ............................................      3,672,500
    B-         4,650       Salem Communications Holding Corp., 7.75%, 12/15/10 ...................................      4,789,500
    B-           275       WRC Media Inc., 12.75%, 11/15/09 ......................................................        266,750
                                                                                                                    -------------
                                                                                                                       39,453,842
                                                                                                                    -------------
                           TECHNOLOGY--0.8%
    B+         1,600(2)    Cooperative Computing Inc., 10.50%, 6/15/11 ...........................................      1,728,000
    BB+        3,500       Unisys Corp., 6.875%, 3/15/10 .........................................................      3,710,000
                                                                                                                    -------------
                                                                                                                        5,438,000
                                                                                                                    -------------
                           TELECOMMUNICATION--3.6%
    B2         6,000(2)    ACC Escrow Corp., 10.00%, 8/01/11 .....................................................      6,540,000
   BBB+        7,500(3)    Deutsche Telekom Intl. BV, 3.875%, 7/22/08, (Netherlands) .............................      7,450,725
    B+         5,000       Nextel Communications Inc., 7.375%, 8/01/15 ...........................................      5,200,000
    Ba3        6,000(2)    Qwest Corp., 8.875%, 3/15/12 ..........................................................      6,780,000
                                                                                                                    -------------
                                                                                                                       25,970,725
                                                                                                                    -------------
                           TRANSPORTATION--0.8%
    BB+        1,650       Overseas Shipholding Group Inc., 8.75%, 12/01/13 ......................................      1,757,250
     B         3,720       RailAmerica Transportation Corp., 12.875%, 8/15/10 ....................................      4,278,000
                                                                                                                    -------------
                                                                                                                        6,035,250
                                                                                                                    -------------
                           Total Corporate Bonds .................................................................    458,368,586
                                                                                                                    -------------
                           BANK LOANS--28.5%
                           AUTOMOTIVE--1.4%
               2,988       EaglePicher Inc., Term Loan B, LIBOR + 3.50%, 8/07/09 .................................      3,024,844
               1,494       Metaldyne Co. LLC, Term Loan, LIBOR + 4.25%, 12/31/09 .................................      1,468,226
               4,000       TRW Automotive, Inc., Term Loan C1, LIBOR + 3.00%, 2/28/11 ............................      4,060,000
               1,902       Williams Scotsman, Inc., Term Loan, LIBOR + 3.00%, 12/31/08 ...........................      1,909,373
                                                                                                                    -------------
                                                                                                                       10,462,443
                                                                                                                    -------------
                           BASIC MATERIALS--0.3%
               1,948       International Steel, Term Loan B, LIBOR + 4.00%, 5/07/07 ..............................      1,941,143
                                                                                                                    -------------
                           BUILDING & DEVELOPMENT--0.3%
               1,895       Associated Materials, Inc., Term Loan, LIBOR + 1.75%, 8/20/10 .........................      1,918,421
                                                                                                                    -------------
                           BUSINESS EQUIPMENT & SERVICES--0.2%
               1,500       Buhrmann U.S., Inc., Term Loan B, LIBOR + 4.00%, 11/01/07 .............................      1,500,000
                                                                                                                    -------------
                           CHEMICAL--1.6%
                           Huntsman Intl LLC,
               1,250         Term Loan B, LIBOR + 4.00%, 6/30/08 .................................................      1,250,000
               1,250         Term Loan C, LIBOR + 4.25%, 6/30/07 .................................................      1,250,000
                 998       INEOS Group Holdings Plc, Term Loan C, LIBOR + 3.50%, 6/30/09 .........................      1,001,375
               3,000       Nalco Chemical Co., Term Loan, LIBOR + 2.50%, 11/01/10 ................................      3,000,000
               1,000       USI Holdings Corp., Term Loan B, LIBOR + 3.00%, 7/30/08 ...............................      1,005,000
               4,415       Veritas DGC, Inc., Term Loan B, LIBOR + 5.00%, 2/14/07 ................................      4,360,005
                                                                                                                    -------------
                                                                                                                       11,866,380
                                                                                                                    -------------
                           CONGLOMERATES--1.3%
                           Colfax Corp.,
               3,925         Term Loan B, LIBOR + 3.75%, 6/30/09 .................................................      3,934,812
               1,250         Term Loan C, LIBOR + 6.25%, 6/30/10 .................................................      1,251,563
               2,500       Quintiles Transnational Corp., Term Loan, LIBOR + 4.25%, 9/25/09 ......................      2,525,000
               2,000       Trimas Corp., Term Loan, LIBOR + 3.25%, 12/31/09 ......................................      2,000,000
                                                                                                                    -------------
                                                                                                                        9,711,375
                                                                                                                    -------------



                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           CONSUMER PRODUCTS--3.0%
             $   864       Dean Foods Co., Term Loan B, LIBOR + 2.00%, 8/15/08 ...................................  $     871,912
               1,746       Dole Food Co., Inc., Term Loan B, LIBOR + 2.75%, 8/30/08 ..............................      1,760,981
               2,000       Jarden Corp., Term Loan B, LIBOR + 2.75%, 4/30/08 .....................................      2,017,500
               3,000       Jostens, Inc., Term Loan B, LIBOR + 2.50%, 7/08/10 ....................................      3,011,250
               2,000       Meow Mix Co., Term Loan, LIBOR + 3.50%, 8/30/09 .......................................      2,015,000
               2,500       Olympus, Term Loan B, PRIME + 2.00%, 9/30/10 ..........................................      2,325,000
               2,963       Oriental Trading Co., Inc., Term Loan B, LIBOR + 2.75%, 6/30/09 .......................      2,992,125
               2,000       Pantry, Inc., The, Term Loan, LIBOR + 4.25%, 3/31/07 ..................................      2,020,000
               1,500       Scotts Co., The, Term Loan, LIBOR + 2.00%, 10/30/10 ...................................      1,518,750
               3,242       Tempur Pedic, Term Loan B, LIBOR + 3.50%, 8/13/09 .....................................      3,258,084
                                                                                                                    -------------
                                                                                                                       21,790,602
                                                                                                                    -------------
                           CONTAINERS & GLASS--2.6%
               6,000       Crown Cork & Seal Co., Inc., Term Loan B1, LIBOR + 3.00%, 9/30/08 .....................      6,060,000
               4,000       Graphic Packaging Intl., Inc., Term Loan B, LIBOR + 2.75%, 6/30/10 ....................      4,050,000
               8,500       Owens Brockway Glass Container, Inc., Term Loan A, LIBOR + 3.25%, 6/30/07 .............      8,521,250
                                                                                                                    -------------
                                                                                                                       18,631,250
                                                                                                                    -------------
                           ECOLOGICAL SERVICES & EQUIPMENT--0.6%
               4,000       Allied Waste NA, Inc., Term Loan C, LIBOR + 3.00%, 1/15/10 ............................      4,055,000
                                                                                                                    -------------
                           ELECTRONICS--0.5%
               3,390       Knowles Electronics, Inc., Term Loan B2, LIBOR + 5.00%, 6/29/07 .......................      3,339,215
                                                                                                                    -------------
                           ENERGY--1.6%
               1,500       AES Corp., The, Term Loan, LIBOR + 4.00%, 4/30/08 .....................................      1,500,000
               1,995       Calpine Corp., LIBOR + 5.75%, 7/15/07 .................................................      1,855,350
               7,000       Centerpoint Energy, Inc., Term Loan, LIBOR + 3.50%, 10/30/06 ..........................      7,061,250
               1,496       Massey Energy Corp., Term Loan B, LIBOR, 6/30/08 ......................................      1,496,250
                                                                                                                    -------------
                                                                                                                       11,912,850
                                                                                                                    -------------
                           FINANCE & BANKING--0.8%
                           Nextel Finance Co.,
               2,743         Term Loan B, LIBOR + 3.375%, 6/30/08 ................................................      2,749,931
               2,743         Term Loan C, LIBOR + 3.625%, 12/31/08 ...............................................      2,749,930
                                                                                                                    -------------
                                                                                                                        5,499,861
                                                                                                                    -------------
                           FOREST PRODUCTS--1.1%
                           Jefferson Smurfit Group,
               4,000         Term Loan B3, LIBOR + 2.75%, 12/31/08 ...............................................      4,020,000
               4,000         Term Loan C3, LIBOR + 3.25%, 10/31/11 ...............................................      4,020,000
                                                                                                                    -------------
                                                                                                                        8,040,000
                                                                                                                    -------------
                           FUNERAL SERVICES--0.3%
               2,394       Alderwoods Group, Inc., Term Loan B, LIBOR + 3.25%, 9/30/08 ...........................      2,426,896
                                                                                                                    -------------
                           HEALTH CARE--3.4%
               3,990       Community Health Systems, Inc., Term Loan B, LIBOR + 2.50%, 6/16/11 ...................      4,029,824
               2,993       Concentra Operating Corp., Term Loan, LIBOR + 3.75%, 8/13/09 ..........................      3,022,425
               3,000       Connecticare, Term Loan, LIBOR + 3.75%, 10/31/09 ......................................      3,026,250
               2,992       Davita, Inc., Term Loan B, LIBOR + 2.50%, 6/23/09 .....................................      3,014,358
               1,356       Fisher Scientific Intl., Inc., Term Loan B1, LIBOR + 2.25%, 2/28/10 ...................      1,371,192
               2,993       Kinetic Concepts, Inc., Term Loan B, LIBOR + 2.75%, 8/05/10 ...........................      3,022,425
               5,000       Medco Health, Term Loan, LIBOR + 2.25%, 6/30/10 .......................................      5,062,500
               2,000       Per-Se Technologies, Term Loan B, LIBOR + 4.25%, 8/30/08 ..............................      2,010,000
                                                                                                                    -------------
                                                                                                                       24,558,974
                                                                                                                    -------------
                           HOTELS & CASINOS--0.6%
                 962       Greektown Casino, LLC, Term Loan B, LIBOR + 3.75%, 9/01/04 ............................        966,062
               3,000       Marina District Finance Co., Inc., Term Loan A, LIBOR + 3.00%, 12/01/07 ...............      3,022,500
                                                                                                                    -------------
                                                                                                                        3,988,562
                                                                                                                    -------------
                           MEDIA--6.2%
               2,000       Charter, Term Loan B, LIBOR + 2.75%, 9/30/07 ..........................................      1,912,500
               2,494       Charter Communications Operating LLC, Incremental Term Loan, LIBOR + 2.75%, 9/18/08 ...      2,418,861
                           Cinram,
               6,000         Term Loan B, LIBOR + 3.75%, 10/30/09 ................................................      5,947,500
               1,500         Term Loan C, LIBOR + 5.75%, 4/30/10 .................................................      1,509,375
               3,000       Dex Media East, LLC, Term Loan A, LIBOR + 2.50%, 11/08/08 .............................      3,007,500



                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           MEDIA--(CONT'D)
                           Dex Media West, LLC,
             $ 4,868         Term Loan A, LIBOR + 2.75%, 9/01/09 .................................................  $   4,928,907
               1,655         Term Loan B, LIBOR + 2.75%, 9/10/09 .................................................      1,675,828
               4,500       DirecTV Holdings, LLC, Term Loan B1, LIBOR + 2.75%, 2/13/10 ...........................      4,533,750
               4,500       Echostar Dbs Corp., Term Loan, LIBOR + 3.75%, 1/01/04 .................................      4,629,375
               5,000       Insight Midwest Holdings LLC, Incremental Term Loan, LIBOR + 2.75%, 1/06/10 ...........      5,000,000
               3,964       Loews Cineplex Entertainment Corp., LIBOR + 3.50%, 2/29/08 ............................      3,968,490
               4,000       MCC Iowa LLC, Term Loan B, LIBOR + 2,50%, 9/30/10 .....................................      4,000,000
               1,566       Readers Digest Assoc., Inc., Term Loan B, LIBOR + 3.00%, 5/20/08 ......................      1,567,692
                                                                                                                    -------------
                                                                                                                       45,099,778
                                                                                                                    -------------
                           TELECOMMUNICATIONS--2.7%
               4,500       Crown Castle Operating Co., Term Loan B, LIBOR + 3.50%, 4/30/10 .......................      4,533,750
               1,556       Panamsat Corp., Term Loan B1, LIBOR + 2.50%, 10/29/10 .................................      1,571,307
               3,685       Pinnacle Towers, Inc., Term Loan, LIBOR + 4.50%, 10/31/05 .............................      3,685,406
               5,000       Qwest Corp., Term Loan A, LIBOR + 4.75%, 6/30/07 ......................................      5,143,750
               3,125       Western Wireless Corp., Term Loan B, LIBOR + 3.25%, 3/31/08 - 9/30/08 .................      3,103,657
               1,500       Worldspan, L.P., Term Loan, LIBOR + 3.75%, 6/30/07 ....................................      1,500,000
                                                                                                                    -------------
                                                                                                                       19,537,870
                                                                                                                    -------------
                           Total Bank Loans ......................................................................    206,280,620
                                                                                                                    -------------
                           MORTGAGE PASS-THROUGHS--33.3%
                           Federal National Mortgage Assoc.,
               8,439         4.542%, TBA .........................................................................      8,604,008
             130,000         5.00%, TBA ..........................................................................    132,031,250
              99,467         5.50%, TBA ..........................................................................    100,383,105
                                                                                                                    -------------
                           Total Mortgage Pass-Throughs ..........................................................    241,018,363
                                                                                                                    -------------
                           U.S. GOVERNMENT SECURITIES--10.7% U.S. Treasury Notes,
              60,000(3)      1.625%, 10/31/05 ....................................................................     59,746,860
              18,200(3)      4.00%, 11/15/12 .....................................................................     17,924,871
                                                                                                                    -------------
                           Total U.S. Government Securities ......................................................     77,671,731
                                                                                                                    -------------
                           FOREIGN GOVERNMENT BONDS--3.2%
    BB         5,000       Columbia Republic, 9.75%, 4/23/09 .....................................................      5,400,000
    B+         5,000       Federal Republic of Brazil, 2.188%, 10/15/03 ..........................................      4,218,750
    BB-        5,000       Peru Republic, 9.125%, 2/21/12 ........................................................      5,587,500
    B2         2,143       Republic of Venezuela, 2.313%, 12/18/03 ...............................................      1,982,090
    B+         5,000       Turkey Republic, 11.375%, 11/27/06 ....................................................      5,900,000
                                                                                                                    -------------
                           Total Foreign Government Bonds ........................................................     23,088,340
                                                                                                                    -------------
                           TOTAL LONG-TERM INVESTMENTS (cost $984,552,252) .......................................  1,006,427,640
                                                                                                                    -------------
                           SHORT-TERM INVESTMENTS--8.1%
                           MORTGAGE PASS-THROUGHS--7.5%
              54,570(4)    Federal National Mortgage Assoc., 1.07%, 11/13/03 .....................................     54,569,985
                                                                                                                    -------------
                           U.S. GOVERNMENT AND AGENCY SECURITIES--0.6%
                 800(4)    Student Loan Marketing, 0.94%, 11/03/03 ...............................................        799,958
               3,337(4)    U.S. Treasury Notes, 0.50%, 11/14/03 ..................................................      3,337,125
                                                                                                                    -------------
                           Total U.S. Government and Agency Securities ...........................................      4,137,083
                                                                                                                    -------------
                           TOTAL SHORT-TERM INVESTMENTS (cost $58,707,068) .......................................     58,707,068
                                                                                                                    -------------
                           TOTAL INVESTMENTS (cost $1,043,259,320) ...............................................  1,065,134,708
                                                                                                                    -------------
                           LIABILITIES IN EXCESS OF OTHER ASSETS--(47.0)% ........................................   (340,387,304)
                                                                                                                    -------------
                           NET ASSETS--100% ......................................................................  $ 724,747,404
                                                                                                                    =============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2003, the Trust held 24.2% of its net assets, with a current market value of $175,588,478, in securities restricted as to resale.

(3) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

--------------------------------------
 BLACKROCK STRATEGIC BOND TRUST (BHD)
--------------------------------------

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           LONG-TERM INVESTMENTS--137.3%
                           CORPORATE BONDS--134.4%
                           AERO & DEFENSE--4.6%
    B-        $2,000(2)    BE Aerospace, Inc., 9.50%, 11/01/08 ...................................................  $   1,885,000
    BBB        1,000       Lockheed Martin Corp., 8.20%, 12/01/09 ................................................      1,212,970
   BBB-          650(2)    Raytheon Co., 6.55%, 3/15/10 ..........................................................        711,733
     A         1,000(2)    United Technologies Corp., 6.35%, 3/01/11 .............................................      1,114,330
                                                                                                                    -------------
                                                                                                                        4,924,033
                                                                                                                    -------------
                           AUTOMOTIVE--12.9%
    BB+        2,000(2)    Autonation, Inc., 9.00%, 8/01/08 ......................................................      2,280,000
    B2         2,000(2)    Collins & Aikman Products Co., 10.75%, 12/31/11 .......................................      1,690,000
    A3         1,000(2)    Daimler Chrysler NA Corp., 7.30%, 1/15/12 .............................................      1,081,810
    BB         2,000       Dana Corp., 10.125%, 3/15/10 ..........................................................      2,250,000
    B3         1,000       Delco Remy Intl., Inc., 11.00%, 5/01/09 ...............................................        917,500
     B         2,000       Dura Operating Corp., Ser. D, 9.00%, 5/01/09 ..........................................      1,840,000
    B+         2,000(3)    Sonic Automotive Inc., 8.625%, 8/15/13 ................................................      2,115,000
    B+         1,000(3)    TRW Automotive, Inc., 9.375%, 2/15/13 .................................................      1,135,000
     B         2,000(2)    United Auto Group Inc., 9.625%, 3/15/12 ...............................................      2,180,000
                                                                                                                    -------------
                                                                                                                       15,489,310
                                                                                                                    -------------
                           BASIC MATERIAL--2.1%
    BB-        2,000(2)    Century Aluminum Co., 11.75%, 4/15/08 .................................................      2,200,000
                                                                                                                    -------------
                           BUILDING & DEVELOPMENT--5.1%
    BB         1,000       Beazer Homes USA, Inc., 8.625%, 5/15/11 ...............................................      1,092,500
    B-         2,000       Great Lakes Dredge & Dock Corp., 11.25%, 8/15/08 ......................................      2,110,000
    Ba1        2,000       Schuler Homes, Inc., 9.375%, 7/15/09 ..................................................      2,240,000
                                                                                                                    -------------
                                                                                                                        5,442,500
                                                                                                                    -------------
                           CHEMICAL--5.0%
    BB-        2,000       Lyondell Chemical Co., Ser. B, 9.875%, 5/01/07 ........................................      2,030,000
     B         1,796       Noveon, Inc., Ser. B, 11.00%, 2/28/11 .................................................      2,065,400
    B-         1,250       Resolution Performance Products, Inc., 13.50%, 11/15/10 ...............................      1,168,750
                                                                                                                    -------------
                                                                                                                        5,264,150
                                                                                                                    -------------
                           CONGLOMERATES--4.7%
     A           325       Honeywell Intl., Inc., 7.50%, 3/01/10 .................................................        380,243
     B         1,500       MDP Acquisitions Plc, 9.625%, 10/01/12, (Ireland) .....................................      1,665,000
    B-         2,000       Penhall Intl., Inc., 12.00%, 8/01/06 ..................................................      1,725,000
   BBB-        1,132(2)    Tyco Intl. Group SA, 6.375%, 2/15/06, (Luxembourg) ....................................      1,196,660
                                                                                                                    -------------
                                                                                                                        4,966,903
                                                                                                                    -------------
                           CONSUMER PRODUCTS--6.2%
   BBB+        1,000(2)    General Mills, Inc., 5.125%, 2/15/07 ..................................................      1,062,160
    BBB          575(2)    Kellogg Co., Ser. B, 6.00%, 4/01/06 ...................................................        619,338
    B          1,000       Levi Strauss & Co., 12.25%, 12/15/12 ..................................................        825,000
    B-           500       Pantry, Inc., The, 10.25%, 10/15/07 ...................................................        517,500
    B-         2,000(2)    Sbarro, Inc., 11.00%, 9/15/09 .........................................................      1,730,000
                                                                                                                    -------------
                                                                                                                        4,753,998
                                                                                                                    -------------
                           CONTAINERS & GLASS--2.9%
     B         1,000       Crown European Holdings SA, 10.875%, 3/01/13, (United Kingdom) ........................      1,140,000
    B+         1,800       Plastipak Holdings, Inc., 10.75%, 9/01/11 .............................................      1,980,000
                                                                                                                    -------------
                                                                                                                        3,120,000
                                                                                                                    -------------
                           ECOLOGICAL SERVICES & EQUIPMENT--3.6%
    B+         2,000       Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09 ........................................      2,175,000
     B         1,500       Casella Waste Systems Inc., 9.75%, 2/01/13 ............................................      1,635,000
                                                                                                                    -------------
                                                                                                                        3,810,000
                                                                                                                    -------------


                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           ENERGY--21.0%
   BBB+      $ 1,000(2)    Anadarko Petroleum Corp., 5.375%, 3/01/07 .............................................  $   1,068,590
   CCC+        2,000       Calpine Corp., 10.50%, 5/15/06 ........................................................      1,830,000
    BB         2,000(2)    Compagnie Generale De Geophysique SA, 10.625%, 11/15/07, (France) .....................      2,120,000
    A-         1,000(2)    ConocoPhillips Holding Co., 6.95%, 4/15/29 ............................................      1,121,420
     B         2,000(2)    Dresser, Inc., 9.375%, 4/15/11 ........................................................      2,055,000
    BBB          250(2)    DTE Energy Co., 7.05%, 6/01/11 ........................................................        282,830
    B-         1,500(3)    Dynegy Holdings Inc., 10.125%, 7/15/13 ................................................      1,620,000
                           El Paso Corp.,
     B           165         7.75%, 1/15/32 ......................................................................        124,163
     B            85         7.80%, 8/01/31 ......................................................................         63,750
    BB-        1,000       El Paso Natural Gas Co., Ser. B, 8.50%, 6/01/11 .......................................      1,090,000
    B+         1,750(3)    El Paso Production Holding Co., 7.75%, 6/01/13 ........................................      1,680,000
   BBB+          105       Exelon Corp., 6.75%, 5/01/11 ..........................................................        116,370
   Baa2          325(2)    FirstEnergy Corp., Ser. C, 7.375%, 11/15/31 ...........................................        347,187
    B+         2,000       Hanover Equipment Test, Ser. A, 8.50%, 9/01/08 ........................................      2,035,000
    BB-        1,000       Leviathan Gas Pipeline Partners LP, Ser. B, 10.375%, 6/01/09 ..........................      1,085,000
   BBB+          250       Occidental Petroleum Corp., 6.75%, 1/15/12 ............................................        281,988
   Baa2        1,000(2)    Progress Energy, Inc., 6.75%, 3/01/06 .................................................      1,085,150
     B         2,000       Swift Energy Co., 10.25%, 8/01/09 .....................................................      2,140,000
    BB-        2,000       Western Gas Resources, Inc., 10.00%, 6/15/09 ..........................................      2,135,000
                                                                                                                    -------------
                                                                                                                       22,281,448
                                                                                                                    -------------
                           FINANCE & BANKING--16.4%
    A+           500(2)    Allstate Corp., 7.875%, 5/01/05 .......................................................        544,075
    Aa3        1,000(2)    Bank One Corp., 6.50%, 2/01/06 ........................................................      1,082,920
    Aa3          650(2,3)  Barclays Bank PLC, 8.55%, 9/29/49, (United Kingdom) ...................................        797,314
    A1           325(2)    Bear Stearns Co., Inc., 6.50%, 5/01/06 ................................................        353,733
    B1         2,000       Bluewater Finance Ltd., 10.25%, 2/15/12, (United Kingdom) .............................      2,020,000
    Aa1        3,000(2)    Citigroup, Inc., 5.75%, 5/10/06 .......................................................      3,228,690
    BB           500(3)    Crum & Forster Holdings Corp., 10.375%, 6/15/13 .......................................        537,500
                           Ford Motor Credit Co.,
    A3           750(2)      5.80%, 1/12/09 ......................................................................        734,887
    A3         2,000(2)      6.875%, 2/01/06 .....................................................................      2,090,880
                           General Motors Acceptance Corp.,
    A3           250(2)      6.75%, 1/15/06 ......................................................................        266,850
    A3           900(2)      6.875%, 9/15/11 .....................................................................        929,430
    A3           300(2)      8.00%, 11/01/31 .....................................................................        310,560
    AAA          850(2)    KFW Intl. Finance, Inc., 5.25%, 6/28/06 ...............................................        910,435
    Ba1        1,000       Labranche & Co., Inc., 12.00%, 3/02/07 ................................................      1,025,000
    A1         1,000(2)    Lehman Brothers Holdings, Inc., 6.25%, 5/15/06 ........................................      1,088,020
     A           325(2)    Metlife, Inc., 6.125%, 12/01/11 .......................................................        352,424
   Baa1        1,000       Sears Roebuck Acceptance Corp., 6.75%, 8/15/11 ........................................      1,121,100
                                                                                                                    -------------
                                                                                                                       17,393,818
                                                                                                                    -------------
                           FOREST PRODUCTS--3.0%
    B+         2,000       Caraustar Industries, Inc., 9.875%, 4/01/11 ...........................................      2,080,000
    BBB        1,000       Weyerhaeuser Co., 6.125%, 3/15/07 .....................................................      1,082,700
                                                                                                                    -------------
                                                                                                                        3,162,700
                                                                                                                    -------------
                           HEALTH CARE--7.3%
     D         2,000(4)    HealthSouth Corp., 6.875%, 6/15/05 ....................................................      1,810,000
    B-         2,000       Insight Health Services Corp., Ser. B, 9.875%, 11/01/11 ...............................      2,145,000
    B+         2,000       Matria Healthcare, Inc., Ser. B, 11.00%, 5/01/08 ......................................      2,140,000
     B         1,500       United Surgical Partners Int'l., Inc., 10.00%, 12/15/11 ...............................      1,665,000
                                                                                                                    -------------
                                                                                                                        7,760,000
                                                                                                                    -------------
                           HOTELS & CASINO--3.0%
    Ba2        2,000       Park Place Entertainment Corp., 7.875%, 3/15/10 .......................................      2,160,000
     B         1,000       Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09 ...................................      1,030,000
                                                                                                                    -------------
                                                                                                                        3,190,000
                                                                                                                    -------------
                           INDUSTRIAL EQUIPMENT--4.1%
    BB-        2,000       Mail-Well I Corp., 9.625%, 3/15/12 ....................................................      2,235,000
    B+         2,000(2)    United Rentals, Inc., Ser. B, 9.25%, 1/15/09 ..........................................      2,100,000
                                                                                                                    -------------
                                                                                                                        4,335,000
                                                                                                                    -------------
                           LEISURE--1.6%
     BB+       1,500       Royal Caribbean Cruises Ltd., 8.75%, 2/02/11, (Liberia) ...............................      1,680,000
                                                                                                                    -------------



                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
                           MEDIA--13.5%
    NR       $ 2,000(2,4)  Adelphia Communications Corp., Ser. B, 10.50%, 7/15/04 ................................  $   1,640,000
    B1         1,500(2)    Alliance Atlantis Communications, Inc., 13.00%, 12/15/09, (Canada) ....................      1,730,625
   BBB+        1,000(2)    AOL Time Warner, Inc., 7.70%, 5/01/32 .................................................      1,131,730
    Ca         2,000       Charter Communications Holdings LLC, 11.125%, 1/15/11 .................................      1,700,000
    BBB        1,000       Comcast Cable Communications, Inc., 6.875%, 6/15/09 ...................................      1,118,341
    BB-        2,000       EchoStar DBS Corp., 10.375%, 10/01/07 .................................................      2,200,000
    B-         2,000       Nextmedia Operating, Inc., 10.75%, 7/01/11 ............................................      2,260,000
    A-         1,000(2)    Viacom, Inc., 6.625%, 5/15/11 .........................................................      1,122,290
    B-         1,500       WRC Media Inc., 12.75%, 11/15/09 ......................................................      1,455,000
                                                                                                                    -------------
                                                                                                                       14,357,986
                                                                                                                    -------------
                           REAL ESTATE--2.6%
   BBB+          500(2)    ERP Operating LP, 6.95%, 3/02/11 ......................................................        557,565
                           Felcore Lodging LP,
    B1         1,000         9.00%, 6/01/11 ......................................................................      1,090,000
    B1         1,000         10.00%, 9/15/08 .....................................................................      1,085,000
                                                                                                                    -------------
                                                                                                                        2,732,565
                                                                                                                    -------------
                           TECHNOLOGY--2.1%
    BB+        2,000       Unisys Corp., 8.125%, 6/01/06 .........................................................      2,195,000
                                                                                                                    -------------
                           TELECOMMUNICATION--9.6%
    B2         1,750(3)    ACC Escrow Corp., 10.00%, 8/01/11 .....................................................      1,907,500
    BBB          900(2)    AT&T Corp., 7.25%, 11/15/06 ...........................................................        999,972
    B3         1,000       Crown Castle Int'l. Corp., 10.75%, 8/01/11 ............................................      1,122,500
    Ba3        2,000       PanAmSat Corp., 8.50%, 2/01/12 ........................................................      2,145,000
   CCC+          450       Qwest Capital Funding, Inc., 5.875%, 8/03/04 ..........................................        447,750
    Aa3        2,000(2)    Verizon New England, Inc., 6.50%, 9/15/11 .............................................      2,179,500
     A         1,000(2)    Vodafone Group PLC, 7.75%, 2/15/10, (United Kingdom) ..................................      1,177,710
                           Worldcom, Inc.,
     D           400(3,5)    7.375%, 1/15/06 .....................................................................        149,000
     D           200(5)      8.00%, 5/15/06 ......................................................................         74,500
                                                                                                                    -------------
                                                                                                                       10,203,432
                                                                                                                    -------------
                           TRANSPORTATION--3.1%
   BBB+          500(2)    Canadian National Railway Co., 6.90%, 7/15/28, (Canada) ...............................        552,565
   Baa1          400       Norfolk Southern Corp., 7.05%, 5/01/37 ................................................        440,336
     B         2,000       Railamerica Transportation Corp., 12.875%, 8/15/10 ....................................      2,300,000
                                                                                                                    -------------
                                                                                                                        3,292,901
                                                                                                                    -------------
                           Total Corporate Bonds .................................................................    142,555,744
                                                                                                                    -------------
                           U.S. GOVERNMENT SECURITIES--0.9%
               1,000       U.S. Treasury Notes, 4.25%, 8/15/13 ...................................................        996,094
                                                                                                                    -------------
                           FOREIGN GOVERNMENT BONDS--1.1%
   Baa2        1,000       United Mexican States, 8.125%, 12/30/19 ...............................................      1,104,000
                                                                                                                    -------------
                           SUPRANATIONAL--0.9%
    AAA          850(2)    European Investment Bank, 4.875%, 9/06/06 .............................................        904,239
                                                                                                                    -------------
                           TOTAL LONG-TERM INVESTMENTS--137.3% (cost $139,987,252) ...............................    145,560,077
                                                                                                                    -------------

                           SHORT-TERM INVESTMENTS--0.7%
                           U.S. GOVERNMENT AGENCY SECURITIES--0.7%
                 800(4)    Student Loan Marketing, 0.94%, 11/03/03, (cost $799,958) ..............................        799,958
                                                                                                                    -------------
                           TOTAL INVESTMENTS--138.0% (cost $140,787,210) .........................................    146,360,035
                                                                                                                    -------------
                           LIABILITIES IN EXCESS OF OTHER ASSETS--(38.0)% ........................................    (40,315,064)
                                                                                                                    -------------
                           NET ASSETS--100% ......................................................................   $106,044,971
                                                                                                                    =============

----------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2003, the Trust held 9.4% of its net assets, with a current market value of $9,941,314, in securities restricted as to resale.

(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

(5)  Issuer is technically in default.


                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                             BROAD INVESTMENT
                                                                GRADE 2009            CORE
                                                              TERM TRUST(1)        BOND TRUST
                                                                   (BCT)              (BHK)
                                                             ----------------    -------------
ASSETS
Investments at value(2) .................................     $  65,645,702      $ 544,064,718
Cash ....................................................            88,952                 --
Foreign currency at value ...............................                --                246
Receivable for investments sold .........................         1,144,618         45,179,866
Variation margin receivable .............................            56,563                 --
Receivable for open forward foreign currency contacts ...                --             67,187
Interest receivable .....................................           778,406          8,152,134
Unrealized appreciation on interest rate swaps ..........                --                 --
Other assets ............................................            14,358             49,777
                                                              -------------      -------------
                                                                 67,728,599        597,513,928
                                                              -------------      -------------

LIABILITIES
Reverse repurchase agreement ............................        19,952,625         91,668,469
Payable to custodian ....................................                --            460,397
Payable for investments purchased .......................                --        102,452,396
Variation margin payable ................................                --             66,844
Loan payable ............................................                --                 --
Investments sold short at value(3) ......................                --          1,459,680
Outstanding options written at value(4) .................                --          2,153,452
Interest payable ........................................            13,421            180,841
Unrealized depreciation on interest rate swaps ..........                --            188,307
Interest rate floors at value(3) ........................                --                 --
Payable for closed forward foreign currency contacts, net                --             64,413
Investment advisory fee payable .........................            22,397            211,451
Administration fee payable ..............................             6,108                 --
Deferred Directors/Trustees fees ........................            11,180             26,212
Other accrued expenses ..................................           341,596             41,756
                                                              -------------      -------------
                                                                 20,347,327        198,974,218
                                                              -------------      -------------
NET ASSETS ..............................................     $  47,381,272      $ 398,539,710
                                                              =============      =============
Composition of Net Assets:
Par value ...............................................     $      29,571      $      27,019
Paid-in capital in excess of par ........................        39,184,069        386,195,639
Cost of shares held in treasury(5) ......................                --                 --
Undistributed net investment income .....................         8,349,474                 --
Accumulated net realized gain (loss) ....................        (1,501,431)           350,131
Net unrealized appreciation (depreciation) ..............         1,319,589         11,966,921
                                                              -------------      -------------
Net assets, October 31, 2003 ............................     $  47,381,272      $ 398,539,710
                                                              =============      =============
Net Asset Value Per Common Share(6) .....................            $16.02             $14.75
                                                                     ======             ======

(1)Consolidated Statement of Assets and Liabilities
(2)Investments at cost ..................................     $  64,624,207      $ 532,154,754
(3)Proceeds received ....................................                --          1,458,281
(4)Premium received .....................................                --          2,069,401
(5)Shares held in treasury ..............................                --                 --
(6)Common shares outstanding ............................         2,957,093         27,018,774






                       See Notes to Financial Statements.

                        INCOME                                  LIMITED
     HIGH             OPPORTUNITY           INCOME             DURATION           STRATEGIC
  YIELD TRUST            TRUST               TRUST           INCOME TRUST        BOND TRUST
     (BHY)               (BNA)               (BKT)               (BLW)              (BHD)
--------------      --------------      --------------      --------------     --------------

$   61,457,946      $  558,812,045      $  709,412,822      $1,065,134,708     $  146,360,035
       107,680                  --           1,080,121             222,505             84,692
            --                  --                  --                  --                 --
       403,691           2,736,337           6,542,352          11,634,999          2,159,542
            --             388,797             159,375                  --                 --
            --                  --                  --                  --                 --
     1,860,522           7,882,677           5,088,448          13,895,130          3,534,350
            --           2,654,095             931,496                  --                 --
        57,487             108,428             127,287              41,048             12,005
--------------      --------------      --------------      --------------     --------------
    63,887,326         572,582,379         723,341,901       1,090,928,390        152,150,624
--------------      --------------      --------------      --------------     --------------


            --         103,378,025         121,766,813         118,993,475         45,871,594
            --             406,757                  --                  --                 --
            --                  --           1,253,807         246,555,554                 --
            --                  --                  --                  --                 --
    19,250,000                  --                  --                  --                 --
            --          53,740,347         136,348,651                  --                 --
            --           2,582,630           3,253,119                  --                 --
        26,742             995,054           1,953,179              29,155             24,619
            --                  --                  --                  --                 --
            --                  --             827,945                  --                 --
            --                  --                  --                  --                 --
        38,029             209,153             252,993             475,379             71,223
         1,531              68,348             102,077                  --                 --

        16,828              84,172             101,517               1,500              5,138
       116,142             137,129             171,778             125,923            133,079
--------------      --------------      --------------      --------------     --------------
    19,449,272         161,601,615         266,031,879         366,180,986         46,105,653
--------------      --------------      --------------      --------------     --------------
$   44,438,054      $  410,980,764      $  457,310,022      $  724,747,404     $  106,044,971
==============      ==============      ==============      ==============     ==============

$        6,382      $      344,497      $      633,632      $       36,706     $        7,034
    93,565,135         406,532,068         553,795,068         699,580,295        100,247,645
            --         (17,377,850)                 --                  --                 --
            --           5,785,104          10,115,860           2,864,550          1,711,227
   (35,131,326)         (2,798,701)        (98,385,297)            390,465         (1,493,760)
   (14,002,137)         18,495,646          (8,849,241)         21,875,388          5,572,825
--------------      --------------      --------------      --------------     --------------
$   44,438,054      $  410,980,764      $  457,310,022      $  724,747,404     $  106,044,971
==============      ==============      ==============      ==============     ==============

         $6.96              $11.93               $7.21              $19.74             $15.07
         =====              ======               =====              ======             ======


$   75,460,083      $  542,949,432      $  717,432,138      $1,043,259,320     $  140,787,210
            --          53,049,018         134,559,335                  --                 --
            --           2,432,578           3,054,224                  --                 --
            --           1,757,400                  --                  --                 --
     6,381,648          34,449,693          63,389,691          36,706,021          7,035,621

STATEMENTS OF OPERATIONS
FOR THE PERIOD(1) ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                                         BROAD INVESTMENT
                                                                            GRADE 2009           CORE
                                                                           TERM TRUST(2)      BOND TRUST
                                                                               (BCT)            (BHK)
                                                                         ----------------    ------------
NET INVESTMENT INCOME
Interest Income ......................................................     $  4,972,268      $ 26,586,539
                                                                           ------------      ------------

EXPENSES
  Investment advisory ................................................          274,354         2,985,893
  Administration .....................................................           74,824                --
  Transfer agent .....................................................           12,204            16,284
  Custodian ..........................................................           66,960           140,774
  Reports to shareholders ............................................           46,680            86,628
  Directors/Trustees .................................................           14,355            52,798
  Registration .......................................................            2,369            31,500
  Independent accountants ............................................           49,011            45,700
  Legal ..............................................................           22,931            38,069
  Insurance ..........................................................            3,489            47,361
  Organization .......................................................               --                --
  Miscellaneous ......................................................           19,010            56,290
                                                                           ------------      ------------
    Total expenses excluding interest expense and excise tax .........          586,187         3,501,297
      Interest Expense ...............................................          235,225           709,198
      Excise Tax .....................................................          390,244                --
                                                                           ------------      ------------
    Total expenses ...................................................        1,211,656         4,210,495
      Less fees waived by Advisor ....................................               --                --
      Less fees paid directly ........................................               --            (4,561)
                                                                           ------------      ------------
    Net expenses .....................................................        1,211,656         4,205,934
                                                                           ------------      ------------
Net investment income ................................................        3,760,612        22,380,605
                                                                           ------------      ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
    Investments ......................................................       (2,442,600)        5,740,077
    Foreign currency .................................................               --         4,030,682
    Futures ..........................................................         (516,247)          371,443
    Interest rate caps ...............................................               --                --
    Interest rate swaps ..............................................               --           495,924
    Options written ..................................................               --          (529,193)
    Short sales ......................................................               --                --
                                                                           ------------      ------------
                                                                             (2,958,847)       10,108,933
                                                                           ------------      ------------

Net change in unrealized appreciation/depreciation on:
    Investments ......................................................       (1,384,674)       10,091,362
    Foreign currency .................................................               --           119,806
    Futures ..........................................................          225,201           824,878
    Interest rate caps ...............................................               --                --
    Interest rate floors .............................................               --                --
    Interest rate swaps ..............................................               --          (188,307)
    Options written ..................................................               --            50,529
    Short sales ......................................................               --            (1,399)
                                                                           ------------      ------------
                                                                             (1,159,473)       10,896,869
                                                                           ------------      ------------
Net gain (loss) ......................................................       (4,118,320)       21,005,802
                                                                           ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......     $   (357,708)     $ 43,386,407
                                                                           ============      ============


----------
(1) Commencement of investment operations for Limited Duration was July 30, 2003. The other Trusts' statements are for a full year.

(2)  Consolidated Statement of Operations.



                       See Notes to Financial Statements.

                     INCOME                              LIMITED
    HIGH           OPPORTUNITY         INCOME           DURATION          STRATEGIC
 YIELD TRUST          TRUST             TRUST         INCOME TRUST       BOND TRUST
    (BHY)             (BNA)             (BKT)             (BLW)             (BHD)
------------      ------------      ------------      ------------      ------------

$  8,033,894      $ 34,238,249      $ 45,060,425      $ 13,462,605      $ 12,835,456
------------      ------------      ------------      ------------      ------------


     636,202         2,481,258         3,072,754         1,154,773         1,084,562
      60,591           413,543           898,600                --                --
      21,364            32,000            91,811             4,557            15,810
      31,392           199,285           184,754            51,336            46,011
      56,513           108,217           125,000            50,000            27,435
      12,000            57,620            74,706            20,367            13,221
      22,500            31,500            48,074            11,067            22,499
      31,976           119,586           112,141            30,000            39,930
      24,083            67,546            49,000            17,856            13,316
       1,830            44,553            29,901            20,086             7,556
          --                --                --            15,000                --
      20,188           111,042           155,803            10,136            18,969
------------      ------------      ------------      ------------      ------------
     918,639         3,666,150         4,842,544         1,385,178         1,289,309
     350,855         1,664,516         1,584,933            51,372           694,780
          --                --                --                --                --
------------      ------------      ------------      ------------      ------------
   1,269,494         5,330,666         6,427,477         1,436,550         1,984,089
          --                --                --                --          (289,217)
      (1,864)           (5,057)           (8,158)               --            (6,589)
------------      ------------      ------------      ------------      ------------
   1,267,630         5,325,609         6,419,319         1,436,550         1,688,283
------------      ------------      ------------      ------------      ------------
   6,766,264        28,912,640        38,641,106        12,026,055        11,147,173
------------      ------------      ------------      ------------      ------------


  (4,771,417)       (3,393,714)       (4,527,133)          594,555        (1,177,052)
          --          (198,307)               --                --                --
          --          (217,858)      (13,602,696)         (204,090)               --
          --                --            (2,318)               --                --
          --         1,491,314        (4,162,695)               --                --
          --          (861,522)         (615,153)               --                --
          --                --           889,290                --                --
------------      ------------      ------------      ------------      ------------
  (4,771,417)       (3,180,087)      (22,020,705)          390,465        (1,177,052)
------------      ------------      ------------      ------------      ------------


  10,326,575        12,430,608       (19,541,288)       21,875,388        17,670,059
          --           168,091                --                --                --
          --         1,032,645            75,909                --                --
          --                --           356,506                --                --
          --                --         1,000,886                --                --
          --           537,812         8,956,825                --                --
          --           (40,795)          201,718                --                --
          --           (92,090)       (1,789,316)               --                --
------------      ------------      ------------      ------------      ------------
  10,326,575        14,036,271       (10,738,760)       21,875,388        17,670,059
------------      ------------      ------------      ------------      ------------
   5,555,158        10,856,184       (32,759,465)       22,265,853        16,493,007
------------      ------------      ------------      ------------      ------------
$ 12,321,422      $ 39,768,824      $  5,881,641      $ 34,291,908      $ 27,640,180
============      ============      ============      ============      ============

STATEMENTS OF CASH FLOWS
FOR THE PERIOD(1) ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                                          BROAD INVESTMENT
RECONCILIATION OF NET INCREASE (DECREASE)                                    GRADE 2009           CORE
   IN NET ASSETS RESULTING FROM OPERATIONS TO                               TERM TRUST(2)      BOND TRUST
   NET CASH FLOWS PROVIDED BY (USED FOR)                                        (BCT)            (BHK)
   OPERATING ACTIVITIES                                                   ---------------    -------------
Net increase (decrease) in net assets resulting from operations ......     $   (357,708)     $ 43,386,407
                                                                           ------------      ------------
Decrease (increase) in investments ...................................        4,562,308        45,448,469
Net realized loss (gain) .............................................        2,958,847       (10,108,933)
Decrease (increase) in unrealized appreciation (depreciation) ........        1,159,473       (10,896,869)
Decrease in interest rate caps .......................................               --                --
Increase in interest rate swaps ......................................               --                --
Decrease (increase) in receivable for investments sold ...............       (1,144,618)      (13,872,329)
Increase in receivable for forward foreign currency contacts .........               --           (67,187)
Decrease (increase) in variation margin receivable ...................          (33,001)          410,275
Decrease in collateral deposited with brokers ........................               --                --
Decrease (increase) in interest receivable ...........................         (118,760)         (268,707)
Increase in other assets .............................................           (5,195)          (37,268)
Increase (decrease) in payable for investments purchased .............               --       (82,058,415)
Decrease in payable for forward foreign currency contacts ............               --          (112,134)
Increase in payable for forward foreign currency contacts, net .......               --            47,287
Increase in variation margin payable .................................               --            66,844
Increase (decrease) in interest payable ..............................           (3,902)          180,693
Increase in outstanding options written ..............................               --         1,819,233
Increase (decrease) in investments sold short ........................               --         1,459,680
Increase in interest rate floor ......................................               --                --
Increase (decrease) in interest rate swaps ...........................               --           188,307
Increase (decrease) in investment advisory fee payable ...............           (1,632)           (9,350)
Increase (decrease) in administration fee payable ....................             (445)               --
Increase in deferred Directors/Trustees fees .........................            3,503            17,116
Increase (decrease) in accrued expenses ..............................          215,573           (69,786)
                                                                           ------------      ------------
  Total adjustments ..................................................        7,592,151       (67,863,074)
                                                                           ------------      ------------
Net cash flows provided by (used for) operating activities ...........     $  7,234,443      $(24,476,667)
                                                                           ============      ============

INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCY
Net cash flows provided by (used for) operating activities ...........     $  7,234,443      $(24,476,667)
                                                                           ------------      ------------
Cash flows provided by (used for) financing activities:
  Capital contributions ..............................................               --                --
  Increase (decrease) in reverse repurchase agreements ...............       (3,716,562)       56,265,969
  Cash dividends paid ................................................       (3,504,653)      (32,084,759)
                                                                           ------------      ------------
Net cash flows provided by (used for) financing activities ...........       (7,221,215)       24,181,210
                                                                           ------------      ------------
  Net increase (decrease) in cash ....................................           13,228          (295,457)
  Cash and foreign currency at beginning of period ...................           75,724          (164,694)
                                                                           ------------      ------------
  Cash and foreign currency at end of period .........................     $     88,952      $   (460,151)
                                                                           ============      ============

----------
(1) Commencement of investment operations for Limited Duration was July 30, 2003. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts' statements are for a full year.

(2)  Consolidated Statement of Cash Flows.


                       See Notes to Financial Statements.

                           INCOME                                   LIMITED
     HIGH               OPPORTUNITY            INCOME              DURATION            STRATEGIC
  YIELD TRUST              TRUST               TRUST             INCOME TRUST         BOND TRUST
     (BHY)                 (BNA)               (BKT)                 (BLW)               (BHD)
---------------      ---------------      ---------------      ---------------      ---------------
$    12,321,422      $    39,768,824      $     5,881,641      $    34,291,908      $    27,640,180
---------------      ---------------      ---------------      ---------------      ---------------
        373,218           10,781,983          (53,973,836)      (1,042,868,855)            (468,135)
      4,771,417            3,180,087           22,020,705             (390,465)           1,177,052
    (10,326,575)         (14,036,271)          10,738,760          (21,875,388)         (17,670,059)
             --                   --                   20                   --                   --
             --             (537,811)            (931,496)                  --                   --
       (403,691)          99,155,268           13,138,945          (11,634,999)          (2,159,542)
             --                   --                   --                   --                   --
             --              300,045              136,839                   --                   --
             --                   --           17,234,375                   --                   --
        451,489           (2,087,451)           1,734,013          (13,895,130)             150,919
         (5,218)             (14,977)             (46,991)             (41,048)              (9,548)
             --         (101,568,077)            (206,805)         246,555,554                   --
             --                   --                   --                   --                   --
             --                   --                   --                   --                   --
             --                   --                   --                   --                   --
        (13,822)             715,163             (333,672)              29,155              (10,933)
             --            2,348,912            2,396,153                   --                   --
             --          (19,811,393)         136,348,651                   --                   --
     (1,358,636)                  --                   --
             --                   --           (8,025,329)                  --                   --
        (15,925)               2,968              (26,841)             475,379                7,989
         (3,607)              33,984               21,963                   --                   --
          4,236               22,977               27,842                1,500                3,387
         52,880             (158,754)             (81,575)             125,923              (28,020)
---------------      ---------------      ---------------      ---------------      ---------------
     (4,115,598)         (21,673,347)         138,813,085         (843,518,374)         (19,006,890)
---------------      ---------------      ---------------      ---------------      ---------------
$     7,205,824      $    18,095,477      $   144,694,726      $  (809,226,466)     $     8,633,290
===============      ===============      ===============      ===============      ===============


$     7,205,824      $    18,095,477      $   144,694,726      $  (809,226,466)     $     8,633,290
---------------      ---------------      ---------------      ---------------      ---------------

             --                   --                   --          699,632,001                   --
             --           17,674,238          (84,025,451)         118,993,475            1,648,219
     (6,836,072)         (36,267,803)         (59,956,759)          (9,176,505)         (10,189,515)
---------------      ---------------      ---------------      ---------------      ---------------
     (6,836,072)         (18,593,565)        (143,982,210)         809,448,971           (8,541,296)
---------------      ---------------      ---------------      ---------------      ---------------
        369,752             (498,088)             712,516              222,505               91,994
       (262,072)              91,331              367,605                   --               (7,302)
---------------      ---------------      ---------------      ---------------      ---------------
$       107,680      $      (406,757)     $     1,080,121      $       222,505      $        84,692
===============      ===============      ===============      ===============      ===============

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED OCTOBER 31, 2003 AND FOR THE PERIOD(1) ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                                BROAD INVESTMENT GRADE
                                                                  2009 TERM TRUST(2)                 CORE BOND TRUST
                                                                        (BCT)                             (BHK)
                                                           ------------------------------    ------------------------------
                                                                2003             2002             2003             2002
                                                           -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income ................................   $   3,760,612    $   5,953,008    $  22,380,605    $  26,838,280
  Net realized gain (loss) .............................      (2,958,847)       2,180,535       10,108,933           78,567
  Net change in unrealized appreciation/depreciation ...      (1,159,473)      (2,064,590)      10,896,869        1,070,052
                                                           -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
  from operations ......................................        (357,708)       6,068,953       43,386,407       27,986,899
                                                           -------------    -------------    -------------    -------------

DIVIDENDS AND DISTRIBUTIONS:
  From net investment income ...........................      (3,504,653)      (2,291,473)     (27,108,407)     (26,838,280)
  From net realized gains ..............................              --               --       (4,976,352)              --
  Tax return of capital distributions ..................              --               --               --               --
  In excess of net investment income ...................              --               --               --         (179,545)
                                                           -------------    -------------    -------------    -------------
    Total dividends and distributions ..................      (3,504,653)      (2,291,473)     (32,084,759)     (27,017,825)
                                                           -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from the issuance of common shares ......              --               --               --      357,484,731
  Net proceeds from the underwriters'
    overallotment option exercised .....................              --               --               --       28,650,000
  Reinvestment of dividends ............................              --               --               --          134,257
  Cost of Trust shares reacquired ......................              --               --               --               --
                                                           -------------    -------------    -------------    -------------
    Net proceeds from capital share transactions .......              --               --               --      386,268,988
                                                           -------------    -------------    -------------    -------------
      Total increase (decrease) ........................      (3,862,361)       3,777,480       11,301,648      387,238,062
                                                           -------------    -------------    -------------    -------------

Net Assets
Beginning of period ....................................      51,243,633       47,466,153      387,238,062               --
                                                           -------------    -------------    -------------    -------------
End of period ..........................................   $  47,381,272    $  51,243,633    $ 398,539,710    $ 387,238,062
                                                           =============    =============    =============    =============
End of period undistributed net investment income ......   $   8,349,474    $   7,480,911    $          --    $    (144,545)

----------
(1) Commencement of investment operations for Core Bond was November 30, 2001. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts' statements are for a full year.

(2)  Consolidated Statement of Changes in Net Assets.


                       See Notes to Financial Statements.

       HIGH YIELD TRUST                 INCOME OPPORTUNITY TRUST                  INCOME TRUST
             (BHY)                                (BNA)                               (BKT)
-------------------------------     -------------------------------     -------------------------------
     2003               2002             2003              2002              2003              2002
-------------     -------------     -------------     -------------     -------------     -------------



$   6,766,264     $   7,613,863     $  28,912,640     $  39,603,548     $  38,641,106     $  62,183,766
   (4,771,417)       (8,468,860)       (3,180,087)       (6,747,774)      (22,020,705)       28,398,002
   10,326,575         2,224,397        14,036,271         5,135,503       (10,738,760)      (50,286,165)
-------------     -------------     -------------     -------------     -------------     -------------

   12,321,422         1,369,400        39,768,824        37,991,277         5,881,641        40,295,603
-------------     -------------     -------------     -------------     -------------     -------------


   (7,116,448)       (7,613,863)      (27,903,349)      (25,885,698)      (63,862,381)      (35,876,922)
           --                --        (8,364,454)               --                --                --
           --          (584,069)               --                --                --                --
           --                --                --                --                --                --
-------------     -------------     -------------     -------------     -------------     -------------
   (7,116,448)       (8,197,932)      (36,267,803)      (25,885,698)      (63,862,381)      (35,876,922)
-------------     -------------     -------------     -------------     -------------     -------------


           --                --                --                --                --                --

           --                --                --                --                --                --
      280,376           261,647                --                --         3,905,622           202,011
           --                --                --        (2,381,796)               --                --
-------------     -------------     -------------     -------------     -------------     -------------
      280,376           261,647                --        (2,381,796)        3,905,622           202,011
-------------     -------------     -------------     -------------     -------------     -------------
    5,485,350        (6,566,885)        3,501,021         9,723,783       (54,075,118)        4,620,692
-------------     -------------     -------------     -------------     -------------     -------------


   38,952,704        45,519,589       407,479,743       397,755,960       511,385,140       506,764,448
-------------     -------------     -------------     -------------     -------------     -------------
$  44,438,054     $  38,952,704     $ 410,980,764     $ 407,479,743     $ 457,310,022     $ 511,385,140
=============     =============     =============     =============     =============     =============
$          --     $          --     $   5,785,104     $   4,974,125     $  10,115,860     $  35,337,135

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD(1) ENDED OCTOBER 31, 2003 AND FOR THE PERIOD(2) ENDED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                                LIMITED
                                                            DURATION INCOME            STRATEGIC BOND TRUST
                                                              TRUST (BLW)                      (BHD)
                                                            ---------------     --------------------------------
                                                                 2003                2003               2002
                                                             -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income ................................     $  12,026,055      $  11,147,173      $   6,886,556
  Net realized gain (loss) .............................           390,465         (1,177,052)          (316,708)
  Net change in unrealized appreciation/depreciation ...        21,875,388         17,670,059        (12,097,234)
                                                             -------------      -------------      -------------
Net increase (decrease) in net assets resulting
  from operations ......................................        34,291,908         27,640,180         (5,527,386)
                                                             -------------      -------------      -------------
DIVIDENDS FROM NET INVESTMENT INCOME ...................        (9,176,505)       (10,466,535)        (5,890,967)
                                                             -------------      -------------      -------------

Capital Share Transactions:
  Net proceeds from the issuance of common shares ......       653,888,001                 --         99,920,015
  Net proceeds from the underwriters'
    overallotment option exercised .....................        45,744,000                 --                 --
  Reinvestment of dividends ............................                --            277,020             92,644
                                                             -------------      -------------      -------------
    Net proceeds from capital share transactions .......       699,632,001            277,020        100,012,659
                                                             -------------      -------------      -------------
       Total increase ..................................       724,747,404         17,450,665         88,594,306
                                                             -------------      -------------      -------------

NET ASSETS
Beginning of period ....................................                --         88,594,306                 --
                                                             -------------      -------------      -------------
End of period ..........................................     $ 724,747,404      $ 106,044,971      $  88,594,306
                                                             =============      =============      =============
End of period undistributed net investment income ......     $   2,864,550      $   1,711,227      $   1,005,589

----------
(1) Commencement of investment operations for Limited Duration was July 30, 2003. This information includes the initial investment by BlackRock Funding, Inc. The other Trust's statement is for a full year.

(2) Commencement of investment operations for Strategic Bond was February 28, 2002. This information includes the initial investment by BlackRock Funding, Inc.



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------
 BLACKROCK BROAD INVESTMENT GRADE 2009 TERM TRUST (BCT)
--------------------------------------------------------


                                                                              YEAR ENDED OCTOBER 31,
                                                             -------------------------------------------------------
                                                               2003        2002        2001        2000        1999
                                                             -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year .......................   $ 17.33     $ 16.05     $ 13.64     $ 13.64     $ 15.01
                                                             -------     -------     -------     -------     -------
Investment operations:
  Net investment income ..................................      1.28        2.01        1.17        0.91        0.93
  Net realized and unrealized gain (loss) ................     (1.40)       0.04        2.01       (0.09)      (1.45)
                                                             -------     -------     -------     -------     -------
Net increase (decrease) from investment operations .......     (0.12)       2.05        3.18        0.82       (0.52)
                                                             -------     -------     -------     -------     -------
Dividends from net investment income .....................     (1.19)      (0.77)      (0.77)      (0.82)      (0.85)
                                                             -------     -------     -------     -------     -------
Net asset value, end of year .............................   $ 16.02     $ 17.33     $ 16.05     $ 13.64     $ 13.64
                                                             =======     =======     =======     =======     =======
Market value, end of year ................................   $ 15.85     $ 16.18     $ 14.39     $ 11.94     $ 11.44
                                                             =======     =======     =======     =======     =======

TOTAL INVESTMENT RETURN(1) ...............................      5.32%      18.34%      27.66%      12.11%      (7.68)%
                                                             =======     =======     =======     =======     =======
RATIOS TO AVERAGE NET ASSETS:
Total expenses ...........................................      2.43%       2.50%       3.52%       4.36%       3.49%
Net expenses .............................................      2.43%       2.50%       3.52%       4.36%       3.49%
Net expenses excluding interest expense and excise tax ...      1.18%       1.16%       1.16%       1.31%       1.03%
Net investment income ....................................      7.54%      12.22%       7.93%       6.83%       6.58%

SUPPLEMENTAL DATA:
Average net assets (000) .................................   $49,882     $48,731     $43,701     $39,425     $41,909
Portfolio turnover .......................................        39%         35%         19%         36%         25%
Net assets, end of year (000) ............................   $47,381     $51,244     $47,466     $40,321     $40,345
Reverse repurchase agreements outstanding,
  end of year (000) ......................................   $19,953     $23,669     $13,373     $18,850     $16,304
Asset coverage(2) ........................................   $ 3,375     $ 3,165     $ 4,550     $ 3,139     $ 3,475


----------
(1) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(2)  Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the audited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.





                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

---------------------------------
 BLACKROCK CORE BOND TRUST (BHK)
---------------------------------

                                                                                         FOR THE PERIOD
                                                                                      NOVEMBER 30, 2001(1)
                                                                       YEAR ENDED            THROUGH
                                                                    OCTOBER 31, 2003    OCTOBER 31, 2002
                                                                    ----------------   ------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .............................     $     14.33       $     14.33(2)
                                                                       -----------       -----------
Investment operations:
   Net investment income .........................................            0.83              0.99
   Net realized and unrealized gain ..............................            0.77              0.04
                                                                       -----------       -----------
Net increase from investment operations ..........................            1.60              1.03
                                                                       -----------       -----------
Dividends and distributions:
   From net investment income ....................................           (1.00)            (1.00)
   Net realized gain .............................................           (0.18)               --
                                                                       -----------       -----------
   Total dividends and distributions .............................           (1.18)            (1.00)
                                                                       -----------       -----------
Capital charges with respect to issuance of shares ...............              --             (0.03)
                                                                       -----------       -----------
Net asset value, end of period ...................................     $     14.75       $     14.33
                                                                       ===========       ===========
Market value, end of period ......................................     $     13.57       $     13.82
                                                                       ===========       ===========

TOTAL INVESTMENT RETURN(3) .......................................            6.62%            (1.02)%
                                                                       ===========       ===========
RATIOS TO AVERAGE NET ASSETS:
Total expenses ...................................................            1.05%             1.04%(4)
Net expenses .....................................................            1.05%             1.04%(4)
Net expenses excluding interest expense ..........................            0.87%             0.93%(4)
Net investment income ............................................            5.58%             7.67%(4)
SUPPLEMENTAL DATA:
Average net assets (000) .........................................     $   401,049       $   380,277
Portfolio turnover ...............................................             161%               73%
Net assets, end of period (000) ..................................     $   398,540       $   387,238
Reverse repurchase agreements outstanding, end of period (000) ...     $    91,668       $   165,215
Asset coverage(5) ................................................     $     5,348       $     3,342

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

(2) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

(3) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(4)  Annualized.

(5)  Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the audited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.




                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

----------------------------------
 BLACKROCK HIGH YIELD TRUST (BHY)
----------------------------------

                                                                                                                 FOR THE PERIOD
                                                                                                               DECEMBER 23, 1998(1)
                                                                          YEAR ENDED OCTOBER 31,                     THROUGH
                                                           -------------------------------------------------       OCTOBER 31,
                                                             2003          2002          2001          2000           1999
                                                           -------       -------       -------       -------   --------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .................     $  6.13       $  7.20       $ 10.60       $ 13.58       $ 15.00
                                                           -------       -------       -------       -------       -------
Investment operations:
   Net investment income .............................        1.06          1.20          1.32          1.66          1.29
   Net realized and unrealized gain (loss) ...........        0.89         (0.98)        (3.13)        (3.02)        (1.52)
                                                           -------       -------       -------       -------       -------
Net increase (decrease) from investment operations xxx        1.95          0.22         (1.81)        (1.36)        (0.23)
                                                           -------       -------       -------       -------       -------
Dividends and distributions:
   From net investment income ........................       (1.07)        (1.20)        (1.48)        (1.62)        (1.17)
   Tax return of capital .............................       (0.05)        (0.09)        (0.11)           --            --
                                                           -------       -------       -------       -------       -------
Total dividends and distributions ....................       (1.12)        (1.29)        (1.59)        (1.62)        (1.17)
                                                           -------       -------       -------       -------       -------
Capital charge with respect to issuance of shares ....          --            --            --            --         (0.02)
                                                           -------       -------       -------       -------       -------
Net asset value, end of period .......................     $  6.96       $  6.13       $  7.20       $ 10.60       $ 13.58
                                                           =======       =======       =======       =======       =======
Market value, end of period ..........................     $ 10.25       $  8.68       $  9.18       $ 11.88       $ 12.50
                                                           =======       =======       =======       =======       =======

TOTAL INVESTMENT RETURN(3) ...........................       32.87%         7.97%       (11.31)%        8.23%        (9.68)%
                                                           =======       =======       =======       =======       =======
RATIOS TO AVERAGE NET ASSETS:
Total expenses .......................................        3.07%         3.45%         4.90%         5.29%         4.16%(4)
Net expenses .........................................        3.07%         3.45%         4.90%         5.29%         4.08%(4)
Net expenses excluding interest expense ..............        2.22%         2.20%         2.03%         1.99%         1.98%(4)
Net investment income ................................       16.37%        16.29%        14.23%        13.12%        10.34%(4)
SUPPLEMENTAL DATA:
Average net assets (000) .............................     $41,326       $46,751       $58,553       $79,602       $92,116
Portfolio turnover ...................................          30%          147%           71%           92%          121%
Net assets, end of period (000) ......................     $44,438       $38,953       $45,520       $66,867       $85,652
Loan outstanding, end of period (000) ................     $19,250       $19,250       $23,000       $33,000       $41,000
Asset coverage(5) ....................................     $ 3,308       $ 3,024       $ 2,983       $ 3,032       $ 3,094

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Financial Management, Inc.

(2) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

(3) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(4)  Annualized.

(5)  Per $1,000 of loan outstanding.

The information above represents the audited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.




                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

------------------------------------------
 BLACKROCK INCOME OPPORTUNITY TRUST (BNA)
------------------------------------------


                                                                               YEAR ENDED OCTOBER 31,
                                                        ----------------------------------------------------------------
                                                          2003           2002          2001          2000          1999
                                                        --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year .................    $  11.83      $  11.47      $  11.03      $  11.45      $  11.88
                                                        --------      --------      --------      --------      --------
Investment operations:
   Net investment income ...........................        0.84          1.15          0.87          0.70          0.84
   Net realized and unrealized gain (loss) .........        0.31         (0.05)         0.34         (0.31)        (0.46)
                                                        --------      --------      --------      --------      --------
Net increase from investment operations ............        1.15          1.10          1.21          0.39          0.38
                                                        --------      --------      --------      --------      --------
Dividends and distributions:
   From net investment income ......................       (0.81)        (0.75)        (0.23)        (0.39)        (0.84)
   From net realized gains .........................       (0.24)           --            --         (0.04)           --
   Tax return of capital ...........................          --            --         (0.54)        (0.41)           --
                                                        --------      --------      --------      --------      --------
Total dividends and distributions ..................       (1.05)        (0.75)        (0.77)        (0.84)        (0.84)
                                                        --------      --------      --------      --------      --------
Increase resulting from Trust shares repurchased ...          --          0.01            --          0.03          0.03
                                                        --------      --------      --------      --------      --------
Net asset value, end of year .......................    $  11.93      $  11.83      $  11.47      $  11.03      $  11.45
                                                        ========      ========      ========      ========      ========
Market value, end of year ..........................    $  10.95      $  10.50      $  10.41      $   9.75      $   9.69
                                                        ========      ========      ========      ========      ========

TOTAL INVESTMENT RETURN(1) .........................       14.71%         8.44%        15.09%         9.82%         6.70%
                                                        ========      ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS:
Total expenses .....................................        1.29%         1.40%         3.62%         3.76%         3.18%
Net expenses .......................................        1.29%         1.40%         3.62%         3.76%         3.18%
Net expenses excluding interest expense ............        0.89%         0.93%         1.01%         0.88%         0.85%
Net investment income ..............................        6.99%        10.04%         7.76%         6.14%         7.14%
SUPPLEMENTAL DATA:
Average net assets (000) ...........................    $413,543      $394,495      $388,478      $396,157      $426,283
Portfolio turnover .................................          46%          153%           83%           82%          186%
Net assets, end of year (000) ......................    $410,981      $407,480      $397,756      $383,651      $406,178
Reverse repurchase agreements outstanding,
   end of year (000) ...............................    $103,378      $ 85,704      $136,385      $178,033      $149,346
Asset coverage(2) ..................................    $  4,976      $  5,755      $  3,916      $  3,155      $  3,720

----------
(1) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(2)  Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the audited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.




                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

------------------------------
 BLACKROCK INCOME TRUST (BKT)
------------------------------


                                                                               YEAR ENDED OCTOBER 31,
                                                          ----------------------------------------------------------------
                                                             2003          2002         2001          2000          1999
                                                          --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ...................    $   8.13      $   8.06      $   7.23      $   7.31      $   7.94
                                                          --------      --------      --------      --------      --------
Investment operations:
   Net investment income .............................        0.61          0.99          0.56          0.50          0.73
   Net realized and unrealized gain (loss) ...........       (0.52)        (0.35)         0.83         (0.02)        (0.80)
                                                          --------      --------      --------      --------      --------
Net increase (decrease) from investment operations ...        0.09          0.64          1.39          0.48         (0.07)
                                                          --------      --------      --------      --------      --------
Dividends from net investment income .................       (1.01)        (0.57)        (0.56)        (0.56)        (0.56)
                                                          --------      --------      --------      --------      --------
Net asset value, end of year .........................    $   7.21      $   8.13      $   8.06      $   7.23      $   7.31
                                                          ========      ========      ========      ========      ========
Market value, end of year ............................    $   7.71      $   8.07      $   7.26      $   6.38      $   6.13
                                                          ========      ========      ========      ========      ========
TOTAL INVESTMENT RETURN(1) ...........................       15.41%        15.35%        23.23%        14.01%        (4.04)%
                                                          ========      ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS:
Total expense ........................................        1.36%         2.05%         2.54%         2.78%         3.03%
Net expenses .........................................        1.36%         2.05%         2.54%         2.78%         3.03%
Net expenses excluding interest expense ..............        1.02%         1.03%         1.03%         1.05%         1.01%
Net investment income ................................        8.18%        12.28%         7.43%         7.11%         9.54%
SUPPLEMENTAL DATA:
Average net assets (000) .............................    $472,676      $506,533      $470,185      $448,027      $482,685
Portfolio turnover ...................................          64%          125%           32%          114%          144%
Net assets, end of year (000) ........................    $457,301      $511,385      $506,764      $454,510      $459,399
Reverse repurchase agreements outstanding,
   end of year (000) .................................    $121,767      $205,792      $118,634      $ 64,460      $186,451
Asset coverage(2) ....................................    $  4,756      $  3,485      $  5,272      $  8,095      $  3,478

----------
(1) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(2)  Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the audited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.




                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

-----------------------------------------------
 BLACKROCK LIMITED DURATION INCOME TRUST (BLW)
-----------------------------------------------


                                                                    FOR THE PERIOD
                                                                   JULY 30, 2003(1)
                                                                        THROUGH
                                                                   OCTOBER 31, 2003
                                                                   ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .............................    $     19.10
                                                                      -----------
Investment operations:
   Net investment income .........................................           0.33
   Net realized and unrealized loss ..............................           0.60
                                                                      -----------
Net increase from investment operations ..........................           0.93
                                                                      -----------
Dividends from net investment income .............................          (0.25)
                                                                      -----------
Capital charges with respect to issuance of shares ...............          (0.04)
                                                                      -----------
Net asset value, end of period ...................................    $     19.74
                                                                      ===========
Market value, end of period ......................................    $     18.80
                                                                      ===========
TOTAL INVESTMENT RETURN(3) .......................................          (4.77)%
                                                                      ===========
RATIOS TO AVERAGE NET ASSETS:
Total expenses ...................................................           0.82%(4)
Net expenses .....................................................           0.82%(4)
Net expenses excluding interest expense ..........................           0.79%(4)
Net investment income ............................................           6.87%(4)

SUPPLEMENTAL DATA:
Average net assets (000) .........................................    $   686,655
Portfolio turnover ...............................................            127%
Net assets, end of period (000) ..................................    $   724,747
Reverse repurchase agreements outstanding, end of period (000) ...    $   118,993
Asset coverage(5) ................................................    $     7,091

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

(2) Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.

(3) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(4)  Annualized.

(5)  Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the audited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.

FINANCIAL HIGHLIGHTS

--------------------------------------
 BLACKROCK STRATEGIC BOND TRUST (BHD)
--------------------------------------


                                                                                       FOR THE PERIOD
                                                                                     FEBRUARY 28, 2002(1)
                                                                       YEAR ENDED          THROUGH
                                                                    OCTOBER 31, 2003  OCTOBER 31, 2002
                                                                    ---------------- --------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .............................     $  12.63          $  14.33(2)
                                                                       --------          --------
Investment operations:
   Net investment income .........................................         1.59              0.98
   Net realized and unrealized loss ..............................         2.34             (1.77)
                                                                       --------          --------
Net increase from investment operations ..........................         3.93             (0.79)
                                                                       --------          --------
Dividends from net investment income .............................        (1.49)            (0.84)
                                                                       --------          --------
Capital charges with respect to issuance of shares ...............           --             (0.07)
                                                                       --------          --------
Net asset value, end of period ...................................     $  15.07          $  12.63
                                                                       ========          ========
Market value, end of period ......................................     $  15.27          $  12.35
                                                                       ========          ========
TOTAL INVESTMENT RETURN(3) .......................................        37.36%           (12.34)%
                                                                       ========          ========
RATIOS TO AVERAGE NET ASSETS:
Total expenses ...................................................         2.01%             2.57%(4)
Net expenses .....................................................         1.71%             2.26%(4)
Net expenses excluding interest expense ..........................         1.01%             1.25%(4)
Net investment income ............................................        11.32%            10.68%(4)
SUPPLEMENTAL DATA:
Average net assets (000) .........................................     $ 98,498          $ 95,675
Portfolio turnover ...............................................           32%               22%
Net assets, end of period (000) ..................................     $106,045          $ 88,594
Reverse repurchase agreements outstanding, end of period (000) ...     $ 45,872          $ 44,223
Asset coverage(5) ................................................     $  3,312          $  3,003

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

(2) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

(3) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(4)  Annualized.

(5)  Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the audited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.




                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION & ACCOUNTING POLICIES

The BlackRock Broad Investment Grade 2009 Term Trust Inc. ("Broad Investment Grade"), BlackRock Core Bond Trust ("Core Bond"), The BlackRock High Yield Trust ("High Yield"), BlackRock Income Opportunity Trust ("Income Opportunity"), The BlackRock Income Trust Inc. ("Income Trust"), BlackRock Limited Duration Income Trust ("Limited Duration") and BlackRock Strategic Bond Trust ("Strategic Bond") are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Broad Investment Grade, Income Opportunity and Income Trust are Maryland corporations. Core Bond, High Yield, Limited Duration and Strategic Bond are organized as Delaware statutory trusts. Limited Duration had no transactions before its commencement of investment operations on July 30, 2003 other than a sale to BlackRock Funding, Inc. of 6,021 common shares for $115,001.

   On December 3, 1999, Broad Investment Grade transferred a substantial portion of its total assets to a 100% owned regulated investment company subsidiary called BCT Subsidiary, Inc. The financial statements and these notes to the financial statements for Broad Investment Grade are consolidated and include the operations of both Broad Investment Grade and its wholly owned subsidiary after elimination of all intercompany transactions and balances.

The following is a summary of significant accounting policies followed by the Trusts.

SECURITIES VALUATION: The Trusts value most of their securities on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust's Board (the "Board") of Directors/Trustees ("Trustees"). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust's Board.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

OPTION WRITING/PURCHASING: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

   Options, when used by the Trusts, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

   Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

   The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

   During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

   The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether a Trust has realized a gain or loss on investment transactions.

   The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

   Swap options may be used by the Trusts to manage the duration of the Trusts' portfolios in a manner similar to more generic options described above.

INTEREST RATE CAPS: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

   Interest rate caps are intended to both manage the duration of the Trusts' portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio's duration, making them less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

   The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

INTEREST RATE FLOORS: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

   Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolios duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts' leverage provides extra income in a period of falling rates. Selling floors reduces some of that advantage by partially monetizing it as an up front payment which the Trusts receive.

   The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

   Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

FORWARD CURRENCY CONTRACTS: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the differ-ence between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

   Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

FOREIGN CURRENCY TRANSLATION: Foreign currency amounts are translated into United States dollars on the following basis:

      (i)   market   value  of   investment   securities,   other   assets   and
            liabilities--at the New York City noon rates of exchange.

      (ii)  purchases   and  sales  of   investment   securities,   income   and
            expenses--at the rates of exchange prevailing on the respective dates of such transactions.

   The Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

   Net realized and unrealized foreign exchange gains and losses including realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts' books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

SHORT SALES: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

SECURITY LENDING: The Trusts may lend their portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trusts may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trusts receive compensation for lending their securities in the form of interest on the loan. The Trusts also continue to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the accounts of the Trusts. The Trusts did not enter into any security lending transactions during the period ended October 31, 2003.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is each Trust's (excluding Limited Duration) intention to continue, and Limited Duration intends to elect, to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, Broad Investment Grade intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

DIVIDENDS AND DISTRIBUTIONS: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DEFERRED COMPENSATION AND BLACKROCK CLOSED-END SHARE EQUIVALENT INVESTMENT PLAN:
Under the revised deferred compensation plan approved by each Trust's Board, non-interested Trustees may elect to defer receipt of all or a portion of their annual compensation. As of January 1, 2003, the Board elected to require its non-interested members to defer a portion of their annual complex compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

   The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees/Directors in order to match its deferred compensation obligations.

RECLASSIFICATION OF CAPITAL ACCOUNTS: In order to present undistributed (distribution in excess of) net investment income ("UNII"), accumulated net realized gain ("Accumulated Gain") and paid-in capital ("PIC") more closely to its tax character the following accounts, for each Trust, were increased (decreased):

TRUST                             UNII        ACCUMULATED GAIN          PIC
---------                      ----------     ----------------     -------------
Broad Investment Grade         $ 612,604       $   443,366         $ (1,055,970)
Core Bond                      4,872,347        (4,861,017)             (11,330)
High Yield                       350,184                               (350,184)
Income Opportunity              (198,402)          198,402
Income Trust                                    10,359,634          (10,359,634)
Limited Duration                  15,000                                (15,000)
Strategic Bond                    25,000                                (25,000)

NOTE 2. AGREEMENTS

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the "Advisor"), which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Core Bond, Limited Duration and Strategic Bond. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement for Core Bond, Limited Duration and Strategic Bond covers both investment advisory and administration services. Broad Investment Grade had an Administration Agreement with Princeton Administrators, L.P. ("Princeton"), an indirect wholly owned affiliate of Merrill Lynch & Co., Inc. High Yield, Income Opportunity and Income Trust each had an Administration Agreement with Prudential Investments LLC ("Prudential"), an indirect wholly owned subsidiary of Prudential Financial, Inc.

Each Trust's investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.55% for Broad Investment Grade, 0.60% for Income Opportunity and 0.65% for Income Trust, of each Trust's average net assets and 0.55% for Core Bond and Limited Duration, 1.05% for High Yield and 0.75% for Strategic Bond, of each Trust's average weekly managed assets. The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Strategic Bond as a percentage of its average weekly managed assets as follows: 0.20% for the first 5 years of the Trust's operations, 0.15% in year 6, 0.10% in year 7 and 0.05% in year 8.

The administration fee paid to each Trust's respective administrator, on other than Core Bond, Limited Duration and Strategic Bond, is computed weekly and payable monthly based on an annual rate, 0.15% for Broad Investment Grade, 0.10% for Income Opportunity and 0.20% of the first $500 million and 0.15% on any excess for Income Trust, of each Trust's average net assets and 0.10% for High Yield based on its average weekly managed assets.

On May 22, 2003, the Board approved the change of the Trusts' administrators to the Advisor. The new administration agreements became effective August 18, 2003. The administration fee structures for Broad Investment Grade, Income Opportunity and High Yield, as described above, remain unchanged under the new administration agreements. Income Trust's new administration fee is 0.15% of its average weekly net assets.

Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs for Core Bond, Limited Duration and Strategic Bond. Each Trust's respective administrator pays occupancy and certain clerical and accounting costs of their respective Trust(s). Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

Pursuant to the terms of their custody agreements, Core Bond, High Yield, Income Opportunity, Income Trust and Strategic Bond received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

NOTE 3. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the year ended October 31, 2003, aggregated as follows:

TRUST                           PURCHASES             SALES
---------                    --------------       -------------
Broad Investment Grade       $    9,518,939        $ 17,566,287
Core Bond                     1,802,685,560         447,259,526
High Yield                       17,429,401          21,150,056
Income Opportunity              254,047,342         230,794,922
Income Trust                    191,331,458         124,033,582
Limited Duration              2,374,989,704         554,303,341
Strategic Bond                   41,918,181          43,796,771

Purchases and sales of U.S. government securities for the year ended October 31, 2003, aggregated as follows:

TRUST                           PURCHASES             SALES
---------                    --------------       -------------
Broad Investment Grade         $ 10,556,264        $  1,817,063
Core Bond                       590,274,891         594,380,609
High Yield                               --                  --
Income Opportunity               26,261,365          33,652,852
Income Trust                    421,835,640         269,779,710
Limited Duration                155,160,852          76,878,768
Strategic Bond                    2,828,040           3,026,708

   Each Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNCBank or its affiliates, including Midland Loan Services, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

   At October 31, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

TRUST                          COST          APPRECIATION      DEPRECIATION           NET
--------                  --------------     ------------      ------------      -------------
Broad Investment Grade    $   64,723,574     $  3,764,776      $  2,842,648      $    922,128
Core Bond                    536,291,164       12,242,474         4,468,920         7,773,554
High Yield                    75,461,110        5,124,302        19,127,466       (14,003,164)
Income Opportunity           542,949,432       21,880,827         6,018,214        15,862,613
Income Trust                 717,455,177       26,541,762        34,584,117        (8,042,355)
Limited Duration           1,043,259,320       23,014,432         1,139,044        21,875,388
Strategic Bond               140,787,210        8,071,541         2,498,716         5,572,825

   For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year end. These amounts may be used to offset future realized capital gains, if any:

                             CAPITAL LOSS                                             CAPITAL LOSS
TRUST                    CARRYFORWARDS AMOUNT    EXPIRES     TRUST                CARRYFORWARDS AMOUNT    EXPIRES
--------                 --------------------    -------     --------             --------------------    -------
Broad Investment Grade       $    85,817          2008       Income Opportunity       $ 1,978,381          2011
                                 131,829          2011                                ===========
                             -----------                     INCOME TRUST             $27,373,194          2004
                             $   217,646                                               33,107,952          2007
                             ===========                                                1,352,206          2008
High Yield                   $ 3,443,603          2007                                 13,940,898          2009
                               3,270,311          2008                                 21,960,613          2011
                              15,159,280          2009                                -----------
                               8,468,860          2010                                $97,734,863
                               4,771,417          2011                                ===========
                             -----------                     Strategic Bond           $   316,708          2010
                             $35,113,471                                                1,177,052          2011
                             ===========                                              -----------
                                                                                      $ 1,493,760
                                                                                      ===========

Accordingly,   no  capital  gain  distributions  are  expected  to  be  paid  to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts.

   Details of open financial futures contracts at October 31, 2003, were as follows:

                                                                                                             UNREALIZED
                         NUMBER OF                         EXPIRATION       VALUE AT         VALUE AT       APPRECIATION
TRUST                    CONTRACTS          TYPE              DATE         TRADE DATE    OCTOBER 31, 2003  (DEPRECIATION)
--------                 ---------   ------------------    ----------    ------------    ----------------  --------------
LONG POSITION:
Broad Investment Grade       60      10 Yr. U.S. T-Note     Dec. '03     $  6,628,781      $  6,737,813     $   109,032
                             50      30 Yr. U.S. T-Bond     Dec. '03        5,246,876         5,435,939         189,063
                                                                                                            -----------
                                                                                                            $   298,095
                                                                                                            ===========
Core Bond                   422      30 Yr. U.S. T-Bond     Dec. '03       44,332,486        45,879,313     $ 1,546,827
                                                                                                            -----------
Income Opportunity          826      10 Yr. U.S. T-Note     Dec. '03       91,388,531        92,757,218     $ 1,368,687
                            380      30 Yr. U.S. T-Bond     Dec. '03       39,907,169        41,313,125       1,405,956
                                                                                                            -----------
                                                                                                            $ 2,774,643
                                                                                                            ===========
Income Trust                350      30 Yr. U.S. T-Bond     Dec. '03       36,723,694        38,051,563     $ 1,327,869
                                                                                                            -----------
SHORT POSITION:
Core Bond                   718       5 Yr. U.S. T-Note     Dec. '03     $ 79,256,986      $ 80,281,375     $(1,024,389)
                            177      10 Yr. U.S. T-Note     Dec. '03       19,709,270        19,876,547        (167,277)
                             49      10 Yr. U.S. T-Note     Mar. '04        5,399,033         5,432,109         (33,076)
                                                                                                            -----------
                                                                                                            $(1,224,742)
                                                                                                            ===========
Income Opportunity          979       5 Yr. U.S. T-Note     Dec. '03      107,510,114       109,464,437     $(1,954,323)
                                                                                                            -----------

                                                                                                   UNREALIZED
                NUMBER OF                         EXPIRATION     VALUE AT         VALUE AT        APPRECIATION
TRUST           CONTRACTS          TYPE              DATE       TRADE DATE    OCTOBER 31, 2003   (DEPRECIATION)
--------        ---------   ------------------    ----------    ----------    ----------------   --------------
Income Trust       436      10 Yr. U.S. T-Note     Dec. '03     23,671,102        24,256,125      $ (585,023)
                    30          Euro Dollar        Jun. '04      7,346,137         7,376,250         (30,113)
                    30          Euro Dollar        Sep. '04      7,316,513         7,345,875         (29,362)
                    30          Euro Dollar        Dec. '04      7,289,137         7,312,125         (22,988)
                    30          Euro Dollar        Mar. '05      7,266,638         7,281,750         (15,112)
                    25          Euro Dollar        Jun. '05      6,036,781         6,045,625          (8,844)
                    25          Euro Dollar        Sep. '05      6,021,156         6,025,625          (4,469)
                    25          Euro Dollar        Dec. '05      6,006,157         6,009,063          (2,906)
                    25          Euro Dollar        Mar. '06      5,992,406         5,994,063          (1,657)
                                                                                                  ----------
                                                                                                  $ (700,474)
                                                                                                  ==========

   Core Bond had open forward currency contracts at October 31, 2003, were as follows:

                                                             VALUE AT      VALUE AT       UNREALIZED
                             SETTLEMENT    CONTRACT         SETTLEMENT    OCTOBER 31,    APPRECIATION
TRUST AND FOREIGN CURRENCY      DATE      TO RECEIVE           DATE          2003       (DEPRECIATION)
--------------------------   ----------   -------------     -----------   -----------   --------------
   SOLD:
   Canadian Dollar            01/12/04     6,264,653 $      $ 4,713,369    $ 4,733,640       $(20,271)
   Euro                       01/08/04    14,232,091 Euro    16,509,226     16,491,551         17,675
   Swedish Krona              01/07/04    39,660,864 kr       5,134,757      5,064,974         69,783
                                                                                             --------
                                                                                             $ 67,187
                                                                                             ========

   Income Trust held one interest rate floor. Under the agreement, Income Trust pays the excess, if any, of a fixed rate over a floating rate. Income Trust received a transaction fee for the floor. Transaction fees are amortized through the termination of the agreement. Details of the interest rate floor held at October 31, 2003, were as follows:

  NOTIONAL                                                                                      VALUE AT
   AMOUNT              FIXED            FLOATING            TERMINATION       AMORTIZED        OCTOBER 31,       UNREALIZED
    (000)              RATE               RATE                 DATE             COST              2003          DEPRECIATION
  --------           --------          ----------           ----------        --------          ---------       ------------
  $23,000              6.00%          1-month LIBOR           1/25/05         $417,375          $827,945         $(410,570)
                                                                              ========          ========         =========

   Details of open interest rate swaps at October 31, 2003, were as follows:

                       NOTIONAL                UNREALIZED
                        AMOUNT      FIXED       FLOATING      TERMINATION    APPRECIATION
TRUST                    (000)       RATE         RATE            DATE      (DEPRECIATION)
--------              ---------   ---------   -------------   -----------   --------------
Core Bond             $25,000     2.64% (a)   3-month LIBOR      8/14/06       $  (25,906)
                       21,800     3.52% (a)   3-month LIBOR      9/26/08         (182,715)
                        5,700     3.52% (a)   3-month LIBOR      9/26/08          (31,848)
                       10,800     3.57% (b)   3-month LIBOR     10/31/08           52,162
                        4,400     5.82% (b)   3-month LIBOR     11/27/24               --
                                                                               ----------
                                                                               $ (188,307)
                                                                               ==========

Income Opportunity    $47,000     5.73% (a)   3-month LIBOR       5/4/06       $2,620,762
                       50,000     2.64% (a)   3-month LIBOR      8/14/06          (54,951)
                        8,000     3.52% (a)   3-month LIBOR      9/26/08          (44,800)
                       11,500     3.57% (B)   3-MONTH LIBOR     10/31/08           55,543
                        7,000     5.23% (b)   3-month LIBOR      11/4/21           77,741
                        4,800     5.82% (b)   3-month LIBOR     11/27/24               --
                                                                               ----------
                                                                               $2,654,295
                                                                               ==========

Income Trust          $50,000     2.64% (a)   3-month LIBOR      8/14/06       $  (54,951)
                       24,000     3.55% (a)   3-month LIBOR     10/26/06          537,931
                       11,200     3.52% (a)   3-month LIBOR      9/26/08          (62,720)
                       12,400     3.57% (b)   3-month LIBOR     10/31/08           59,892
                       25,000     5.23% (b)   3-month LIBOR      8/15/23          451,344
                        5,100     5.82% (b)   3-month LIBOR     11/27/24               --
                                                                               ----------
                                                                               $  931,496
                                                                               ==========

----------
(a) Trust pays floating interest rate and receives fixed rate.
(b) Trust pays fixed interest rate and receives floating rate.

   Transactions in options written during the year ended October 31, 2003, were as follows:

                                                            CONTRACTS/
                                                             NOTIONAL
                                                              AMOUNT           PREMIUM
TRUST                                                          (000)           RECEIVED
---------                                                   -----------      -----------

CORE BOND
   Options outstanding at October 31, 2002                   $    138        $  199,639
   Options written                                            113,366         2,291,544
   Options expired                                               (138)         (199,639)
   Options terminated in closing purchase transactions         (7,658)         (222,143)
                                                             --------        ----------
   Options outstanding at October 31, 2003                   $105,708        $2,069,401
                                                             ========        ==========

INCOME OPPORTUNITY
   Options outstanding at October 31, 2002                   $  6,000        $  124,460
   Options written                                            123,340         2,432,578
   Options expired                                             (3,000)          (56,660)
   Options terminated in closing purchase transactions         (3,000)          (67,800)
                                                             --------        ----------
   Options outstanding at October 31, 2003                   $123,340        $2,432,578
                                                             ========        ==========

INCOME TRUST
   Options outstanding at October 31, 2002                   $ 22,000        $  456,353
   Options written                                            150,485         3,054,224
   Options expired                                            (11,000)         (207,753)
   Options terminated in closing purchase transactions        (11,000)         (248,600)
                                                             --------        ----------
   Options outstanding at October 31, 2003                   $150,485        $3,054,224
                                                             ========        ==========

NOTE 4. BORROWINGS

REVERSE REPURCHASE AGREEMENTS: The Trusts may enter into reverse repurchase agreements with qualified, third-party broker-dealers as determined by and under the direction of the Trusts' Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

   The average daily balance and weighted average interest rate of reverse repurchase agreements during the year ended October 31, 2003, were as follows:

                             AVERAGE DAILY       WEIGHTED AVERAGE
TRUST                          BALANCE             INTEREST RATE
-----                        -------------       -----------------
Broad Investment Grade       $ 19,408,552              1.21%
Core Bond                      67,591,003              1.05%
Income Opportunity            136,171,515              1.22%
Income Trust                  135,804,028              1.17%
Limited Duration               26,590,763              0.76%
Strategic Bond                 46,036,350              1.51%


DOLLAR ROLLS: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

LOAN PAYABLE: High Yield has a $32 million committed credit facility (the "facility"). Under the terms of the facility, the Trust borrows at the London Interbank Offered Rate ("LIBOR") plus facility and administrative fees. In addition, the Trust pays a liquidity fee on the unused portion of the facility. The Trust may borrow up to 33 1/3% of its total assets up to the committed amount. In accordance with the terms of the debt agreement, the Trust has pledged its portfolio assets as collateral for the borrowing.

   For the year ended October 31, 2003, High Yield borrowed a daily weighted average balance of $19,250,000 at a weighted average interest rate at 1.96%.

NOTE 5. CAPITAL

There are 200 million of $0.01 par value common shares authorized for Broad Investment Grade, Income Opportunity and Income Trust. There are an unlimited number of $0.001 par value common shares authorized for Core Bond, High Yield, Limited Duration and Strategic Bond. At October 31, 2003, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were:

                                COMMON SHARES              COMMON SHARES
TRUST                            OUTSTANDING                   OWNED
--------                        -------------              --------------
Broad Investment Grade            2,957,093                    7,093
Core Bond                        27,018,774                    9,425
High Yield                        6,381,648                       --
Income Opportunity               34,449,693                       --
Income Trust                     63,389,691                       --
Limited Duration                 36,706,021                    8,029
Strategic Bond                    7,035,621                    9,425

   Transactions in common shares of beneficial interest for the periods ended October 31, 2003, were as follows:

                                             SHARES FROM
                    -------------------------------------------------------------
                    INTIAL PUBLIC    UNDERWRITERS' EXERCISING THE    REINVESTMENT      NET INCREASE IN
TRUST                  OFFERING          OVER-ALLOTMENT OPTION       OF DIVIDENDS    SHARES OUTSTANDING
-----               -------------    ----------------------------    ------------    ------------------
High Yield                    --                    --                   29,680             56,728
Income Trust                  --                    --                  514,874            514,874
Limited Duration      34,306,021             2,400,000                       --         36,706,021
Strategic Bond                --                    --                   19,467             19,467

   Transactions in common shares of beneficial interest for the periods ended October 31, 2002, were as follows:

                                             SHARES FROM
                    -------------------------------------------------------------
                    INTIAL PUBLIC    UNDERWRITERS' EXERCISING THE    REINVESTMENT      NET INCREASE IN
TRUST                  OFFERING          OVER-ALLOTMENT OPTION       OF DIVIDENDS    SHARES OUTSTANDING
-----               -------------    ----------------------------    ------------    ------------------
Core Bond             25,009,425             2,000,000                    9,349         27,018,774
High Yield                    --                    --                   27,048             27,048
Strategic Bond         7,009,425                    --                    6,729          7,016,154

   During the year ended October 31, 2002, Income Opportunity repurchased a total of 238,100 shares of its outstanding common shares at a cost of $2,381,796, at an average discount of approximately 9.8% from its net asset value. These shares are being held in treasury.

   Offering costs incurred in connection with Core Bond, Limited Duration and Strategic Bond offering of common shares have been charged to paid-in capital in excess of par of the common shares were $765,000, $1,222,110 and $490,000, respectively.

NOTE 6. DIVIDENDS

Subsequent to October 31, 2003, the Board of each of the Trusts declared dividends per common share payable November 28, 2003, to shareholders of record on November 14, 2003. The per share common dividends declared were as follows:

                             COMMON DIVIDEND
TRUST                           PER SHARE
--------                     ---------------
Broad Investment Grade         $0.075000
Core Bond                       0.087500
High Yield                      0.084167
Income Opportunity              0.070000
Income Trust                    0.051042
Limited Duration                0.125000
Strategic Bond                  0.130000

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors/Trustees and Shareholders of:
   BlackRock Broad Investment Grade 2009 Term Trust
   BlackRock Core Bond Trust
   BlackRock High Yield Trust
   BlackRock Income Opportunity Trust
   BlackRock Income Trust
   BlackRock Limited Duration Income Trust
   BlackRock Strategic Bond Trust

We have audited the accompanying statements of assets and liabilities of each of the above mentioned Trusts, including the portfolios of investments, as of October 31, 2003, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures, included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Trusts as of October 31, 2003, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Boston, Massachusetts
December 18, 2003

                           DIVIDEND REINVESTMENT PLANS
--------------------------------------------------------------------------------


   Pursuant to each Trust's respective Dividend Reinvestment Plan (the "Plan"), shareholders of Broad Investment Grade, Income Opportunity and Income Trust may elect, while shareholders of Core Bond, High Yield, Limited Duration and Strategic Bond are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the "Plan Agent") in the respective Trust's shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

   After Broad Investment Grade and/or Income Opportunity Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, by the purchase of outstanding shares on the open market, on the Trust's primary exchange or elsewhere ("open market purchases"). The Trust will not issue any new shares under the Plan.

   After Core Bond, High Yield, Income Trust, Limited Duration and/or Strategic Bond declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust ("newly issued shares") or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

   The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

   Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commisson. All correspondence concerning the Plan should be directed to the Plan Agent at 150 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

TRUSTEES INFORMATION
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

Name, address, age              Andrew F. Brimmer               Richard E. Cavanagh             Kent Dixon
                                P.O. Box 4546                   P.O. Box 4546                   P.O. Box 4546
                                New York, NY 10163-4546         New York, NY 10163-4546         New York, NY 10163-4546
                                Age: 77                         Age: 57                         Age: 66

-------------------------------------------------------------------------------------------------------------------------------
Current positions held with     Lead Trustee                    Trustee                         Trustee
the Trusts                      Audit Committee Chairman(2)     Audit Committee Member          Audit Committee Member(2)

-------------------------------------------------------------------------------------------------------------------------------
Term of office and length       3 years(4)/since inception      3 years(4)/since inception(5)   3 years(4)/since inception
of time served

-------------------------------------------------------------------------------------------------------------------------------
Principal occupations           President of Brimmer &          President and Chief Executive   Consultant/Investor. Former
during the past five years      Company, Inc., a Washington,    Officer of The Conference       President and Chief Executive
                                D.C.-based economic and         Board, Inc., a leading global   Officer of Empire Federal
                                financial consulting firm,      business membership             Savings Bank of America and
                                also Wilmer D. Barrett          organization, from              Banc PLUS Savings Association,
                                Professor of Economics,         1995-present. Former Executive  former Chairman of the Board,
                                University of Massachusetts -   Dean of the John F. Kennedy     President and Chief Executive
                                Amherst. Formerly member of     School of Government at         Officer of Northeast Savings.
                                the Board of Governors of the   Harvard University from
                                Federal Reserve System. Former  1988-1995. Acting Director,
                                Chairman, District of Columbia  Harvard Center for Business
                                Financial Control Board.        and Government (1991-1993).
                                                                Formerly Partner (principal)
                                                                of McKinsey & Company, Inc.
                                                                (1980- 1988). Former Executive
                                                                Director of Federal Cash
                                                                Management, White House Office
                                                                of Management and Budget
                                                                (1977-1979). Co-author, THE
                                                                WINNING PERFORMANCE (best
                                                                selling management book
                                                                published in 13 national
                                                                editions).

-------------------------------------------------------------------------------------------------------------------------------
Number of portfolios over-      48                              48                              48
seen within the fund complex

-------------------------------------------------------------------------------------------------------------------------------
Other Directorships held        Director of CarrAmerica Realty  Trustee: Airplanes Group,       Former Director of ISFA (the
outside of the fund             Corporation and Borg-Warner     Aircraft Finance Trust (AFT)    owner of INVEST, a national
complex                         Automotive. Formerly Director   and Educational Testing         securities brokerage service
                                of Airborne Express,            Service (ETS). Director, Arch   designed for banks and thrift
                                BankAmerica Corporation (Bank   Chemicals, Fremont Group and    institutions).
                                of America), Bell South         The Guardian Life Insurance
                                Corporation, College            Company of America.
                                Retirement Equities Fund
                                (Trustee), Commodity Exchange,
                                Inc. (Public Governor),
                                Connecticut Mutual Life
                                Insurance Company, E.I. du
                                Pont de Nemours & Company,
                                Equitable Life Assurance
                                Society of the United States,
                                Gannett Company, Mercedes-Benz
                                of North America, MNC
                                Financial Corporation
                                (American Security Bank), NCM
                                Capital Management, Navistar
                                International Corporation, PHH
                                Corp. and UAL Corporation
                                (United Airlines).

-------------------------------------------------------------------------------------------------------------------------------
For "Interested Director/
Trustee" Relationships, events
or transactions by reason of
which the Trustee is an
interested person as defined
in Section 2(a)(19)(1940 Act)

-------------------------------------------------------------------------------------------------------------------------------

(1) Interested Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.

(2) The Board of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

(3) Trustee since inception; appointed Chairman of the Board on August 22, 2002.

(4) The Board is classified into three classes of which one class is elected annually. Each Trustee serves a three year term concurrent with the class from which he is elected.

(5) For Broad Investment Grade, Income Opportunity and Income Trust appointed Director on 08/11/94.

(6)  For Income Opportunity and Income Trust appointed Director on 06/19/92.

(7) Except during the periods 08/12/93 through 04/15/97 and 10/31/02 through 11/11/02.

(8)  Effective 12/11/03.

------------------------------------------------------------------------------------------------
                                 INDEPENDENT TRUSTEES (CONTINUED)
------------------------------------------------------------------------------------------------

Frank J. Fabozzi                James Clayburn La Force, Jr.    Walter F. Mondale
P.O. Box 4546                   P.O. Box 4546                   P.O. Box 4546
New York, NY 10163-4546         New York, NY 10163-4546         New York, NY 10163-4546
Age: 55                         Age: 74                         Age: 75

------------------------------------------------------------------------------------------------
Trustee                         Trustee                         Trustee

------------------------------------------------------------------------------------------------
3 years(4)/since inception      3 years(4)/since inception(6)   3 years(4)/since inception(7)

------------------------------------------------------------------------------------------------
Consultant. Editor of THE       Dean Emeritus of the John E.    Partner, Dorsey & Whitney,
JOURNAL OF PORTFOLIO            Anderson Graduate School of     LLP., a law firm (December
MANAGEMENT and Frederick Frank  Management, University of       1996-present, September
Adjunct Professor of Finance    California since July 1, 1993.  1987-August 1993). Formerly
at the School of Management at  Acting Dean of the School of    U.S. Ambassador to Japan
Yale University. Author and     Business, Hong Kong University  (1993-1996). Formerly Vice
editor of several books on      of Science and Technology       President of the United
fixed income portfolio          1990-1993. From 1978 to         States, U.S. Senator and
management. Visiting Professor  September 1993, Dean of the     Attorney General of the State
of Finance and Accounting at    John E. Anderson Graduate       of Minnesota. 1984 Democratic
the Sloan School of             School of Management,           Nominee for President of the
Management, Massachusetts       University of California.       United States.
Institute of Technology from
1986 to August 1992.

------------------------------------------------------------------------------------------------
48                              48                              48

------------------------------------------------------------------------------------------------
Director, Guardian Mutual       Payden & Rygel Investment
Funds Group (18 portfolios).    Trust, Provident Investment
                                Counsel Funds, Advisors Series
                                Trust, Arena Pharmaceuticals,
                                Inc. and CancerVax
                                Corporation.

------------------------------------------------------------------------------------------------



-----------------------------------------------------------------
                      INTERESTED TRUSTEES(1)
-----------------------------------------------------------------

Ralph L. Schlosstein            Robert S. Kapito
BlackRock,Inc.                  BlackRock,Inc.
40 East 52nd Street             40 East 52nd Street
New York, NY 10022              New York, NY 10022
Age: 52                         Age: 46

-----------------------------------------------------------------
Chairman of the Board(3)        President and Trustee

-----------------------------------------------------------------
3 years(4)/since inception      3 years(4)/since August 22, 2002(7)

-----------------------------------------------------------------
Director since 1999 and         Vice Chairman of BlackRock,
President of BlackRock, Inc.    Inc. Head of the Portfolio
since its formation in 1998     Management Group. Also a
and of BlackRock, Inc.'s        member of the Management
predecessor entities since      Committee, the Investment
1988. Member of the Management  Strategy Group, the Fixed
Committee and Investment        Income and Global Operating
Strategy Group of BlackRock,    Committees and the Equity
Inc. Formerly, Managing         Investment Strategy Group.
Director of Lehman Brothers,    Responsible for the portfolio
Inc. and Co-head of its         management of the Fixed
Mortgage and Savings            Income, Domestic Equity and
Institutions Group. Currently,  International Equity,
Chairman and a Trustee of each  Liquidity, and Alternative
of the closed-end Trusts in     Investment Groups of
which BlackRock Advisors, Inc.  BlackRock. Currently President
acts as investment advisor.     and a Director/Trustee of each
                                of the closed-end Trusts in
                                which BlackRock Advisors, Inc.
                                acts as investment advisor.

-----------------------------------------------------------------
48                              48

-----------------------------------------------------------------
Chairman and President of the   Chairman of the Hope and
BlackRock Provident             Heroes Children's Cancer Fund.
Institutional Funds (10         President of the Board of
portfolios), Director of        Directors of the Periwinkle
Anthracite Capital, Inc.8 and   National Theatre for Young
Director of several of          Audiences. Director of
BlackRock's alternative         icruise.com, Corp.
investment vehicles.
Currently, a Member of the
Visiting Board of Overseers of
the John F. Kennedy School of
Government at Harvard
University, the Financial
Institutions Center Board of
the Wharton School of the
University of Pennsylvania, a
Trustee of Trinity School in
New York City and a Trustee of
New Visions for Public
Education in New York City.
Formerly, a Director of Pulte
Corporation and a Member of
Fannie Mae's Advisory Council.

-----------------------------------------------------------------
Director and President of the   Vice Chairman of the Advisor.
Advisor.

-----------------------------------------------------------------

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

   As of September 2003, Jeff Gary, Managing Director of BlackRock Financial Management ("BFM") since 2003, joined the portfolio management team for the following Trusts: BlackRock Strategic Bond Trust (BHD), BlackRock High Yield Trust (BHY), BlackRock Core Bond Trust (BHK), BlackRock Limited Duration Income Trust (BLW) and BlackRock Income Opportunity Trust (BNA). Prior to joining BFM, Mr. Gary was a Managing Director and high yield portfolio manager with AIG (American General) Investment Group. Dennis Schaney is no longer a member of the portfolio management team for the Trusts listed above.

                                 TAX INFORMATION
--------------------------------------------------------------------------------

   We wish to advise you as to the federal tax status of dividends paid by the Trusts during the fiscal year ended October 31, 2003.

   During the fiscal year ended October 31, 2003, the Trusts paid dividends and distributions as follows:

                                                              NON-TAXABLE        LONG TERM
                                         ORDINARY INCOME   RETURN OF CAPITAL   CAPITAL GAINS
FUND                                        PER SHARE          PER SHARE         PER SHARE        TOTAL
--------                                 ---------------   -----------------   --------------   --------
Broad Investment Grade 2009 Term (BCT)       $1.18525             --                --          $1.18525
Core Bond (BHK)                               1.12106             --             $0.06644        1.18750
High Yield (BHY)                              1.11796          $0.05224             --           1.17020
Income Opportunity (BNA)                      0.81000             --              0.24280        1.05280
Income (BKT)                                  1.01250             --                --           1.01250
Limited Duration Income (BLW)                 0.25000             --                --           0.25000
Strategic Bond (BHD)                          1.49000             --                --           1.49000

   Further, we with to advise you that your income dividends do not qualify for the dividends received deduction.

   For the purpose of preparing your 2003 annual federal income tax return, you should report the amounts as reflected on the appropriate From 1099 DIV which will be mailed to you in January 2004.

                           BlackRock Closed-End Funds

Director/Trustees                           Custodian
   Ralph L. Schlosstein, CHAIRMAN              State Street Bank and Trust Company
   Andrew F. Brimmer                           One Heritage Drive
   Richard E. Cavanagh                         North Quincy, MA 02171
   Kent Dixon
   Frank J. Fabozzi                         Transfer Agent
   Robert S. Kapito                            EquiServe Trust Company, N.A.
   James Clayburn La Force, Jr.                150 Royall Street
   Walter F. Mondale                           Canton, MA 02021
                                               (800) 699-1BFM
Officers
   Robert S. Kapito, PRESIDENT              Independent Accountants
   Henry Gabbay, TREASURER                     Deloitte & Touche LLP
   Anne Ackerley, VICE PRESIDENT               200 Berkeley Street
   Jeff Gary, VICE PRESIDENT                   Boston, MA 02116
   Michael Lustig, VICE PRESIDENT
   Richard M. Shea, VICE PRESIDENT/TAX      Legal Counsel
   James Kong, ASSISTANT TREASURER             Skadden, Arps, Slate, Meagher & Flom LLP
   Vincent B. Tritto, SECRETARY                Four Times Square
   Brian P. Kindelan, ASSISTANT SECRETARY      New York, NY 10036

Investment Advisor                          Legal Counsel - Independent Trustees
   BlackRock Advisors, Inc.                    Debevoise & Plimpton
   100 Bellevue Parkway                        919 Third Avenue
   Wilmington, DE 19809                        New York, NY 10022
   (800) 227-7BFM
                                                This report is for shareholder information.
Sub-Advisor(1)                              This is not a prospectus intended for use in the
   BlackRock Financial Management, Inc.     purchase or sale of Trust shares. Statements and
   40 East 52nd Street                      other information contained in this report are
   New York, NY 10022                       as dated and are subject to change.

--------------------------------------------------------------------------------

BlackRock Advisors, Inc.(2)       Princeton Administrators, L.P.(2)    Prudential Investments LLC(2)
100 Bellevue Parkway              P.O. Box 9095                        Gateway Center Three
Wilmington, DE 19809              Princeton, NJ 08543-9095             100 Mulberry Street
(800) 227-7BFM                    (800) 543-6217                       Newark, NJ 07102-4077
  BlackRock Core Bond Trust         BlackRock Broad Investment Grade   (800) 277-7BFM
  BlackRock Limited Duration          2009 Term Trust                    BlackRock High Yield Trust
    Income Trust                                                         BlackRock Income Opportunity Trust
  BlackRock Strategic Bond Trust                                         BlackRock Income Trust


Effective August 18, 2003, BlackRock Advisors, Inc. provides administrative services for all trusts.

----------
(1)  For Core Bond, Limited Duration and Strategic Bond only.
(2) Provided administrative services for the Trust(s) listed directly below its name.


The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 227-7BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor's proxy voting policies and procedures. You may obtain a copy of these proxy voting procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

                                                                [BLACKROCK LOGO]


This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.


CEF-ANN-3

ITEM 2.  CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable until annual reports for fiscal years ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Trust has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Trust is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; and Kent Dixon.

ITEM 6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are included as an Exhibit hereto.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)     Code of Ethics.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002.

(c)        Proxy Voting Policies.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The BlackRock Income Trust Inc.




By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Treasurer
Date:    January 7, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ Robert S. Kapito
         ---------------------------
Name:    Robert S. Kapito
Title:   Principal Executive Officer
Date:    January 7, 2004




By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Principal Financial Officer
Date:    January 7, 2004